UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23078

Virtus ETF Trust II

(Exact name of registrant as specified in charter)

31 West 52nd Street, 16th Floor

New York, NY 10019

(Address of principal executive offices) (Zip code)

Virtus ETF Trust II

c/o Corporation Service Company
2711 Centerville Road, Suite 400

Wilmington, DE 19808

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 593-4383

Date of fiscal year end: July 31

Date of reporting period: January 31, 2025

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

Virtus AlphaSimplex Managed Futures ETF

ASMF / NYSE Arca, Inc.

Semi - Annual Shareholder Report | January 31, 2025

This semi-annual shareholder report contains important information about the Virtus AlphaSimplex Managed Futures ETF ("Fund") for the period of August 1, 2024 to January 31, 2025.You can find additional information about the Fund at https://www.virtus.com/investor-resources/etf-documents. You can also request this information by contacting us at 1-888-383-0553.

What were the Fund costs for the period?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus AlphaSimplex Managed Futures ETF	$43	0.87%Footnote Reference(a)
Footnote	Description
Footnote (a)	Annualized

KEY FUND STATISTICS (as of January 31, 2025)

Fund net assets	$14,490,613
Total number of portfolio holdings	0
Portfolio turnover rate	0%

% RISK ALLOCATION (includes futures contracts)

Commodities	18
Currencies	33
Equities	21
Fixed Income	28

Where can I find additional information about the Fund?

For more information about the Fund, including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-888-383-0553, scan the QR code, or visit https://www.virtus.com/investor-resources/etf-documents.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Virtus ETFs at 1-888-383-0553.

Virtus AlphaSimplex Managed Futures ETF | 1

Virtus Duff & Phelps Clean Energy ETF

VCLN / NYSE Arca, Inc.

Semi - Annual Shareholder Report | January 31, 2025

This semi-annual shareholder report contains important information about the Virtus Duff & Phelps Clean Energy ETF ("Fund") for the period of August 1, 2024 to January 31, 2025.You can find additional information about the Fund at https://www.virtus.com/investor-resources/etf-documents. You can also request this information by contacting us at 1-888-383-0553.

What were the Fund costs for the period?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Duff & Phelps Clean Energy ETF	$28	0.59%Footnote Reference(a)
Footnote	Description
Footnote (a)	Annualized

KEY FUND STATISTICS (as of January 31, 2025)

Fund net assets	$5,517,420
Total number of portfolio holdings	45
Portfolio turnover rate	47%

ASSET ALLOCATION Footnote Reference(1)

Utilities	48.80%
Industrials	27.10%
Information Technology	16.10%
Energy	6.30%
Materials	1.70%
Footnote	Description
Footnote (1)	Percentage of total investments as of January 31, 2025.

Where can I find additional information about the Fund?

For more information about the Fund, including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-888-383-0553, scan the QR code, or visit https://www.virtus.com/investor-resources/etf-documents.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Virtus ETFs at 1-888-383-0553.

Virtus Duff & Phelps Clean Energy ETF | 1

Virtus KAR Mid-Cap ETF

KMID / NYSE Arca, Inc.

Semi - Annual Shareholder Report | January 31, 2025

This semi-annual shareholder report contains important information about the Virtus KAR Mid-Cap ETF ("Fund") for the period of October 15, 2024 to January 31, 2025.You can find additional information about the Fund at https://www.virtus.com/investor-resources/etf-documents. You can also request this information by contacting us at 1-888-383-0553.

What were the Fund costs for the period?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Mid-Cap ETF	$24Footnote Reference(a)	0.80%Footnote Reference(b)
Footnote	Description
Footnote(a)	Based on the period October 15, 2024 (commencement of operations) through January 31, 2025. Expenses would have been higher if the Fund had been in existence for the full reporting period.
Footnote(b)	Annualized

KEY FUND STATISTICS (as of January 31, 2025)

Fund net assets	$16,981,914
Total number of portfolio holdings	27
Portfolio turnover rate	1%

ASSET ALLOCATION Footnote Reference(1)

Industrials	43.50%
Information Technology	17.10%
Financials	15.70%
Consumer Discretionary	12.40%
Health Care	11.30%
Footnote	Description
Footnote (1)	Percentage of total investments as of January 31, 2025.

Where can I find additional information about the Fund?

For more information about the Fund, including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-888-383-0553, scan the QR code, or visit https://www.virtus.com/investor-resources/etf-documents.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Virtus ETFs at 1-888-383-0553.

Virtus KAR Mid-Cap ETF | 1

Virtus Newfleet ABS/MBS ETF

VABS / NYSE Arca, Inc.

Semi - Annual Shareholder Report | January 31, 2025

This semi-annual shareholder report contains important information about the Virtus Newfleet ABS/MBS ETF ("Fund") for the period of August 1, 2024 to January 31, 2025.You can find additional information about the Fund at https://www.virtus.com/investor-resources/etf-documents. You can also request this information by contacting us at 1-888-383-0553.

What were the Fund costs for the period?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet ABS/MBS ETF	$20	0.39%Footnote Reference(a)
Footnote	Description
Footnote (a)	Annualized

KEY FUND STATISTICS (as of January 31, 2025)

Fund net assets	$17,007,282
Total number of portfolio holdings	97
Portfolio turnover rate	22%

ASSET ALLOCATION Footnote Reference(1)

Asset Backed Security	58.54%
Residential Mortgage Backed Security	33.33%
Commercial Mortgage Backed Security	6.69%
Corporate Bond	1.44%
Footnote	Description
Footnote (1)	Percentage of total investments as of January 31, 2025.

Where can I find additional information about the Fund?

For more information about the Fund, including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-888-383-0553, scan the QR code, or visit https://www.virtus.com/investor-resources/etf-documents.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Virtus ETFs at 1-888-383-0553.

Virtus Newfleet ABS/MBS ETF | 1

Virtus Newfleet Short Duration Core Plus Bond ETF

SDCP / NYSE Arca, Inc.

Semi - Annual Shareholder Report | January 31, 2025

This semi-annual shareholder report contains important information about the Virtus Newfleet Short Duration Core Plus Bond ETF ("Fund") for the period of August 1, 2024 to January 31, 2025.You can find additional information about the Fund at https://www.virtus.com/investor-resources/etf-documents. You can also request this information by contacting us at 1-888-383-0553.

What were the Fund costs for the period?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Short Duration Core Plus Bond ETF	$18	0.35%Footnote Reference(a)
Footnote	Description
Footnote (a)	Annualized

KEY FUND STATISTICS (as of January 31, 2025)

Fund net assets	$10,975,629
Total number of portfolio holdings	224
Portfolio turnover rate	20%

ASSET ALLOCATION Footnote Reference(1)

Asset Backed Security	35.34%
Corporate Bond	24.75%
Residential Mortgage Backed Security	18.51%
U.S. Government Securities	7.90%
Commercial Mortgage Backed Security	5.89%
Mortgage Backed Security	3.96%
Foreign Bond	3.65%
Footnote	Description
Footnote (1)	Percentage of total investments as of January 31, 2025.

Where can I find additional information about the Fund?

For more information about the Fund, including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-888-383-0553, scan the QR code, or visit https://www.virtus.com/investor-resources/etf-documents.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Virtus ETFs at 1-888-383-0553.

Virtus Newfleet Short Duration Core Plus Bond ETF | 1

Virtus Newfleet Short Duration High Yield Bond ETF

VSHY / NYSE Arca, Inc.

Semi - Annual Shareholder Report | January 31, 2025

This semi-annual shareholder report contains important information about the Virtus Newfleet Short Duration High Yield Bond ETF ("Fund") for the period of August 1, 2024 to January 31, 2025.You can find additional information about the Fund at https://www.virtus.com/investor-resources/etf-documents. You can also request this information by contacting us at 1-888-383-0553.

What were the Fund costs for the period?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Short Duration High Yield Bond ETF	$20	0.39%Footnote Reference(a)
Footnote	Description
Footnote (a)	Annualized

KEY FUND STATISTICS (as of January 31, 2025)

Fund net assets	$6,660,545
Total number of portfolio holdings	113
Portfolio turnover rate	42%

ASSET ALLOCATION Footnote Reference(1)

Corporate Bond	77.20%
Foreign Bond	12.40%
Money Market Fund	10.39%
Term Loan	0.01%
Health Care	0.00%
Footnote	Description
Footnote (1)	Percentage of total investments as of January 31, 2025.

Where can I find additional information about the Fund?

For more information about the Fund, including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-888-383-0553, scan the QR code, or visit https://www.virtus.com/investor-resources/etf-documents.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Virtus ETFs at 1-888-383-0553.

Virtus Newfleet Short Duration High Yield Bond ETF | 1

Virtus Seix AAA Private Credit CLO ETF

PCLO / NYSE Arca, Inc.

Semi - Annual Shareholder Report | January 31, 2025

This semi-annual shareholder report contains important information about the Virtus Seix AAA Private Credit CLO ETF ("Fund") for the period of December 2, 2024 to January 31, 2025.You can find additional information about the Fund at https://www.virtus.com/investor-resources/etf-documents. You can also request this information by contacting us at 1-888-383-0553.

What were the Fund costs for the period?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix AAA Private Credit CLO ETF	$5Footnote Reference(a)	0.29%Footnote Reference(b)
Footnote	Description
Footnote(a)	Based on the period December 02, 2024 (commencement of operations) through January 31, 2025. Expenses would have been higher if the Fund had been in existence for the full reporting period.
Footnote(b)	Annualized

KEY FUND STATISTICS (as of January 31, 2025)

Fund net assets	$16,290,041
Total number of portfolio holdings	26
Portfolio turnover rate	25%

ASSET ALLOCATION Footnote Reference(1)

Asset Backed Securities	88.18%
Term Loan	11.82%
Footnote	Description
Footnote (1)	Percentage of total investments as of January 31, 2025.

Where can I find additional information about the Fund?

For more information about the Fund, including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-888-383-0553, scan the QR code, or visit https://www.virtus.com/investor-resources/etf-documents.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Virtus ETFs at 1-888-383-0553.

Virtus Seix AAA Private Credit CLO ETF | 1

Virtus Seix Senior Loan ETF

SEIX / NYSE Arca, Inc.

Semi - Annual Shareholder Report | January 31, 2025

This semi-annual shareholder report contains important information about the Virtus Seix Senior Loan ETF ("Fund") for the period of August 1, 2024 to January 31, 2025.You can find additional information about the Fund at https://www.virtus.com/investor-resources/etf-documents. You can also request this information by contacting us at 1-888-383-0553.

What were the Fund costs for the period?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix Senior Loan ETF	$29	0.57%Footnote Reference(a)
Footnote	Description
Footnote (a)	Annualized

KEY FUND STATISTICS (as of January 31, 2025)

Fund net assets	$313,434,224
Total number of portfolio holdings	324
Portfolio turnover rate	143%

ASSET ALLOCATION Footnote Reference(1)

Term Loan	95.06%
Corporate Bond	3.84%
Asset Backed Security	0.81%
Foreign Bond	0.29%
Warrant	0.00%
Footnote	Description
Footnote (1)	Percentage of total investments as of January 31, 2025.

Where can I find additional information about the Fund?

For more information about the Fund, including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-888-383-0553, scan the QR code, or visit https://www.virtus.com/investor-resources/etf-documents.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Virtus ETFs at 1-888-383-0553.

Virtus Seix Senior Loan ETF | 1

Virtus Stone Harbor Emerging Markets High Yield Bond ETF

VEMY / NYSE Arca, Inc.

Semi - Annual Shareholder Report | January 31, 2025

This semi-annual shareholder report contains important information about the Virtus Stone Harbor Emerging Markets High Yield Bond ETF ("Fund") for the period of August 1, 2024 to January 31, 2025.You can find additional information about the Fund at https://www.virtus.com/investor-resources/etf-documents. You can also request this information by contacting us at 1-888-383-0553.

What were the Fund costs for the period?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Stone Harbor Emerging Markets High Yield Bond ETF	$29	0.55%Footnote Reference(a)
Footnote	Description
Footnote (a)	Annualized

KEY FUND STATISTICS (as of January 31, 2025)

Fund net assets	$12,117,648
Total number of portfolio holdings	153
Portfolio turnover rate	48%

ASSET ALLOCATION Footnote Reference(1)

Foreign Bond	100.00%
Footnote	Description
Footnote (1)	Percentage of total investments as of January 31, 2025.

Where can I find additional information about the Fund?

For more information about the Fund, including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-888-383-0553, scan the QR code, or visit https://www.virtus.com/investor-resources/etf-documents.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Virtus ETFs at 1-888-383-0553.

Virtus Stone Harbor Emerging Markets High Yield Bond ETF | 1

Virtus Terranova U.S. Quality Momentum ETF

JOET / NYSE Arca, Inc.

Semi - Annual Shareholder Report | January 31, 2025

This semi-annual shareholder report contains important information about the Virtus Terranova U.S. Quality Momentum ETF ("Fund") for the period of August 1, 2024 to January 31, 2025.You can find additional information about the Fund at https://www.virtus.com/investor-resources/etf-documents. You can also request this information by contacting us at 1-888-383-0553.

What were the Fund costs for the period?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Terranova U.S. Quality Momentum ETF	$16	0.29%Footnote Reference(a)
Footnote	Description
Footnote (a)	Annualized

KEY FUND STATISTICS (as of January 31, 2025)

Fund net assets	$165,428,855
Total number of portfolio holdings	126
Portfolio turnover rate	57%

ASSET ALLOCATION Footnote Reference(1)

Financials	31.10%
Industrials	21.70%
Information Technology	16.80%
Consumer Discretionary	8.60%
Health Care	5.60%
Communication Services	4.90%
Energy	3.20%
Consumer Staples	2.40%
Materials	2.40%
Utilities	1.70%
Real Estate	1.60%
Footnote	Description
Footnote (1)	Percentage of total investments as of January 31, 2025.

Where can I find additional information about the Fund?

For more information about the Fund, including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-888-383-0553, scan the QR code, or visit https://www.virtus.com/investor-resources/etf-documents.

Householding

Shareholderswho have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Virtus ETFs at 1-888-383-0553.

Virtus Terranova U.S. Quality Momentum ETF | 1

(b)	Not applicable

Item 2. Code of Ethics.

Response not required for semi-annual report.

Item 3. Audit Committee Financial Expert.

Response not required for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Response not required for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Disclosure not required for open-end management investment companies.

Item 6. Investments.

(a)	Please refer to Item 7a.
(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file its most recent annual or semi-annual financial statements required, and for the periods specified, by Regulation S-X.

The semi-annual financial statements are attached.

SEMI-ANNUAL FINANCIALS
(FORM N-CSR Items 7-11)

Virtus ETF Trust II
January 31, 2025

Virtus AlphaSimplex Managed Futures ETF
VIRTUS DUFF & PHELPS CLEAN ENERGY ETF
Virtus KAR Mid-Cap ETF
VIRTUS NEWFLEET ABS/MBS ETF
Virtus Newfleet Short Duration Core Plus Bond ETF
Virtus Newfleet Short Duration High Yield Bond ETF
VIRTUS SEIX AAA Private Credit CLO ETF
VIRTUS SEIX SENIOR LOAN ETF
VIRTUS STONE HARBOR EMERGING MARKETS HIGH YIELD BOND ETF
VIRTUS TERRANOVA U.S. QUALITY MOMENTUM ETF

Schedule of Investments — Virtus AlphaSimplex Managed Futures ETF

January 31, 2025 (unaudited)

The accompanying notes are an integral part of these financial statements.

Portfolio Composition
January 31, 2025 (unaudited)

Asset Allocation as of 01/31/2025 (based on net assets)

Virtus AlphaSimplex Managed Futures ETF
Other Assets in Excess of Liabilities	100.0%
Total	100.0%

At January 31, 2025, open exchange-traded futures contracts were as follows:

Description	Expiration Date	Number of Contracts	Notional Amount	Unrealized Appreciation/(Depreciation)
Long Contracts
Brent Crude Future	2/28/2025	5	$378,350	$(12,465)
Corn Future	3/14/2025	25	602,500	4,144
EURO STOXX 50® Index Future	3/21/2025	22	1,207,552	43,752
Gold Future	4/28/2025	4	1,134,000	17,688
MSCI Emerging Markets Index Future	3/21/2025	2	109,040	1,335
S&P 500® E-Mini Future	3/21/2025	5	1,516,813	(6,203)
SPI 200 Future	3/20/2025	7	925,542	24,627
TOPIX Index Future	3/13/2025	3	539,863	12,223
WTI Crude Future	2/20/2025	5	362,650	(11,980)
				$73,121
Short Contracts
Australian Dollar Future	3/17/2025	(30)	$1,864,950	$31,126
British Pound Future	3/17/2025	(20)	1,549,875	13,265
Canadian Dollar Future	3/18/2025	(53)	3,659,385	65,071
Euro FX Currency Futures	3/17/2025	(21)	2,729,213	17,599
Euro-Bund Future	3/06/2025	(17)	2,337,092	(24,657)
Japanese Yen Future	3/17/2025	(11)	890,656	16,975
Long Gilt Future	3/27/2025	(20)	2,300,501	22,299
U.S. Treasury 10 Year Notes	3/20/2025	(24)	2,612,250	(2,271)
U.S. Treasury 2 Year Notes	3/31/2025	(9)	1,850,625	(211)
U.S. Treasury Ultra Bond	3/20/2025	(13)	1,540,094	9,737
				$148,933

Abbreviations:

MSCI — Morgan Stanley Capital International

S&P — Standard & Poor’s

SPI — Share Price Index

STOXX — Stock Index of the Eurozone

TOPIX — Tokyo Stock Price Index

WTI — West Texas Intermediate

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of January 31, 2025.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Futures	$279,841	$—	$—	$279,841
Total	$279,841	$—	$—	$279,841
Liability Valuation Inputs
Futures	$57,787	$—	$—	$57,787
Total	$57,787	$—	$—	$57,787

Schedule of Investments — Virtus Duff & Phelps Clean Energy ETF

January 31, 2025 (unaudited)

The accompanying notes are an integral part of these financial statements.

Security Description	Shares	Value
COMMON STOCKS — 95.5%
Energy — 6.1%
Cameco Corp. (Canada)	1,506	$74,457
Cheniere Energy, Inc.	221	49,427
DT Midstream, Inc.	648	65,500
Kodiak Gas Services, Inc.	1,398	65,398
Technip Energies NV (France)	2,912	83,014
Total Energy		337,796
Industrials — 26.3%
ABB Ltd. (Switzerland)	1,575	86,381
Balfour Beatty PLC (United Kingdom)	20,719	119,507
Bloom Energy Corp. Class A*	3,092	72,909
Fluence Energy, Inc.*	5,804	75,510
GE Vernova, Inc.	167	62,271
Hubbell, Inc.	142	60,067
Maire SpA (Italy)	13,067	128,982
NEXTracker, Inc. Class A*	4,228	213,176
Plug Power, Inc.*	25,817	48,020
Prysmian SpA (Italy)	1,815	126,793
Sungrow Power Supply Co., Ltd. Class A (China)	11,920	118,305
Sunrun, Inc.*	4,845	43,847
Vestas Wind Systems A/S (Denmark)*	13,934	191,655
Xylem, Inc.	822	101,961
Total Industrials		1,449,384
Information Technology — 15.6%
Enphase Energy, Inc.*	4,183	260,517
First Solar, Inc.*	2,342	392,332
Infineon Technologies AG (Germany)	3,242	107,809
TE Connectivity PLC (Switzerland)	686	101,507
Total Information Technology		862,165
Materials — 1.6%
MP Materials Corp.*	4,104	90,124
Utilities — 45.9%
AES Corp. (The)	6,575	72,325
Alliant Energy Corp.	1,074	63,237
Centrais Eletricas Brasileiras SA (Brazil)	18,300	113,012
Chubu Electric Power Co., Inc. (Japan)	15,600	162,794
Cia de Saneamento Basico do Estado de Sao Paulo SABESP (Brazil)	5,600	90,621
Clearway Energy, Inc. Class C	5,366	139,140
Constellation Energy Corp.	226	67,795

Security Description	Shares	Value
COMMON STOCKS (continued)
Utilities (continued)
EDP Renovaveis SA (Spain)	5,677	$53,210
EDP SA (Portugal)	56,876	179,133
Fortum OYJ (Finland)	12,690	184,304
Guangdong Investment Ltd. (China)	118,000	89,046
Iberdrola SA – Interim Shares (Spain)	24,299	343,834
Iberdrola SA (Spain)*	418	5,915
NextEra Energy, Inc.	1,881	134,604
Orsted AS (Denmark)*(1)	2,045	79,062
Pennon Group PLC (United Kingdom)	12,449	89,217
Redeia Corp. SA (Spain)	8,408	141,653
Solaria Energia y Medio Ambiente SA (Spain)*	6,312	49,503
Southern Co. (The)	1,289	108,212
SSE PLC (United Kingdom)	17,999	364,100
Total Utilities		2,530,717
Total Common Stocks
(Cost $5,518,435)		5,270,186
PREFERRED STOCK — 1.5%
Utilities — 1.5%
Cia Energetica de Minas Gerais, 13.77% (Brazil)
(Cost $85,324)	42,397	79,512

TOTAL INVESTMENTS — 97.0%
(Cost $5,603,759)		5,349,698
Other Assets in Excess of Liabilities — 3.0%		167,722
Net Assets — 100.0%		$5,517,420

*Non-income producing security.

(1)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid. At January 31, 2025, the aggregate value of these securities was $79,062, or 1.4% of net assets.

Portfolio Composition
January 31, 2025 (unaudited)

Asset Allocation as of 01/31/2025 (based on net assets)

Utilities	47.4%
Industrials	26.3%
Information Technology	15.6%
Energy	6.1%
Materials	1.6%
Other Assets in Excess of Liabilities	3.0%
Total	100.0%

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of January 31, 2025.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks	$5,264,271	$5,915	$—	$5,270,186
Preferred Stock	79,512	—	—	79,512
Total	$5,343,783	$5,915	$—	$5,349,698

Schedule of Investments — Virtus KAR Mid-Cap ETF

January 31, 2025 (unaudited)

The accompanying notes are an integral part of these financial statements.

Security Description	Shares	Value
COMMON STOCKS — 96.3%
Consumer Discretionary — 12.0%
Domino’s Pizza, Inc.	1,512	$679,069
Pool Corp.	1,890	650,633
Ross Stores, Inc.	4,698	707,331
Total Consumer Discretionary		2,037,033
Financials — 15.1%
Brown & Brown, Inc.	5,589	584,945
FactSet Research Systems, Inc.	918	435,508
LPL Financial Holdings, Inc.	1,701	624,080
MSCI, Inc.	837	499,497
W R Berkley Corp.	7,128	419,340
Total Financials		2,563,370
Health Care — 10.9%
Align Technology, Inc.*	2,268	496,941
Cooper Cos., Inc. (The)*	6,912	667,354
West Pharmaceutical Services, Inc.	1,998	682,417
Total Health Care		1,846,712
Industrials — 41.8%
AMETEK, Inc.	5,616	1,036,489
Broadridge Financial Solutions, Inc.	2,214	527,419
Equifax, Inc.	2,619	719,649
HEICO Corp. Class A	3,267	621,808
Lennox International, Inc.	1,107	655,809
Nordson Corp.	2,349	517,297
Old Dominion Freight Line, Inc.	2,943	546,250
Pentair PLC	5,994	621,458
Rollins, Inc.	11,772	582,714
Verisk Analytics, Inc.	2,187	628,631

Security Description	Shares	Value
COMMON STOCKS (continued)
Industrials (continued)
Westinghouse Air Brake Technologies Corp.	3,132	$651,205
Total Industrials		7,108,729
Information Technology — 16.5%
Aspen Technology, Inc.*	1,653	435,648
Bentley Systems, Inc. Class B	11,637	541,703
Fair Isaac Corp.*	243	455,275
Monolithic Power Systems, Inc.	952	606,776
Teledyne Technologies, Inc.*	1,485	759,325
Total Information Technology		2,798,727

TOTAL INVESTMENTS — 96.3%
(Cost $16,492,203)		16,354,571
Other Assets in Excess of Liabilities — 3.7%		627,343
Net Assets — 100.0%		$16,981,914

*Non-income producing security.

Portfolio Composition
January 31, 2025 (unaudited)

Asset Allocation as of 01/31/2025 (based on net assets)

Industrials	41.8%
Information Technology	16.5%
Financials	15.1%
Consumer Discretionary	12.0%
Health Care	10.9%
Other Assets in Excess of Liabilities	3.7%
Total	100.0%

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of January 31, 2025.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks	$16,354,571	$—	$—	$16,354,571
Total	$16,354,571	$—	$—	$16,354,571

Schedule of Investments — Virtus Newfleet ABS/MBS ETF

January 31, 2025 (unaudited)

The accompanying notes are an integral part of these financial statements.

Security Description	Principal	Value
ASSET BACKED SECURITIES — 60.2%
Acm Auto Trust, Class A, Series 2024-2A, 6.06%, 02/20/29(1)	$74,881	$75,139
Affirm Asset Securitization Trust, Class A, Series 2023-B, 6.82%, 09/15/28(1)	210,000	212,584
Affirm Asset Securitization Trust, Class A, Series 2024-B, 4.62%, 09/15/29(1)	55,000	54,801
American Credit Acceptance Receivables Trust, Class E, Series 2022-1, 3.64%, 03/13/28(1)	160,000	158,700
Applebee’s Funding LLC / Ihop Funding LLC, Class A2, Series 2023-1A, 7.82%, 03/05/53(1)	380,000	391,591
Aqua Finance Trust, Class B, Series 2024-A, 5.06%, 04/18/50(1)	145,000	142,689
Aqua Finance Trust, Class C, Series 2019-A, 4.01%, 07/16/40(1)	66,151	64,127
Auxilior Term Funding, Class B, Series 2024-1A, 5.69%, 07/15/31(1)	88,000	89,112
Auxilior Term Funding, Class D, Series 2023-1A, 7.27%, 12/16/30(1)	210,000	212,108
Avis Budget Rental Car Funding Aesop LLC, Class C, Series 2024-5A, 6.24%, 04/20/27(1)	190,000	191,185
Avis Budget Rental Car Funding Aesop LLC, Class D, Series 2021-1A, 3.34%, 08/20/26(1)	340,000	336,421
Carvana Auto Receivables Trust, Class B, Series 2024-N1, 5.63%, 05/10/30(1)	146,000	147,398
CPS Auto Receivables Trust, Class C, Series 2024-C, 5.76%, 10/15/30(1)	145,000	146,916
CPS Auto Receivables Trust, Class C, Series 2025-A, 5.25%, 04/15/31(1)	250,000	251,453
FAT Brands Royalty LLC, Class A2, Series 2021-1A, 5.75%, 04/25/51(1)	67,900	58,302
FHF Trust, Class A2, Series 2023-1A, 6.57%, 06/15/28(1)	10,998	11,131
Five Guys Holdings, Inc., Class A2, Series 2023-1A, 7.55%, 01/26/54(1)	498,750	519,181
GLS Auto Receivables Issuer Trust, Class D, Series 2022-2A, 6.15%, 04/17/28(1)	135,000	136,568
GLS Auto Select Receivables Trust, Class C, Series 2024-3A, 5.92%, 08/15/30(1)	305,000	313,096
Hardee’s Funding LLC, Class A2, Series 2024-1A, 7.25%, 03/20/54(1)	312,638	320,890
HIN Timeshare Trust, Class C, Series 2020-A, 3.42%, 10/09/39(1)	163,000	157,998
Jack in the Box Funding LLC, Class A2I, Series 2022-1A, 3.45%, 02/26/52(1)	491,400	470,381
Jersey Mike’s Funding LLC, Class A2, Series 2019-1A, 4.43%, 02/15/50(1)	307,675	303,514
Jersey Mike’s Funding LLC, Class A2, Series 2024-1A, 5.64%, 02/15/55(1)	220,000	219,706
Lendbuzz Securitization Trust, Class A2, Series 2023-2A, 7.09%, 10/16/28(1)	69,321	70,633
Lendbuzz Securitization Trust, Class A2, Series 2025-1A, 5.10%, 10/15/30(1)	500,000	501,627
Libra Solutions LLC, Class A, Series 2024-1A, 5.88%, 09/30/38(1)	165,000	162,300
Lobel Automobile Receivables Trust, Class B, Series 2023-1, 7.05%, 09/15/28(1)	129,514	130,232
Marlette Funding Trust, Class B, Series 2023-2A, 6.54%, 06/15/33(1)	90,835	91,336

Security Description	Principal	Value
ASSET BACKED SECURITIES (continued)
Merchants Fleet Funding LLC, Class A, Series 2023-1A, 7.21%, 05/20/36(1)	$139,168	$140,704
Mercury Financial Credit Card Master Trust, Class A, Series 2023-1A, 8.04%, 09/20/27(1)	315,000	315,392
Mercury Financial Credit Card Master Trust, Class A, Series 2024-2A, 6.56%, 07/20/29(1)	60,000	60,839
Mission Lane Credit Card Master Trust, Class A, Series 2023-B, 7.69%, 11/15/28(1)	220,000	221,740
Momnt Technologies Trust, Class A, Series 2023-1A, 6.92%, 03/20/45(1)	73,878	74,283
NBC Funding LLC, Class A2, Series 2021-1, 2.99%, 07/30/51(1)	294,750	283,215
Octane Receivables Trust, Class C, Series 2023-3A, 6.74%, 08/20/29(1)	345,000	355,165
Oportun Funding XIV LLC, Class A, Series 2024-1A, 6.33%, 04/08/31(1)	37,200	37,267
Oportun Issuance Trust, Class B, Series 2024-2, 5.83%, 02/09/32(1)	78,000	78,390
Powerpay Issuance Trust, Class A, Series 2024-1A, 6.53%, 02/18/39(1)	111,076	113,242
Purchasing Power Funding, Class B, Series 2024-A, 6.43%, 08/15/28(1)	190,000	192,162
RCKT Mortgage Trust, Class A1A, Series 2023-CES2, 6.81%, 09/25/43(1)(2)(3)	89,562	90,816
RCKT Mortgage Trust, Class A1A, Series 2023-CES3, 7.11%, 11/25/43(1)(2)(3)	96,145	97,684
Reach ABS Trust, Class A, Series 2025-1A, 4.96%, 08/16/32(1)	375,000	375,118
Reach ABS Trust, Class B, Series 2024-1A, 6.29%, 02/18/31(1)	190,000	192,972
Reach ABS Trust, Class B, Series 2024-2A, 5.84%, 07/15/31(1)	100,000	101,255
Tricolor Auto Securitization Trust, Class C, Series 2024-2A, 6.93%, 04/17/28(1)	325,000	332,177
TSC SPV Funding LLC, Class A2, Series 2024-1A, 6.29%, 08/20/54(1)	100,000	98,689
United Auto Credit Securitization Trust, Class C, Series 2024-1, 7.06%, 10/10/29(1)	265,000	267,139
United Auto Credit Securitization Trust, Class D, Series 2022-2, 6.84%, 01/10/28(1)	315,000	315,482
Veros Auto Receivables Trust, Class C, Series 2024-1, 7.57%, 12/15/28(1)	195,000	200,975
VFI ABS LLC, Class D, Series 2022-1A, 6.68%, 11/26/29(1)	100,000	98,901
Westlake Automobile Receivables Trust, Class B, Series 2024-2A, 5.62%, 03/15/30(1)	110,000	111,420
ZAXBY’S Funding LLC, Class A2, Series 2021-1A, 3.24%, 07/30/51(1)	149,575	136,800
Total Asset Backed Securities
(Cost $10,232,994)		10,232,946
RESIDENTIAL MORTGAGE BACKED SECURITIES — 34.2%
A&d Mortgage Trust, Class A1, Series 2023-NQM3, 6.73%, 07/25/68(1)(4)	159,178	160,413
American Homes 4 Rent, Class B, Series 2015-SFR2, 4.30%, 10/17/52(1)	100,000	99,491
Angel Oak Mortgage Trust, Class A2, Series 2021-3, 1.31%, 05/25/66(1)(2)(3)	51,423	43,801

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — Virtus Newfleet ABS/MBS ETF (continued)

January 31, 2025 (unaudited)

Security Description	Principal	Value
RESIDENTIAL MORTGAGE BACKED SECURITIES (continued)
Angel Oak SB Commercial Mortgage Trust, Class A1, Series 2020-SBC1, 2.07%, 05/25/50(1)(2)(3)	$65,867	$61,256
COLT Mortgage Loan Trust, Class A1, Series 2021-2R, 0.80%, 07/27/54(1)	44,123	38,710
COLT Mortgage Loan Trust, Class A1, Series 2023-3, 7.18%, 09/25/68(1)(4)	133,729	135,778
COLT Mortgage Loan Trust, Class A1, Series 2023-4, 7.16%, 10/25/68(1)	77,535	79,146
Colt Trust, Class A1, Series 2021-RPL1, 1.67%, 09/25/61(1)(2)(3)	177,608	159,991
CSMC Trust, Class A1, Series 2017-RPL1, 2.75%, 07/25/57(1)(2)(3)	50,887	49,453
Deephaven Residential Mortgage Trust, Class A1, Series 2021-4, 1.93%, 11/25/66(1)(2)(3)	68,063	58,919
Ellington Financial Mortgage Trust, Class A1, Series 2020-2, 1.18%, 10/25/65(1)(2)(3)	116,769	109,084
Ellington Financial Mortgage Trust, Class A2, Series 2021-1, 1.00%, 02/25/66(1)(2)(3)	39,369	33,705
FirstKey Homes Trust, Class D, Series 2021-SFR1, 2.19%, 08/17/38(1)	130,000	124,142
Galton Funding Mortgage Trust, Class A23, Series 2018-1, 3.50%, 11/25/57(1)(2)(3)	100,339	89,518
JPMorgan Mortgage Trust, Class A1, Series 2025-CES1, 5.67%, 05/25/55(1)(2)(3)	150,000	150,354
JPMorgan Trust, Class A2, Series 2015-5, 6.16%, 05/25/45(1)(2)(3)	213,205	213,325
LHOME Mortgage Trust, Class A1, Series 2022-RTL3, 8.15%, 11/25/27(1)(4)	75,952	76,314
MetLife Securitization Trust, Class A1A, Series 2019-1A, 3.75%, 04/25/58(1)(2)(3)	100,644	98,906
MFA Trust, Class A1, Series 2023-INV2, 6.78%, 10/25/58(1)	355,888	360,677
MFA Trust, Class A1, Series 2024-NQM2, 5.27%, 08/25/69(1)(4)	377,308	375,429
Mill City Mortgage Loan Trust, Class A1, Series 2019-GS2, 2.75%, 08/25/59(1)(2)(3)	477,234	459,382
New Residential Mortgage Loan Trust, Class A3, Series 2017-2A, 4.00%, 03/25/57(1)(2)(3)	22,608	21,669
NYMT Loan Trust, Class A1, Series 2021-CP1, 2.04%, 07/25/61(1)	533,170	493,166
OBX Trust, Class A2, Series 2018-1, 5.08%, (1-Month SOFR + 0.76%), 06/25/57(1)(2)	24,561	24,097
OBX Trust, Class A1, Series 2022-NQM1, 2.31%, 11/25/61(1)(2)(3)	106,344	93,529
OBX Trust, Class A1A, Series 2023-NQM5, 6.57%, 06/25/63(1)(4)	162,546	164,438
OBX Trust, Class A1, Series 2023-NQM9, 7.16%, 10/25/63(1)(4)	372,875	380,313
OBX Trust, Class A1, Series 2023-NQM1, 5.93%, 11/25/63(1)	80,837	81,148
Progress Residential Trust, Class C, Series 2021-SFR1, 1.56%, 04/17/38(1)	310,000	308,750
PRPM LLC, Class A1, Series 2021-RPL1, 1.32%, 07/25/51(1)(4)	77,915	71,404
Residential Mortgage Loan Trust, Class A1, Series 2020-1, 2.38%, 01/26/60(1)(2)(3)	4,908	4,836
Starwood Mortgage Residential Trust, Class A1, Series 2020-1, 2.28%, 02/25/50(1)(2)(3)	49,265	46,967

Security Description	Principal	Value
RESIDENTIAL MORTGAGE BACKED SECURITIES (continued)
Starwood Mortgage Residential Trust, Class A1, Series 2021-3, 1.13%, 06/25/56(1)(2)(3)	$546,391	$469,248
Towd Point Mortgage Trust, Class A2, Series 2017-6, 3.00%, 10/25/57(1)(2)(3)	420,000	394,524
Verus Securitization Trust, Class A1, Series 2023-8, 6.26%, 12/25/68(1)(4)	220,249	223,211
Visio Trust, Class A1, Series 2020-1R, 1.31%, 11/25/55(1)	73,605	70,073
Total Residential Mortgage Backed Securities
(Cost $5,805,552)		5,825,167
COMMERCIAL MORTGAGE BACKED SECURITIES — 6.9%
BBCMS Mortgage Trust, Class A, Series 2018-TALL, 5.23%, (1-Month SOFR + 0.92%), 03/15/37(1)(2)	115,000	110,823
BPR Trust, Class A, Series 2022-OANA, 6.20%, (1-Month SOFR + 1.90%), 04/15/37(1)(2)	390,000	391,249
Bx Trust, Class B, Series 2018-GW, 5.62%, (1-Month SOFR + 1.32%), 05/15/35(1)(2)	165,000	164,966
Cent Trust, Class A, Series 2023-CITY, 6.93%, (1-Month SOFR + 2.62%), 09/15/38(1)(2)	150,000	151,690
Hudson Yards Mortgage Trust, Class A, Series 2025-SPRL, 5.47%, 01/13/40(1)(2)(3)	100,000	101,207
Rock Trust, Class C, Series 2024-CNTR, 6.47%, 11/13/41(1)	110,000	113,486
Thpt Mortgage Trust, Class A, Series 2023-THL, 6.99%, 12/10/34(1)(2)(3)	133,630	135,848
Total Commercial Mortgage Backed Securities
(Cost $1,159,950)		1,169,269
CORPORATE BOND — 1.5%
Industrials — 1.5%
Alaska Airlines Pass-Through Trust, Class A, Series 2020-1, 4.80%, 08/15/27(1) (Cost $251,839)	253,985	252,359
TOTAL INVESTMENTS — 102.8%
(Cost $17,450,335)		17,479,741
Liabilities in Excess of Other Assets — (2.8)%		(472,459)
Net Assets — 100.0%		$17,007,282

(1)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid. At January 31, 2025, the aggregate value of these securities was $17,479,741, or 102.8% of net assets.

(2)Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2025.

(3)Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions.

(4)Represents step coupon bond. Rate shown reflects the rate in effect as of January 31, 2025.

Abbreviations:

SOFR — Secured Overnight Financing Rate

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — Virtus Newfleet ABS/MBS ETF (continued)

January 31, 2025 (unaudited)

Portfolio Composition
January 31, 2025 (unaudited)

Asset Allocation as of 01/31/2025 (based on net assets)

Asset Backed Securities	60.2%
Residential Mortgage Backed Security	34.2%
Commercial Mortgage Backed Securities	6.9%
Corporate Bond	1.5%
Liabilities in Excess of Other Assets	(2.8)%
Total	100.0%

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of January 31, 2025.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Asset Backed Securities	$—	$10,232,946	$—	$10,232,946
Residential Mortgage Backed Securities	—	5,825,167	—	5,825,167
Commercial Mortgage Backed Securities	—	1,169,269	—	1,169,269
Corporate Bond	—	252,359	—	252,359
Total	$—	$17,479,741	$—	$17,479,741

Schedule of Investments — Virtus Newfleet Short Duration Core Plus Bond ETF

January 31, 2025 (unaudited)

The accompanying notes are an integral part of these financial statements.

Security Description	Principal	Value
ASSET BACKED SECURITIES — 34.7%
Affirm Asset Securitization Trust, Class A, Series 2023-B, 6.82%, 09/15/28(1)	$150,000	$151,845
American Credit Acceptance Receivables Trust 2025-1, Class C, Series 2025-1, 5.09%, 08/12/31(1)	30,000	30,070
American Heritage Auto Receivables Trust 2024-1, Class A3, Series 2024-1A, 4.90%, 09/17/29(1)	30,000	30,085
Auxilior Term Funding LLC, Class C, Series 2023-1A, 6.50%, 11/15/30(1)	120,000	121,055
Avis Budget Rental Car Funding Aesop LLC, Class A, Series 2020-2A, 2.02%, 02/20/27(1)	100,000	97,841
Bridgecrest Lending Auto Securitization Trust 2025-1, Class C, Series 2025-1, 5.15%, 12/17/29	25,000	25,074
Carvana Auto Receivables Trust, Class C, Series 2023-N4, 6.59%, 02/11/30(1)	200,000	205,523
Carvana Auto Receivables Trust 2020-P1, Class C, Series 2020-P1, 1.32%, 11/09/26	25,000	24,351
CCG Receivables Trust, Class A2, Series 2023-1, 5.82%, 09/16/30(1)	92,062	92,767
Cli Funding VI LLC, Class A, Series 2020-1A, 2.08%, 09/18/45(1)	49,337	45,383
Consumer Portfolio Services Auto Trust 2025-A, Class C, Series 2025-A, 5.25%, 04/15/31(1)	30,000	30,174
CPS Auto Receivables Trust, Class C, Series 2024-A, 5.74%, 04/15/30(1)	25,000	25,295
Dext ABS LLC, Class B, Series 2023-2, 6.41%, 05/15/34(1)	30,000	30,556
Diamond Resorts Owner Trust, Class A, Series 2021-1A, 1.51%, 11/21/33(1)	19,279	18,890
Discover Card Execution Note Trust, Class A, Series 2023-A2, 4.93%, 06/15/28	205,000	206,333
Drive Auto Receivables Trust, Class C, Series 2024-1, 5.43%, 11/17/31	25,000	25,172
DT Auto Owner Trust, Class C, Series 2023-3A, 6.40%, 05/15/29(1)	155,000	157,506
Elara HGV Timeshare Issuer LLC, Class A, Series 2023-A, 6.16%, 02/25/38(1)	136,388	139,548
Exeter Automobile Receivables Trust, Class B, Series 2023-2A, 5.61%, 09/15/27	121,754	122,087
Exeter Automobile Receivables Trust, Class B, Series 2024-5A, 4.48%, 04/16/29	30,000	29,874
Flagship Credit Auto Trust, Class B, Series 2024-3, 5.35%, 07/16/29(1)	30,000	30,149
Foursight Capital Automobile Receivables Trust, Class A3, Series 2023-1, 5.39%, 12/15/27(1)	213,818	214,193
GLS Auto Receivables Issuer Trust, Class B, Series 2023-1A, 6.19%, 06/15/27(1)	22,859	22,905
GLS Auto Select Receivables Trust, Class A3, Series 2023-2A, 6.38%, 02/15/29(1)	300,000	307,861
GLS Auto Select Receivables Trust, Class C, Series 2024-3A, 5.92%, 08/15/30(1)	30,000	30,796
Hilton Grand Vacations Trust, Class A, Series 2024-2A, 5.50%, 03/25/38(1)	19,424	19,638
HIN Timeshare Trust, Class C, Series 2020-A, 3.42%, 10/09/39(1)	87,769	85,076
Hinnt, Class A, Series 2024-A, 5.49%, 03/15/43(1)	43,464	44,055

Security Description	Principal	Value
ASSET BACKED SECURITIES (continued)
Huntington Bank Auto Credit-Linked Notes Series 2024-1, Class B1, Series 2024-1, 6.15%, 05/20/32(1)	$14,689	$14,898
LAD Auto Receivables Trust, Class C, Series 2024-3A, 4.93%, 03/15/30(1)	35,000	34,768
Lendbuzz Securitization Trust, Class A2, Series 2024-2A, 5.99%, 05/15/29(1)	26,458	26,733
Marlette Funding Trust, Class B, Series 2024-1A, 6.07%, 07/17/34(1)	25,000	25,295
Mercury Financial Credit Card Master Trust, Class A, Series 2023-1A, 8.04%, 09/20/27(1)	200,000	200,249
Mission Lane Credit Card Master Trust, Class A, Series 2023-B, 7.69%, 11/15/28(1)	30,000	30,237
Momnt Technologies Trust, Class A, Series 2023-1A, 6.92%, 03/20/45(1)	9,235	9,285
Nmef Funding, Class A2, Series 2024-A, 5.15%, 12/15/31(1)	53,532	53,683
Octane Receivables Trust, Class B, Series 2024-1A, 5.66%, 05/20/30(1)	25,000	25,230
OneMain Financial Issuance Trust, Class A, Series 2022-3A, 5.94%, 05/15/34(1)	190,950	192,781
Oportun Issuance Trust, Class A, Series 2021-C, 2.18%, 10/08/31(1)	211,222	206,041
Oportun Issuance Trust, Class B, Series 2024-2, 5.83%, 02/09/32(1)	30,000	30,150
Oportun Issuance Trust 2025-A, Class A, Series 2025-A, 5.01%, 02/08/33(1)	20,000	20,026
Own Equipment Fund I LLC, Class A, Series 2024-2M, 5.70%, 12/20/32(1)	29,579	29,734
Pawneee Equipment Receivables Series 2022-1 LLC, Class B, Series 2022-1, 5.40%, 07/17/28(1)	40,000	40,031
Peac Solutions Receivables, Class B, Series 2024-1A, 5.79%, 11/20/30(1)	30,000	30,510
Prestige Auto Receivables Trust, Class B, Series 2023-2A, 6.64%, 12/15/27(1)	55,000	55,808
Purchasing Power Funding, Class B, Series 2024-A, 6.43%, 08/15/28(1)	30,000	30,341
RCKT Mortgage Trust, Class A1A, Series 2023-CES3, 7.11%, 11/25/43(1)(2)(3)	76,916	78,148
Reach ABS Trust, Class B, Series 2024-1A, 6.29%, 02/18/31(1)	30,000	30,469
Reach ABS Trust 2023-1, Class B, Series 2023-1A, 7.33%, 02/18/31(1)	25,000	25,257
Regional Management Issuance Trust 2024-2, Class A, Series 2024-2, 5.11%, 12/15/33(1)	30,000	30,192
Sbna Auto Receivables Trust, Class C, Series 2024-A, 5.59%, 01/15/30(1)	18,000	18,190
Subway Funding LLC, Class A2II, Series 2024-1A, 6.27%, 07/30/54(1)	29,925	30,573
Taco Bell Funding LLC, Class A23, Series 2016-1A, 4.97%, 05/25/46(1)	42,188	42,186
Tricolor Auto Securitization Trust, Class C, Series 2024-2A, 6.93%, 04/17/28(1)	30,000	30,662
Tsc Spv Funding LLC, Class A2, Series 2024-1A, 6.29%, 08/20/54(1)	35,000	34,541
United Auto Credit Securitization Trust, Class C, Series 2024-1, 7.06%, 10/10/29(1)	30,000	30,242

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — Virtus Newfleet Short Duration Core Plus Bond ETF (continued)

January 31, 2025 (unaudited)

Security Description	Principal	Value
ASSET BACKED SECURITIES (continued)
US Bank NA, Class B, Series 2023-1, 6.79%, 08/25/32(1)	$13,567	$13,776
Westlake Automobile Receivables Trust 2024-2, Class B, Series 2024-2A, 5.62%, 03/15/30(1)	30,000	30,387
Total Asset Backed Securities
(Cost $3,760,207)		3,814,525
CORPORATE BONDS — 24.3%
Communication Services — 1.1%
CCO Holdings LLC / CCO Holdings Capital Corp., 5.00%, 02/01/28(1)	32,000	31,175
DIRECTV Financing LLC / DIRECTV Financing Co.-Obligor, Inc., 5.88%, 08/15/27(1)	28,000	27,746
Sprint Capital Corp., 6.88%, 11/15/28	30,000	31,848
Univision Communications, Inc., 6.63%, 06/01/27(1)	35,000	35,034
Total Communication Services		125,803
Consumer Discretionary — 2.0%
Aptiv Swiss Holdings Ltd., 6.88%, (US 5 Year CMT T- Note + 3.39%), 12/15/54 (Jersey Island)(2)	20,000	19,992
Ashton Woods USA LLC / Ashton Woods Finance Co., 6.63%, 01/15/28(1)	32,000	32,137
Caesars Entertainment, Inc., 8.13%, 07/01/27(1)	10,000	10,112
Ford Motor Credit Co. LLC, 6.95%, 03/06/26	30,000	30,548
Meritage Homes Corp., 3.88%, 04/15/29(1)	30,000	28,234
Newell Brands, Inc., 6.38%, 09/15/27	31,000	31,652
Prime Security Services Borrower LLC / Prime Finance, Inc., 6.25%, 01/15/28(1)	32,000	31,989
Weekley Homes LLC / Weekley Finance Corp., 4.88%, 09/15/28(1)	33,000	31,746
Total Consumer Discretionary		216,410
Consumer Staples — 0.8%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC, 4.75%, 01/15/29(1)	32,000	30,873
Kronos Acquisition Holdings, Inc., 8.25%, 06/30/31 (Canada)(1)	25,000	23,820
Philip Morris International, Inc., 4.63%, 11/01/29	20,000	19,816
Post Holdings, Inc., 6.38%, 03/01/33(1)	15,000	14,811
Total Consumer Staples		89,320
Consumer, Non—cyclical — 0.3%
HCA, Inc., 5.45%, 04/01/31	30,000	30,156

Energy — 2.2%
Buckeye Partners LP, 6.75%, 02/01/30(1)	10,000	10,179
Civitas Resources, Inc., 8.38%, 07/01/28(1)	30,000	31,414
Dt Midstream, Inc., 4.13%, 06/15/29(1)	34,000	32,172
Energy Transfer LP, 4.20%, 04/15/27	20,000	19,760
Eqm Midstream Partners LP, 7.50%, 06/01/27(1)	30,000	30,775
Eqm Midstream Partners LP, 6.38%, 04/01/29(1)	5,000	5,087
Genesis Energy LP / Genesis Energy Finance Corp., 8.88%, 04/15/30	10,000	10,375
Hf Sinclair Corp., 5.75%, 01/15/31	15,000	15,021
Nabors Industries, Inc., 7.38%, 05/15/27(1)	35,000	35,350

Security Description	Principal	Value
CORPORATE BONDS (continued)
Energy (continued)
Ngpl Pipeco LLC, 4.88%, 08/15/27(1)	$30,000	$29,815
Occidental Petroleum Corp., 5.20%, 08/01/29	20,000	19,901
Total Energy		239,849
Financials — 8.9%
Allstate Corp. (The), Series B, 7.72%, (3-Month SOFR + 3.20%), 08/15/53(2)	30,000	29,935
American Express Co., 5.13%, (SOFR + 0.75%), 04/23/27(2)	10,000	10,027
American Express Co., 5.31%, (SOFR + 0.93%), 07/26/28(2)	3,000	3,017
Bank of America Corp., 5.59%, (3-Month SOFR + 1.03%), 02/05/26(2)	40,000	40,002
Bank of America Corp., 1.73%, (SOFR + 0.96%), 07/22/27(2)	35,000	33,497
Bank of New York Mellon Corp. (The), Series G, 4.70%, (US 5 Year CMT T- Note + 4.36%), perpetual(2)(4)	30,000	29,939
Blackstone Private Credit Fund, 2.63%, 12/15/26	4,000	3,813
Blackstone Private Credit Fund, 7.30%, 11/27/28	15,000	15,878
Block, Inc., 6.50%, 05/15/32(1)	20,000	20,467
Blue Owl Credit Income Corp., 5.50%, 03/21/25	10,000	10,009
Charles Schwab Corp. (The), Series H, 4.00%, (US 10 Year CMT T- Note + 3.08%), perpetual(2)(4)	20,000	17,775
Charles Schwab Corp. (The), Series G, 5.38%, (US 5 Year CMT T-Note + 4.97%), perpetual(2)(4)	15,000	14,974
Citigroup, Inc., Series X, 3.88%, (US 5 Year CMT T- Note + 3.42%), perpetual(2)(4)	30,000	29,451
Citigroup, Inc., 5.82%, (3-Month SOFR + 1.51%), 07/01/26(2)	35,000	35,167
Citigroup, Inc., 5.73%, (SOFR + 1.28%), 02/24/28(2)	35,000	35,418
Citizens Financial Group, Inc., 5.84%, (SOFR + 2.01%), 01/23/30(2)	19,000	19,335
Corebridge Financial, Inc., 6.88%, (US 5 Year CMT T- Note + 3.85%), 12/15/52(2)	30,000	30,860
F&G Annuities & Life, Inc., 6.50%, 06/04/29	20,000	20,435
Fifth Third Bancorp, 4.06%, (SOFR + 1.36%), 04/25/28(2)	25,000	24,550
Global Atlantic Finance Co., 7.95%, (US 5 Year CMT T- Note + 3.61%), 10/15/54(1)(2)	10,000	10,484
Goldman Sachs Group, Inc. (The), Series ., 5.96%, (3-Month SOFR + 1.43%), 05/15/26(2)	25,000	25,100
Goldman Sachs Group, Inc. (The), Series G, 6.31%, (3-Month SOFR + 2.01%), 10/28/27(2)	25,000	25,677
Hat Holdings I LLC / Hat Holdings II LLC, 8.00%, 06/15/27(1)	20,000	20,817
Huntington Bancshares, Inc./Oh, 6.21%, (SOFR + 2.02%), 08/21/29(2)	25,000	25,899
JPMorgan Chase & Co., Series HH, 4.60%, (3-Month SOFR + 3.13%), perpetual(2)(4)	10,000	10,000
JPMorgan Chase & Co., 1.58%, (SOFR + 0.89%), 04/22/27(2)	25,000	24,081
JPMorgan Chase & Co., Series ., 5.63%, (SOFR + 1.18%), 02/24/28(2)	40,000	40,387

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — Virtus Newfleet Short Duration Core Plus Bond ETF (continued)

January 31, 2025 (unaudited)

Security Description	Principal	Value
CORPORATE BONDS (continued)
Financials (continued)
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.25%, 02/01/27(1)	$27,000	$26,286
MetLife, Inc., Series G, 3.85%, (US 5 Year CMT T- Note + 3.58%), perpetual(2)(4)	15,000	14,894
Morgan Stanley, 3.59%, 07/22/28(2)(3)	60,000	58,100
MSCI, Inc., 3.63%, 09/01/30(1)	35,000	32,089
NiSource, Inc., 6.95%, (US 5 Year CMT T- Note + 2.45%), 11/30/54(2)	10,000	10,223
Onemain Finance Corp., 6.63%, 01/15/28	35,000	35,594
PNC Financial Services Group, Inc. (The), 5.22%, (SOFR + 1.07%), 01/29/31(2)	25,000	25,169
Prudential Financial, Inc., 5.38%, (3-Month USD LIBOR + 3.03%), 05/15/45(2)	25,000	24,983
Rga Global Funding, 5.45%, 05/24/29(1)	11,000	11,176
State Street Corp., Series I, 6.70%, (US 5 Year CMT T- Note + 2.61%), perpetual(2)(4)	10,000	10,221
State Street Corp., 5.75%, (SOFR + 1.35%), 11/04/26(2)	15,000	15,125
Synchrony Financial, 3.70%, 08/04/26	20,000	19,607
Truist Financial Corp., 7.16%, (SOFR + 2.45%), 10/30/29(2)	30,000	32,127
Wells Fargo & Co., Series U, 5.88%, perpetual(2)(3)(4)	30,000	29,989
Wells Fargo & Co., 3.53%, (SOFR + 1.51%), 03/24/28(2)	25,000	24,315
Total Financials		976,892
Health Care — 1.4%
CHS/Community Health Systems, Inc., 5.25%, 05/15/30(1)	30,000	25,600
CVS Health Corp., 7.00%, (US 5 Year CMT T- Note + 2.89%), 03/10/55(2)	15,000	15,188
DENTSPLY Sirona, Inc., 3.25%, 06/01/30	35,000	30,912
Iqvia, Inc., 6.25%, 02/01/29	20,000	20,715
Medline Borrower LP/Medline Co.-Issuer, Inc., 6.25%, 04/01/29(1)	5,000	5,087
Royalty Pharma PLC, 5.15%, 09/02/29	25,000	24,994
Universal Health Services, Inc., 1.65%, 09/01/26	30,000	28,514
Total Health Care		151,010
Industrials — 2.7%
Alaska Airlines Pass-Through Trust, Class A, Series 2020-1, 4.80%, 08/15/27(1)	27,458	27,282
Aviation Capital Group LLC, 5.38%, 07/15/29(1)	20,000	20,067
Boeing Co. (The), 6.26%, 05/01/27	10,000	10,261
Boeing Co. (The), 6.39%, 05/01/31	10,000	10,528
Builders FirstSource, Inc., 4.25%, 02/01/32(1)	10,000	9,024
CoStar Group, Inc., 2.80%, 07/15/30(1)	35,000	30,772
Hertz Corp. (The), 4.63%, 12/01/26(1)	35,000	31,166
Hexcel Corp., 4.20%, 02/15/27	32,000	31,339
Huntington Ingalls Industries, Inc., 2.04%, 08/16/28	25,000	22,638
Quikrete Holdings, Inc., 6.38%, 03/01/32(1)	5,000	5,019
Regal Rexnord Corp., 6.05%, 02/15/26	15,000	15,152
Regal Rexnord Corp., 6.05%, 04/15/28	15,000	15,311
Transdigm, Inc., 6.75%, 08/15/28(1)	30,000	30,569
United Airlines, Inc., 4.38%, 04/15/26(1)	32,000	31,559
Total Industrials		290,687

Security Description	Principal	Value
CORPORATE BONDS (continued)
Information Technology — 1.3%
American Express Co., 5.09%, (SOFR + 1.02%), 01/30/31(2)	$5,000	$5,019
Applovin Corp., 5.13%, 12/01/29	15,000	14,989
Booz Allen Hamilton, Inc., 3.88%, 09/01/28(1)	25,000	23,803
Booz Allen Hamilton, Inc., 4.00%, 07/01/29(1)	5,000	4,725
Broadcom, Inc., 4.35%, 02/15/30	30,000	29,178
Foundry Jv Holdco LLC, 5.90%, 01/25/30(1)	15,000	15,353
Kyndryl Holdings, Inc., 2.70%, 10/15/28	25,000	23,005
Oracle Corp., 5.25%, 02/03/32	10,000	9,986
Vontier Corp., 2.40%, 04/01/28	24,000	21,916
Total Information Technology		147,974
Materials — 1.0%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 4.13%, 08/15/26(1)	28,000	24,714
Berry Global, Inc., 5.80%, 06/15/31(1)	30,000	30,843
Silgan Holdings, Inc., 1.40%, 04/01/26(1)	35,000	33,501
Sonoco Products Co., 4.60%, 09/01/29	25,000	24,463
Total Materials		113,521
Real Estate — 0.7%
Epr Properties, 4.95%, 04/15/28	20,000	19,761
GLP Capital LP / GLP Financing II, Inc., 5.25%, 06/01/25	20,000	19,987
Vici Properties LP / Vici Note Co., Inc., 4.63%, 06/15/25(1)	20,000	19,969
Vici Properties LP / Vici Note Co., Inc., 4.50%, 01/15/28(1)	20,000	19,619
Total Real Estate		79,336
Utilities — 1.9%
Ally Financial, Inc., 5.54%, (SOFR + 1.73%), 01/17/31(2)	15,000	14,939
American Electric Power Co., Inc., 5.70%, 08/15/25	25,000	25,110
Dominion Energy, Inc., Series A, 6.88%, (US 5 Year CMT T-Note + 2.39%), 02/01/55(2)	10,000	10,428
Entergy Corp., 7.13%, (US 5 Year CMT T- Note + 2.67%), 12/01/54(2)	20,000	20,440
Ferrellgas LP / Ferrellgas Finance Corp., 5.38%, 04/01/26(1)	32,000	31,964
Puget Energy, Inc., 2.38%, 06/15/28	25,000	22,951
Southern California Edison Co., 5.45%, 06/01/31	15,000	14,938
Southern Co. (The), Series 21-A, 3.75%, (US 5 Year CMT T- Note + 2.92%), 09/15/51(2)	40,000	38,893
Vistra Operations Co. LLC, 5.63%, 02/15/27(1)	31,000	31,019
Total Utilities		210,682
Total Corporate Bonds
(Cost $2,620,345)		2,671,640
RESIDENTIAL MORTGAGE BACKED SECURITIES — 18.2%
American Homes 4 Rent Trust, Class A, Series 2015-SFR1, 3.47%, 04/17/52(1)	303,879	302,833
COLT Mortgage Loan Trust, Class A1, Series 2023-3, 7.18%, 09/25/68(1)(5)	229,249	232,762
CSMC Trust, Class A1, Series 2020-RPL4, 2.00%, 01/25/60(1)(2)(3)	146,648	130,503

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — Virtus Newfleet Short Duration Core Plus Bond ETF (continued)

January 31, 2025 (unaudited)

Security Description	Principal	Value
RESIDENTIAL MORTGAGE BACKED SECURITIES (continued)
Ellington Financial Mortgage Trust, Class A1, Series 2020-2, 1.18%, 10/25/65(1)(2)(3)	$155,928	$145,667
Gcat Trust, Class A1, Series 2021-NQM6, 1.86%, 08/25/66(1)(2)(3)	51,586	46,136
Homes Trust, Class A1, Series 2023-NQM2, 6.46%, 02/25/68(1)(5)	256,648	258,379
MetLife Securitization Trust, Class A1A, Series 2019-1A, 3.75%, 04/25/58(1)(2)(3)	217,218	213,465
New Residential Mortgage Loan Trust, Class A1, Series 2021-NQ2R, 0.94%, 10/25/58(1)(2)(3)	73,013	68,684
Obx 2023-Nqm1 Trust, Class A1, Series 2022-NQM1, 6.12%, 11/25/62(1)(2)(3)	106,379	106,623
Onslow Bay Financial LLC, Class A1A, Series 2023-NQM5, 6.57%, 06/25/63(1)(5)	293,289	296,703
Residential Mortgage Loan Trust, Class A1, Series 2020-1, 2.38%, 01/26/60(1)(2)(3)	8,793	8,664
Starwood Mortgage Residential Trust 2021-3, Class A1, Series 2021-3, 1.13%, 06/25/56(1)(2)(3)	42,030	36,096
Towd Point Mortgage Trust 2018-6, Class A1A, Series 2018-6, 3.75%, 03/25/58(1)(2)(3)	57,469	56,900
Verus Securitization Trust, Class A1, Series 2020-1, 3.42%, 01/25/60(1)(5)	41,401	40,537
Verus Securitization Trust, Class A1, Series 2021-R1, 0.82%, 10/25/63(1)(2)(3)	56,805	53,653
Total Residential Mortgage Backed Securities
(Cost $1,959,314)		1,997,605
U.S. GOVERNMENT SECURITIES — 7.8%
U.S. Treasury Note
5.00%, 10/31/25	160,000	160,818
4.63%, 06/30/26	155,000	155,869
4.63%, 11/15/26	100,000	100,697
3.75%, 08/15/27	220,000	217,529
4.00%, 07/31/29	220,000	217,156
Total U.S. Government Securities
(Cost $855,950)		852,069
COMMERCIAL MORTGAGE BACKED SECURITIES — 5.8%
BBCMS Mortgage Trust, Class A, Series 2018-TALL, 5.23%, (1-Month SOFR + 0.92%), 03/15/37(1)(2)	110,000	106,005
Bbcms Trust 2018-Cbm, Class A, Series 2018-CBM, 5.60%, (1-Month SOFR + 1.30%), 07/15/37(1)(2)	39,000	38,559
Bx Trust, Class A, Series 2022-CLS, 5.76%, 10/13/27(1)	110,000	110,667
Bx Trust, Class B, Series 2019-OC11, 3.61%, 12/09/41(1)	120,000	110,873
Morgan Stanley Bank of America Merrill Lynch Trust, Class AS, Series 2015-C22, 3.56%, 04/15/48	60,000	58,420
Mssg Trust, Class A, Series 2017-237P, 3.40%, 09/13/39(1)	32,000	29,833
Thpt Mortgage Trust, Class A, Series 2023-THL, 6.99%, 12/10/34(1)(2)(3)	178,174	181,131
Total Commercial Mortgage Backed Securities
(Cost $618,179)		635,488

Security Description	Principal	Value
MORTGAGE BACKED SECURITIES — 3.9%
Mortgage Backed Security — 3.9%
Federal Home Loan Mortgage Corporation, 6.00%, 10/01/38	$154,764	$158,049
Federal Home Loan Mortgage Corporation, 6.00%, 03/01/53	175,536	177,167
Federal Home Loan Mortgage Corporation, 6.00%, 08/01/53	33,143	33,456
Federal National Mortgage Association, 6.00%, 08/01/54	58,497	59,087
Total Mortgage Backed Securities
(Cost $423,813)		427,759
FOREIGN BONDS — 3.6%
Consumer Staples — 0.5%
Bat Capital Corp., 4.70%, 04/02/27 (United Kingdom)	25,000	24,946
Smith & Nephew PLC, 2.03%, 10/14/30 (United Kingdom)	30,000	25,364
Total Consumer Staples		50,310
Energy — 0.9%
BP Capital Markets PLC, 4.88%, (US 5 Year CMT T- Note + 4.40%), perpetual(2)(4)	45,000	43,478
Enbridge, Inc., 7.38%, (US 5 Year CMT T- Note + 3.71%), 01/15/83 (Canada)(2)	20,000	20,446
South Bow Canadian Infrastructure Holdings Ltd., 7.63%, (US 5 Year CMT T- Note + 3.95%), 03/01/55 (Canada)(1)(2)	20,000	20,586
South Bow USA Infrastructure Holdings LLC, 5.03%, 10/01/29 (Canada)(1)	20,000	19,685
Total Energy		104,195
Financials — 0.8%
Barclays, 7.39%, (US 1 Year CMT T- Note + 3.30%), 11/02/28 (United Kingdom)(2)	20,000	21,190
Deutsche Bank AG/New York NY, 5.00%, (SOFR + 1.70%), 09/11/30 (Germany)(2)	25,000	24,579
Imperial Brands Finance PLC, 5.50%, 02/01/30 (United Kingdom)(1)	20,000	20,215
Societe Generale SA, 5.63%, (US 1 Year CMT T- Note + 1.75%), 01/19/30 (France)(1)(2)	20,000	20,118
Total Financials		86,102
Industrials — 0.3%
Avolon Holdings Funding Ltd., 4.38%, 05/01/26 (Ireland)(1)	25,000	24,794
Wrangler Holdco Corp., 6.63%, 04/01/32(1)	10,000	10,233
Total Industrials		35,027
Materials — 0.6%
Ineos Finance PLC, 6.75%, 05/15/28 (Luxembourg)(1)	32,000	32,281
INEOS Quattro Finance 2 PLC, 9.63%, 03/15/29 (United Kingdom)(1)	15,000	15,740
Smurfit Kappa Treasury Ulc, 5.20%, 01/15/30 (Ireland)(1)	20,000	20,136
Total Materials		68,157

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — Virtus Newfleet Short Duration Core Plus Bond ETF (continued)

January 31, 2025 (unaudited)

Security Description	Principal	Value
FOREIGN BONDS (continued)
Utilities — 0.5%
Algonquin Power & Utilities Corp., 5.37%, 06/15/26 (Canada)(5)	$10,000	$10,053
ENEL Finance International NV, 5.13%, 06/26/29 (Italy)(1)	20,000	20,022
National Grid PLC, 5.60%, 06/12/28 (United Kingdom)	20,000	20,426
Total Utilities		50,501
Total Foreign Bonds
(Cost $387,384)		394,292
TOTAL INVESTMENTS — 98.3%
(Cost $10,625,192)		10,793,378
Other Assets in Excess of Liabilities — 1.7%		182,251
Net Assets — 100.0%		$10,975,629

(1)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid. At January 31, 2025, the aggregate value of these securities was $7,205,560, or 65.7% of net assets.

(2)Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2025.

(3)Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions.

(4)Perpetual security with no stated maturity date.

(5)Represents step coupon bond. Rate shown reflects the rate in effect as of January 31, 2025.

Abbreviations:

CMT — Constant Maturity Treasury Index

LIBOR — London InterBank Offered Rate

SOFR — Secured Overnight Financing Rate

USD —  United States Dollar

Portfolio Composition
January 31, 2025 (unaudited)

Asset Allocation as of 01/31/2025 (based on net assets)

Asset Backed Securities	34.7%
Corporate Bonds	24.3%
Residential Mortgage Backed Security	18.2%
U.S. Government Securities	7.8%
Commercial Mortgage Backed Securities	5.8%
Mortgage Backed Securities	3.9%
Foreign Bonds	3.6%
Other Assets in Excess of Liabilities	1.7%
Total	100.0%

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of January 31, 2025.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Asset Backed Securities	$—	$3,814,525	$—	$3,814,525
Corporate Bonds	—	2,671,640	—	2,671,640
Residential Mortgage Backed Securities	—	1,997,605	—	1,997,605
U.S. Government Securities	—	852,069	—	852,069
Commercial Mortgage Backed Securities	—	635,488	—	635,488
Mortgage Backed Securities	—	427,759	—	427,759
Foreign Bonds	—	394,292	—	394,292
Total	$—	$10,793,378	$—	$10,793,378

Schedule of Investments — Virtus Newfleet Short Duration High Yield Bond ETF

January 31, 2025 (unaudited)

The accompanying notes are an integral part of these financial statements.

Security Description	Principal	Value
CORPORATE BONDS — 76.0%
Communication Services — 6.8%
CCO Holdings LLC / CCO Holdings Capital Corp., 6.38%, 09/01/29(1)	$32,000	$32,040
CCO Holdings LLC / CCO Holdings Capital Corp., 4.50%, 08/15/30(1)	50,000	45,523
CCO Holdings LLC / CCO Holdings Capital Corp., 7.38%, 03/01/31(1)	25,000	25,611
Directv Financing LLC, 8.88%, 02/01/30(1)	15,000	14,850
Directv Financing LLC / Directv Financing Co.-Obligor, Inc., 5.88%, 08/15/27(1)	70,000	69,364
Gray Media, Inc., 7.00%, 05/15/27(1)	85,000	83,325
Nexstar Media, Inc., 5.63%, 07/15/27(1)	85,000	83,888
Rackspace Technology Global, Inc., 5.38%, 12/01/28(1)	50,000	14,722
Univision Communications, Inc., 6.63%, 06/01/27(1)	85,000	85,083
Total Communication Services		454,406
Consumer Discretionary — 9.4%
Aptiv Swiss Holdings Ltd., 6.88%, (US 5 Year CMT T- Note + 3.39%), 12/15/54(2)	55,000	54,977
Carnival Corp., 7.63%, 03/01/26(1)	43,000	43,101
Carnival Corp., 7.00%, 08/15/29(1)	5,000	5,245
Churchill Downs, Inc., 5.75%, 04/01/30(1)	95,000	93,905
Ford Motor Co., 3.25%, 02/12/32	95,000	79,536
Light & Wonder International, Inc., 7.00%, 05/15/28(1)	55,000	55,270
Newell Brands, Inc., 6.63%, 09/15/29	79,000	81,187
Ontario Gaming GTA LP/OTG Co.-Issuer LLC, 8.00%, 08/01/30 (Canada)(1)	70,000	72,520
Prime Security Services Borrower LLC / Prime Finance, Inc., 6.25%, 01/15/28(1)	20,000	19,993
Saks Global Enterprises LLC, 11.00%, 12/15/29(1)	65,000	62,295
Weekley Homes LLC / Weekley Finance Corp., 4.88%, 09/15/28(1)	60,000	57,720
Total Consumer Discretionary		625,749
Consumer Staples — 3.7%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC, 6.63%, 07/15/30(1)	62,000	63,385
H-Food Holdings LLC / Hearthside Finance Co., Inc., 8.50%, 06/01/26(1)(3)	30,000	900
HLF Financing Sarl LLC / Herbalife International, Inc., 4.88%, 06/01/29(1)	55,000	37,462
Kronos Acquisition Holdings, Inc., 8.25%, 06/30/31 (Canada)(1)	65,000	61,933
Post Holdings, Inc., 6.25%, 02/15/32(1)	60,000	60,120
Post Holdings, Inc., 6.38%, 03/01/33(1)	25,000	24,685
Total Consumer Staples		248,485
Energy — 15.7%
Alliance Resource Operating Partners LP / Alliance Resource Finance Corp., 8.63%, 06/15/29(1)	75,000	79,273
Ascent Resources Utica Holdings LLC / ARU Finance Corp., 8.25%, 12/31/28(1)	45,000	45,959
Blue Racer Midstream LLC / Blue Racer Finance Corp., 7.00%, 07/15/29(1)	80,000	82,236

Security Description	Principal	Value
CORPORATE BONDS (continued)
Energy (continued)
Buckeye Partners LP, 6.75%, 02/01/30(1)	$15,000	$15,269
CITGO Petroleum Corp., 7.00%, 06/15/25(1)	49,000	49,065
Civitas Resources, Inc., 8.75%, 07/01/31(1)	40,000	42,237
EQM Midstream Partners LP, 6.38%, 04/01/29(1)	5,000	5,087
Genesis Energy LP / Genesis Energy Finance Corp., 7.75%, 02/01/28	45,000	45,591
Genesis Energy LP / Genesis Energy Finance Corp., 8.88%, 04/15/30	30,000	31,126
Gulfport Energy Operating Corp., 6.75%, 09/01/29(1)	30,000	30,566
Helix Energy Solutions Group, Inc., 9.75%, 03/01/29(1)	65,000	69,630
Hilcorp Energy I LP / Hilcorp Finance Co., 5.75%, 02/01/29(1)	80,000	78,026
Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp., 6.88%, 12/01/32(1)	45,000	45,227
Nabors Industries, Inc., 7.38%, 05/15/27(1)	50,000	50,500
Noble Finance II LLC, 8.00%, 04/15/30(1)	80,000	81,462
Sunoco LP / Sunoco Finance Corp., 7.00%, 09/15/28(1)	65,000	66,970
Transocean, Inc., 8.75%, 02/15/30(1)	55,250	57,661
USA Compression Partners LP / USA Compression Finance Corp., 7.13%, 03/15/29(1)	70,000	71,686
Venture Global LNG, Inc., 7.00%, 01/15/30(1)	45,000	46,022
Venture Global LNG, Inc., 9.88%, 02/01/32(1)	50,000	55,073
Total Energy		1,048,666
Financials — 16.8%
Apollo Debt Solutions BDC, 6.90%, 04/13/29(1)	67,000	69,751
Block, Inc., 6.50%, 05/15/32(1)	92,000	94,149
Blue Owl Credit Income Corp., 6.65%, 03/15/31	69,000	70,692
Citadel LP, 6.00%, 01/23/30(1)	10,000	10,110
Citigroup, Inc., Series X, 3.88%, (US 5 Year CMT T- Note + 3.42%), perpetual(2)(4)	60,000	58,902
Global Atlantic Finance Co., 7.95%, (US 5 Year CMT T- Note + 3.61%), 10/15/54(1)(2)	80,000	83,870
Hat Holdings I LLC / Hat Holdings II LLC, 3.75%, 09/15/30(1)	90,000	79,673
Hub International Ltd., 7.25%, 06/15/30(1)	80,000	82,776
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 10.00%, 11/15/29(1)	15,000	15,331
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.25%, 02/01/27(1)	100,000	97,354
Liberty Mutual Group, Inc., 4.13%, (US 5 Year CMT T- Note + 3.32%), 12/15/51(1)(2)	88,000	84,216
Midcap Financial Issuer Trust, 6.50%, 05/01/28(1)	85,000	83,681
Nationstar Mortgage Holdings, Inc., 5.75%, 11/15/31(1)	80,000	77,482
OneMain Finance Corp., 7.13%, 11/15/31	80,000	82,333
Panther Escrow Issuer LLC, 7.13%, 06/01/31(1)	55,000	56,361
Uniti Group LP / Uniti Group Finance 2019, Inc. / CSL Capital LLC, 10.50%, 02/15/28(1)	65,000	69,538
Total Financials		1,116,219

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — Virtus Newfleet Short Duration High Yield Bond ETF (continued)

January 31, 2025 (unaudited)

Security Description	Principal	Value
CORPORATE BONDS (continued)
Health Care — 4.5%
CHS/Community Health Systems, Inc., 5.25%, 05/15/30(1)	$35,000	$29,867
CHS/Community Health Systems, Inc., 4.75%, 02/15/31(1)	20,000	16,335
CVS Health Corp., 7.00%, (US 5 Year CMT T- Note + 2.89%), 03/10/55(2)	40,000	40,503
Endo Finance Holdings, Inc., 8.50%, 04/15/31(1)	40,000	42,836
LifePoint Health, Inc., 11.00%, 10/15/30(1)	45,000	49,811
Medline Borrower LP, 5.25%, 10/01/29(1)	80,000	77,568
Medline Borrower LP/Medline Co.-Issuer, Inc., 6.25%, 04/01/29(1)	5,000	5,087
Radiology Partners, Inc., 7.78%, 01/31/29, (1)(5)	35,000	34,727
Total Health Care		296,734
Industrials — 7.2%
Beacon Roofing Supply, Inc., 6.50%, 08/01/30(1)	85,000	87,733
Cornerstone Building Brands, Inc., 9.50%, 08/15/29(1)	60,000	59,933
Fortress Transportation and Infrastructure Investors LLC, 7.00%, 05/01/31(1)	85,000	86,209
Hertz Corp. (The), 4.63%, 12/01/26(1)	79,000	70,347
Neptune Bidco US, Inc., 9.29%, 04/15/29(1)	35,000	29,864
Quikrete Holdings, Inc., 6.38%, 03/01/32(1)	10,000	10,037
Regal Rexnord Corp., 6.05%, 04/15/28	30,000	30,622
Standard Building Solutions, Inc., 6.50%, 08/15/32(1)	20,000	20,212
TransDigm, Inc., 6.75%, 08/15/28(1)	80,000	81,518
Total Industrials		476,475
Information Technology — 3.9%
Consensus Cloud Solutions, Inc., 6.00%, 10/15/26(1)	10,000	9,964
Consensus Cloud Solutions, Inc., 6.50%, 10/15/28(1)	45,000	45,526
Insight Enterprises, Inc., 6.63%, 05/15/32(1)	60,000	61,054
Rocket Software, Inc., 9.00%, 11/28/28(1)	60,000	62,196
Viasat, Inc., 5.63%, 09/15/25(1)	80,000	79,685
Total Information Technology		258,425
Materials — 3.6%
Illuminate Buyer LLC / Illuminate Holdings IV, Inc., 9.00%, 07/01/28(1)	80,000	80,789
LSB Industries, Inc., 6.25%, 10/15/28(1)	85,000	83,801
Mauser Packaging Solutions Holding Co., 7.88%, 04/15/27(1)	75,000	76,516
Total Materials		241,106
Real Estate — 0.5%
VICI Properties LP / VICI Note Co., Inc., 4.63%, 12/01/29(1)	35,000	33,644

Utilities — 3.9%
AES Corp. (The), 7.60%, (US 5 Year CMT T- Note + 3.20%), 01/15/55(2)	50,000	51,028
American Electric Power Co., Inc., 7.05%, (US 5 Year CMT T-Note + 2.75%), 12/15/54(2)	65,000	66,799
Ferrellgas LP / Ferrellgas Finance Corp., 5.38%, 04/01/26(1)	30,000	29,966

Security Description	Principal	Value
CORPORATE BONDS (continued)
Utilities (continued)
Ferrellgas LP / Ferrellgas Finance Corp., 5.88%, 04/01/29(1)	$43,000	$40,633
Lightning Power LLC, 7.25%, 08/15/32(1)	45,000	46,511
Vistra Operations Co. LLC, 6.88%, 04/15/32(1)	25,000	25,743
Total Utilities		260,680
Total Corporate Bonds
(Cost $5,114,610)		5,060,589
FOREIGN BONDS — 12.2%
Communication Services — 0.1%
Telesat Canada / Telesat LLC, 6.50%, 10/15/27 (Canada)(1)	20,000	8,989

Consumer Discretionary — 1.8%
1011778 BC ULC / New Red Finance, Inc., 6.13%, 06/15/29 (Canada)(1)	70,000	71,012
Great Canadian Gaming Corp., 8.75%, 11/15/29 (Canada)(1)	10,000	10,387
Merlin Entertainments Group US Holdings, Inc., 7.38%, 02/15/31 (United Kingdom)(1)	40,000	38,832
Total Consumer Discretionary		120,231
Energy — 2.5%
Coronado Finance Pty Ltd., 9.25%, 10/01/29 (Australia)(1)	55,000	56,339
South Bow Canadian Infrastructure Holdings Ltd., 7.63%, (US 5 Year CMT T- Note + 3.95%), 03/01/55 (Canada)(1)(2)	67,000	68,963
Teine Energy Ltd., 6.88%, 04/15/29 (Canada)(1)	45,000	43,644
Total Energy		168,946
Financials — 0.8%
GGAM Finance Ltd., 6.88%, 04/15/29 (Ireland)(1)	50,000	51,140

Health Care — 1.6%
Cheplapharm Arzneimittel GmbH, 5.50%, 01/15/28 (Germany)(1)	45,000	39,893
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/01/26 (Israel)	65,000	63,036
Total Health Care		102,929
Industrials — 2.4%
Cimpress PLC, 7.38%, 09/15/32 (Ireland)(1)	45,000	44,746
VistaJet Malta Finance PLC / Vista Management Holding, Inc., 9.50%, 06/01/28 (Switzerland)(1)	43,000	44,278
Wrangler Holdco Corp., 6.63%, 04/01/32 (Canada)(1)	70,000	71,630
Total Industrials		160,654
Materials — 3.0%
FMG Resources August 2006 Pty Ltd., 5.88%, 04/15/30 (Australia)(1)	68,000	67,281
INEOS Quattro Finance 2 PLC, 9.63%, 03/15/29 (United Kingdom)(1)	60,000	62,961
NOVA Chemicals Corp., 5.00%, 05/01/25 (Canada)(1)	70,000	69,659
Total Materials		199,901

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — Virtus Newfleet Short Duration High Yield Bond ETF (continued)

January 31, 2025 (unaudited)

Security Description	Principal	Value
Total Foreign Bonds
(Cost $824,024)		$812,790
Common Stock — 0.0%
Health Care — 0.0%
Lannett Co., Inc.*(6) (Cost $462)	$416	0
TERM LOAN — 0.0%
Financials — 0.0%(7)
Lannett Co., Inc., 2.00%, (3-Month SOFR + 2.00%), 06/16/30(2)(6) (Cost $39)	2,571	756
MONEY MARKET FUND — 10.2%
JP Morgan U.S. Government Money Market Institutional Shares, 4.26%(8) (Cost $680,743)	680,743	680,743
TOTAL INVESTMENTS — 98.4%
(Cost $6,619,878)		6,554,878
Other Assets in Excess of Liabilities — 1.6%		105,667
Net Assets — 100.0%		$6,660,545

*Non-income producing security.

(1)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid. At January 31, 2025, the aggregate value of these securities was $5,117,047, or 76.8% of net assets.

(2)Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2025.

(3)Security in default, no interest payments are being received during the bankruptcy proceedings.

(4)Perpetual security with no stated maturity date.

(5)Payment in-kind security.

(6)Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.

(7)Amount rounds to less than 0.05%.

(8)The rate shown reflects the seven-day yield as of January 31, 2025.

Abbreviations:

CMT — Constant Maturity Treasury Index

PIK — Payment in-Kind

SOFR — Secured Overnight Financing Rate

Portfolio Composition
January 31, 2025 (unaudited)

Asset Allocation as of 01/31/2025 (based on net assets)

Corporate Bonds	76.0%
Foreign Bonds	12.2%
Health Care	0.0%
Term Loan	0.0%*
Money Market Fund	10.2%
Other Assets in Excess of Liabilities	1.6%
Total	100.0%

*Amount rounds to less than 0.05%

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of January 31, 2025.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Corporate Bonds	$—	$5,060,589	$—	$5,060,589
Foreign Bonds	—	812,790	—	812,790
Term Loan	—	—	756	756
Common Stock	—	—	0	0
Money Market Fund	680,743	—	—	680,743
Total	$680,743	$5,873,379	$756	$6,554,878

Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the rollforward of Level 3 securities and assumptions are not shown for the period ended January 31, 2025.

Schedule of Investments — Virtus Seix AAA Private Credit CLO ETF

January 31, 2025 (unaudited)

The accompanying notes are an integral part of these financial statements.

Security Description	Principal	Value
ASSET BACKED SECURITIES — 89.3%
Antares CLO 2018-3 Ltd., Class A1R, Series 2024-3A (Cayman Islands), 5.88%, (3-Month SOFR + 1.59%), 07/20/36(1)(2)	$600,000	$603,964
Antares CLO 2019-2 Ltd., Class A1R, Series 2024-2A (Cayman Islands), 6.24%, (3-Month SOFR + 1.95%), 01/23/36(1)(2)	670,000	678,045
BCC Middle Market CLO 2024-1 LLC, Class A1, Series 2024-1A (Cayman Islands), 6.05%, (3-Month SOFR + 1.75%), 07/17/36(1)(2)	800,000	805,851
BCRED MML CLO 2022-1 LLC, Class A1, Series 2022-1A, 5.94%, (3-Month SOFR + 1.65%), 04/20/35(1)(2)	1,000,000	1,002,533
BlackRock Maroon Bells CLO XI LLC, Class AR, Series 2024-1A, 5.93%, (3-Month SOFR + 1.60%), 01/15/38(1)(2)	1,000,000	1,002,293
BlackRock Shasta CLO XIII LLC, Class A1, Series 2024-1A, 6.15%, (3-Month SOFR + 1.85%), 07/15/36(1)(2)	600,000	606,115
Brightwood Capital Mm CLO 2020-1 Ltd., Class A1R, Series 2023-1A (United Kingdom), 7.10%, (3-Month SOFR + 2.80%), 01/15/31(1)(2)	579,043	579,662
Cerberus Loan Funding XLVIII LLC, Class AN, Series 2024-4A, 6.10%, (3-Month SOFR + 1.65%), 10/15/36(1)(2)	750,000	755,617
Churchill Middle Market CLO IV Ltd., Class AR, Series 2024-1A (Cayman Islands), 6.22%, (3-Month SOFR + 1.93%), 04/23/36(1)(2)	600,000	605,263
Deerpath Capital CLO 2023-2 Ltd., Class A2A, Series 2023-2A (United Kingdom), 7.35%, (3-Month SOFR + 3.05%), 01/15/36(1)(2)	500,000	506,192
Fortress Credit Opportunities XXI CLO LLC, Class A1TR, Series 2025-21A, 5.86%, (3-Month SOFR + 1.57%), 01/21/37(1)(2)	600,000	602,992
Golub Capital Partners CLO 46M Ltd., Class A1R, Series 2024-46A, 6.10%, (3-Month SOFR + 1.81%), 04/20/37(1)(2)	157,000	158,117
Golub Capital Partners CLO 51M LP, Class A, Series 2021-51A (Cayman Islands), 6.11%, (3-Month SOFR + 1.81%), 05/05/34(1)(2)	1,000,000	1,001,164
Golub Capital Partners CLO 67M, Class A1, Series 2023-67A, 7.02%, (3-Month SOFR + 2.50%), 05/09/36(1)(2)	438,000	441,275
Guggenheim MM CLO 2018-1 Ltd., Class A1, Series 2018-1A (Cayman Islands), 7.09%, (3-Month SOFR + 1.79%), 01/15/31(1)(2)	312,304	313,408
HIG Whitehorse Trinity CLO Ltd., Class A, Series 2024-1A (United Kingdom), 6.45%, (3-Month SOFR + 2.15%), 04/25/36(1)(2)	750,000	762,838
Hlend CLO 2025-3 LLC, Class A, Series 2025-3A, (3-Month SOFR + 1.40%), 01/20/37(1)(2)	600,000	600,450
Ivy Hill Middle Market Credit Fund XX Ltd., Class B, Series 2023-20A (United Kingdom), 7.79%, (3-Month SOFR + 3.50%), 04/20/35(1)(2)	500,000	502,734
Owl Rock CLO III Ltd., Class AR, Series 2024-3A (Cayman Islands), 6.14%, (3-Month SOFR + 1.85%), 04/20/36(1)(2)	1,000,000	1,009,853
Owl Rock CLO VII LLC, Class A1, Series 2022-7A, 6.39%, (3-Month SOFR + 2.10%), 07/20/33(1)(2)	400,000	401,029

Security Description	Principal	Value
ASSET BACKED SECURITIES (continued)
Whitehorse Principal Lending CLO 2022-1 Ltd., Class A1R, Series 2024-1A (United Kingdom), 6.08%, (3-Month SOFR + 1.78%), 10/15/36(1)(2)	$600,000	$604,844
Woodmont 2022-9 Trust, Class A1R, Series 2024-9A, 6.00%, (3-Month SOFR + 1.70%), 10/25/36(1)(2)	1,000,000	1,007,992
Total Asset Backed Securities
(Cost $14,532,071)		14,552,231
TERM LOANS — 12.0%
Communications — 6.2%
Charter Communications Operating LLC, 0.00%, (SOFR + 0.00%), 11/21/31(3)	1,000,000	1,000,190

Consumer, Cyclical — 0.3%
Oravel Stays Singapore Pte Ltd., 0.00%, (SOFR + 0.00%), 12/20/29(3)	50,000	49,875

Energy — 0.6%
AL NGPL Holdings LLC, 0.00%, (SOFR + 0.00%), 04/13/28(3)	100,000	100,656

Utilities — 4.9%
Calpine Corp., 6.06%, (SOFR + 1.75%), 02/15/32	800,000	800,052

Total Term Loans
(Cost $1,946,750)		1,950,773
TOTAL INVESTMENTS — 101.3%
(Cost $16,478,821)		16,503,004
Liabilities in Excess of Other Assets — (1.3)%		(212,963)
Net Assets — 100.0%		$16,290,041

(1)Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2025.

(2)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid. At January 31, 2025, the aggregate value of these securities was $14,552,231, or 89.3% of net assets.

(3)This loan will settle after January 31, 2025, at which time the interest rate, calculated on the base lending rate and the agreed upon spread on trade date, will be reflected.

Abbreviations:

SOFR — Secured Overnight Financing Rate.

Portfolio Composition
January 31, 2025 (unaudited)

Asset Allocation as of 01/31/2025 (based on net assets)

Asset Backed Securities	89.3%
Term Loans	12.0%
Liabilities in Excess of Other Assets	(1.3)%
Total	100.0%

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — Virtus Seix AAA Private Credit CLO ETF (continued)

January 31, 2025 (unaudited)

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of January 31, 2025.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Asset Backed Securities	$—	$14,552,231	$—	$14,552,231
Term Loans	—	1,950,773	—	1,950,773
Total	$—	$16,503,004	$—	$16,503,004

Schedule of Investments — Virtus Seix Senior Loan ETF

January 31, 2025 (unaudited)

The accompanying notes are an integral part of these financial statements.

Security Description	Principal	Value
TERM LOANS — 94.5%
Basic Materials — 7.6%
Arc Falcon I, Inc., 7.91%, (1-Month SOFR + 3.60%), 09/30/28(1)	$993,608	$999,560
Arc Falcon I, Inc., 11.41%, (1-Month SOFR + 7.10%), 09/30/29(1)	1,380,000	1,360,445
Ascend Performance Materials Operations LLC, 0.00%, (6-Month SOFR + 0.00%), 08/27/26(2)	1,690,597	1,296,054
Bakelite US Holdco, Inc., 8.09%, (3-Month SOFR + 3.75%), 12/16/31(1)	1,765,000	1,765,000
Chemours (The), Co., 7.31%, (1-Month SOFR + 3.00%), 08/18/28(1)	1,239,962	1,252,362
Consolidated Energy Finance SA, 9.01%, (3-Month SOFR + 4.50%), 11/07/30(1)	1,558,250	1,519,722
Domtar Corp., 9.93%, (1-Month SOFR + 5.61%), 11/30/28(1)	619,717	610,616
Hexion Holdings Corp., 8.30%, (1-Month SOFR + 4.00%), 03/15/29(1)	2,214,358	2,220,813
Hexion Holdings Corp., 11.85%, (1-Month SOFR + 7.54%), 03/15/30(1)	77,647	75,026
INEOS Styrolution US Holding LLC, 6.41%, (1-Month SOFR + 2.10%), 01/29/27(1)	1,947,278	1,927,805
INEOS US Finance LLC, 7.56%, (1-Month SOFR + 3.25%), 02/18/30(1)	1,832,906	1,835,207
INEOS US Finance LLC, 0.00%, (SOFR + 0.00%), 02/07/31(2)	2,210,000	2,212,541
INEOS US Petrochem LLC, 8.56%, (1-Month SOFR + 4.25%), 10/01/31(1)	1,105,000	1,109,144
M2S Group Intermediate Holdings, Inc., 9.05%, (3-Month SOFR + 4.75%), 08/25/31(1)	903,736	880,013
Magnera Corp., 0.00%, (SOFR + 0.00%), 11/04/31(2)	750,000	754,924
Magnera Corp., 8.76%, (3-Month SOFR + 4.25%), 11/04/31(1)	1,000,000	1,006,565
Manchester Acquisition Sub LLC, 10.37%, (3-Month SOFR + 5.90%), 12/01/26(1)	930,932	883,920
Mativ Holdings, Inc., 0.00%, (SOFR + 0.00%), 04/20/28(2)	125,000	124,739
Mativ Holdings, Inc., 8.18%, (1-Month SOFR + 3.86%), 04/20/28(1)	637,389	636,060
Minerals Technologies, Inc., 6.31%, (1-Month SOFR + 2.00%), 11/21/31(1)	705,000	707,644
Momentive Performance Materials, Inc., 8.31%, (1-Month SOFR + 4.00%), 03/29/28(1)	498,731	504,549
Trinseo Materials Operating SCA, 7.28%, (3-Month SOFR + 2.76%), 05/03/28(1)	493,606	302,924
Total Basic Materials		23,985,633
Communications — 15.3%
2Degrees Group Ltd., 7.74%, (3-Month SOFR + 3.25%), 05/11/29(1)	495,982	500,942
Altice Financing SA, 9.30%, (3-Month SOFR + 5.00%), 10/31/27(1)	540,709	476,048
Altice France SA, 9.80%, (3-Month SOFR + 5.50%), 08/15/28(1)	1,810,927	1,534,761
Cable One, Inc., 6.43%, (1-Month SOFR + 2.11%), 05/03/28(1)	965,000	956,257
Cengage Learning, Inc., 7.80%, (1-Month SOFR + 3.50%), 03/22/31(1)	186,018	187,199

Security Description	Principal	Value
TERM LOANS (continued)
Communications (continued)
Cengage Learning, Inc., 8.01%, (3-Month SOFR + 3.50%), 03/22/31(1)	$321,432	$323,471
Charter Communications Operating LLC, 6.56%, (3-Month SOFR + 2.25%), 11/21/31(1)	2,204,475	2,204,894
Charter Communications Operating LLC, 6.56%, (1-Month SOFR + 2.25%), 11/21/31(1)	5,525	5,526
Cogeco Communications USA II LP, 7.56%, (1-Month SOFR + 3.25%), 09/18/30(1)	1,488,750	1,485,653
Connect Finco SARL, 8.81%, (1-Month SOFR + 4.50%), 09/27/29(1)	1,053,536	921,470
Coral-US Co-Borrower LLC, 6.67%, (1-Month SOFR + 2.36%), 01/31/28(1)	1,000,000	998,195
Coral-US Co-Borrower LLC, 0.00%, (SOFR + 0.00%), 01/30/32(2)	1,070,000	1,063,313
Crown Subsea Communications Holding, Inc., 8.34%, (1-Month SOFR + 4.00%), 01/30/31(1)	895,500	905,436
Digital Media Solutions LLC, 5.31%, (1-Month SOFR + 1.00%), 02/16/25(1)(3)	17,806	17,806
Digital Media Solutions LLC, 11.30%, (1-Month SOFR + 7.00%), 02/16/25(1)(3)	42,461	42,461
Digital Media Solutions LLC, 11.30%, (1-Month SOFR + 7.00%), 02/16/25(1)(3)	55,159	55,159
Digital Media Solutions LLC, 0.00%, (1-Month SOFR + 0.00%), 02/25/26(2)(3)(7)	84,289	84,289
Digital Media Solutions LLC, 15.43%, (1-Month SOFR + 11.11%), 05/25/26(1)(3)(7)	117,476	64,095
Digital Media Solutions LLC, 15.43%, (1-Month SOFR + 11.11%), 05/25/26(1)(7)	378,886	47,361
Directv Financing LLC, 10.10%, (3-Month SOFR + 5.51%), 08/02/29(1)	1,000,000	994,860
Ensono, Inc., 8.43%, (1-Month SOFR + 4.11%), 05/19/28(1)	1,214,298	1,214,681
EW Scripps Co. (The), 6.99%, (1-Month SOFR + 2.68%), 05/01/26(1)	1,161,934	1,133,176
Frontier Communications Holdings LLC, 6.80%, (1-Month SOFR + 2.50%), 07/01/31(1)	598,500	603,737
Gen Digital, Inc., 6.06%, (1-Month SOFR + 1.75%), 09/12/29(1)	697,304	698,437
Go Daddy Operating Co. LLC, 6.06%, (1-Month SOFR + 1.75%), 05/21/31(1)	995,000	996,905
Houghton Mifflin Harcourt Co., 9.66%, (1-Month SOFR + 5.35%), 04/07/29(1)	2,002,310	1,969,562
LendingTree LLC, 8.43%, (1-Month SOFR + 4.11%), 09/15/28(1)	1,243,035	1,240,860
Lumen Technologies, Inc., 10.31%, (1-Month SOFR + 6.00%), 06/01/28(1)	1,476,673	1,482,734
Lumen Technologies, Inc., 6.78%, (1-Month SOFR + 2.46%), 04/15/29(1)	385,723	362,252
Lumen Technologies, Inc., 6.78%, (1-Month SOFR + 2.46%), 04/15/30(1)	544,916	509,232
Magnite, Inc., 8.06%, (1-Month SOFR + 3.75%), 02/06/31(1)	587,453	595,897
McGraw-Hill Education, Inc., 8.33%, (3-Month SOFR + 4.00%), 08/01/31(1)	1,331,668	1,347,176
MH Sub I LLC, 0.00%, (SOFR + 0.00%), 05/03/28(2)	1,000,000	990,940

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — Virtus Seix Senior Loan ETF (continued)

January 31, 2025 (unaudited)

Security Description	Principal	Value
TERM LOANS (continued)
Communications (continued)
Neptune Bidco US, Inc., 9.14%, (3-Month SOFR + 4.85%), 10/11/28(1)	$228,184	$192,245
Neptune Bidco US, Inc., 9.39%, (3-Month SOFR + 5.10%), 04/11/29(1)	821,215	693,927
Nielsen Holdings Ltd., 14.14%, (3-Month SOFR + 9.85%), 10/11/29(1)	985,000	975,150
Radiate Holdco LLC, 7.68%, (1-Month SOFR + 3.36%), 09/25/26(1)	532,408	478,368
Sinclair Television Group, Inc., 6.93%, (1-Month SOFR + 2.61%), 09/30/26(1)	2,839,774	2,836,821
Sinclair Television Group, Inc., 7.43%, (1-Month SOFR + 3.11%), 04/01/28(1)	308,323	265,350
Summer BC Holdco B SARL, 9.59%, (3-Month SOFR + 5.26%), 02/05/29(1)	925,622	931,120
Sunrise Financing Partnership, 7.35%, (1-Month SOFR + 3.04%), 01/31/29(1)	608,398	609,654
Telenet Financing USD LLC, 6.42%, (1-Month SOFR + 2.11%), 04/30/28(1)	2,000,000	1,957,920
Thryv, Inc., 11.11%, (1-Month SOFR + 6.75%), 05/01/29(1)	108,500	110,534
TripAdvisor, Inc., 7.06%, (1-Month SOFR + 2.75%), 07/01/31(1)	658,350	662,465
Univision Communications, Inc., 7.93%, (1-Month SOFR + 3.61%), 01/23/29(1)	1,971,477	1,980,417
Venga Finance Sarl, 9.03%, (3-Month SOFR + 4.51%), 06/28/29(1)	975,673	980,195
Venga Finance Sarl, 0.00%, (SOFR + 0.00%), 06/29/29(2)	1,000,000	1,004,635
Virgin Media Bristol LLC, 7.67%, (1-Month SOFR + 3.36%), 01/31/29(1)	1,500,000	1,480,823
Virgin Media Bristol LLC, 7.72%, (6-Month SOFR + 3.28%), 03/31/31(1)	1,400,000	1,375,101
Zacapa SARL, 8.08%, (3-Month SOFR + 3.75%), 03/22/29(1)	2,555,824	2,575,261
Zegona Finance LLC, 8.55%, (1-Month SOFR + 4.25%), 07/10/29(1)	2,725	2,759
Zegona Finance LLC, 8.55%, (3-Month SOFR + 4.25%), 07/10/29(1)	1,084,775	1,098,335
Ziggo Financing Partnership, 6.92%, (1-Month SOFR + 2.61%), 04/30/28(1)	1,707,442	1,699,169
Total Communications		47,925,034
Consumer, Cyclical — 11.9%
AAdvantage Loyalty IP Ltd., 9.30%, (3-Month SOFR + 5.01%), 04/20/28(1)	1,279,236	1,311,953
ABG Intermediate Holdings 2 LLC, 6.56%, (1-Month SOFR + 2.25%), 12/21/28(1)	1,194,073	1,201,058
Allen Media LLC, 9.98%, (3-Month SOFR + 5.65%), 02/10/27(1)	363,899	232,517
Allwyn Entertainment Financing US LLC, 0.00%, (SOFR + 0.00%), 06/11/31(2)	785,000	785,981
American Airlines, Inc., 6.17%, (3-Month SOFR + 1.85%), 01/29/27(1)	1,979,167	1,976,416
AP Core Holdings II LLC, 9.93%, (1-Month SOFR + 5.61%), 09/01/27(1)	1,250,000	1,180,356
Aramark Services, Inc., 0.00%, (SOFR + 0.00%), 06/24/30(2)	585,000	588,729

Security Description	Principal	Value
TERM LOANS (continued)
Consumer, Cyclical (continued)
Autokiniton US Holdings, Inc., 8.43%, (1-Month SOFR + 4.11%), 04/06/28(1)	$1,492,462	$1,493,261
Bombardier Recreational Products, Inc., 7.06%, (1-Month SOFR + 2.75%), 01/22/31(1)	1,228,777	1,231,179
Champ Acquisition Corp., 8.83%, (3-Month SOFR + 4.50%), 11/10/31(1)	750,000	758,085
Clarios Global LP, 0.00%, (SOFR + 0.00%), 01/14/32(2)	630,000	632,101
CWGS Group LLC, 6.93%, (1-Month SOFR + 2.61%), 06/03/28(1)	496,134	486,068
Endeavor Operating Co. LLC, 0.00%, (SOFR + 0.00%), 01/28/32(2)	1,415,000	1,418,538
Fitness International LLC, 9.56%, (1-Month SOFR + 5.25%), 02/12/29(1)	327,525	330,938
Flutter Financing BV, 6.08%, (3-Month SOFR + 1.75%), 11/30/30(1)	359,093	359,863
Foundation Building Materials, Inc., 8.55%, (3-Month SOFR + 4.26%), 01/29/31(1)	599,234	589,967
GBT US III LLC, 7.30%, (3-Month SOFR + 3.00%), 07/25/31(1)	760,000	763,405
Golden Entertainment, Inc., 6.56%, (1-Month SOFR + 2.25%), 05/26/30(1)	2,382,936	2,388,893
Golden State Foods LLC, 8.58%, (1-Month SOFR + 4.25%), 10/07/31(1)	1,000,000	1,012,875
Great Outdoors Group LLC, 7.55%, (1-Month SOFR + 3.25%), 01/16/32(1)	750,000	755,936
Life Time, Inc., 6.80%, (1-Month SOFR + 2.50%), 10/22/31(1)	2,500	2,516
Life Time, Inc., 6.80%, (3-Month SOFR + 2.50%), 10/22/31(1)	997,500	1,003,734
Light & Wonder International, Inc., 6.55%, (1-Month SOFR + 2.25%), 04/14/29(1)	498,750	501,506
Ontario Gaming GTA LP, 8.58%, (3-Month SOFR + 4.25%), 08/01/30(1)	1,449,592	1,457,231
Oravel Stays Singapore Pte Ltd., 12.35%, (1-Month SOFR + 8.00%), 12/20/29(1)	475,699	474,510
Oravel Stays Singapore Pte Ltd., 12.35%, (3-Month SOFR + 8.00%), 12/20/29(1)	754,301	752,415
Peer Holding III BV, 7.33%, (3-Month SOFR + 3.00%), 06/20/31(1)	685,000	689,452
Playa Resorts Holding BV, 0.00%, (SOFR + 0.00%), 01/05/29(2)	2,594,911	2,607,626
Playa Resorts Holding BV, 7.06%, (1-Month SOFR + 2.75%), 01/05/29(1)	1,470,000	1,477,203
RH, 6.93%, (1-Month SOFR + 2.61%), 10/15/28(1)	1,045,627	1,041,544
RH, 0.00%, (SOFR + 0.00%), 10/20/28(2)	500,000	500,052
RH, 7.66%, (1-Month SOFR + 3.35%), 10/20/28(1)	997,449	997,554
Sabre GLBL, Inc., 0.00%, (SOFR + 0.00%), 06/30/28(2)	250,000	244,297
Sabre GLBL, Inc., 9.41%, (1-Month SOFR + 5.10%), 06/30/28(1)	1,395,783	1,377,031
Varsity Brands, Inc., 8.27%, (3-Month SOFR + 3.75%), 08/26/31(1)	1,000,000	1,003,230
Victra Holdings LLC, 9.56%, (1-Month SOFR + 5.25%), 03/21/29(1)	539,000	547,592

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — Virtus Seix Senior Loan ETF (continued)

January 31, 2025 (unaudited)

Security Description	Principal	Value
TERM LOANS (continued)
Consumer, Cyclical (continued)
Victra Holdings LLC, 9.56%, (3-Month SOFR + 5.25%), 03/21/29(1)	$7,000	$7,112
Walgreens Boots Alliance, Inc., 0.00%, (SOFR + 0.00%), 08/07/26(2)	3,000,000	2,982,495
Total Consumer, Cyclical		37,165,219
Consumer, Non—cyclical — 9.1%
A-AG US GSI Bidco, Inc., 9.33%, (3-Month SOFR + 5.00%), 10/08/31(1)	1,000,000	1,007,500
AHP Health Partners, Inc., 7.06%, (1-Month SOFR + 2.75%), 08/24/28(1)	853,889	862,026
Amneal Pharmaceuticals LLC, 9.81%, (1-Month SOFR + 5.50%), 05/04/28(1)	2,423,704	2,497,421
Aspire Bakeries Holdings LLC, 8.56%, (1-Month SOFR + 4.25%), 12/23/30(1)	598,492	608,966
Belfor Holdings, Inc., 7.30%, (1-Month SOFR + 3.00%), 11/01/30(1)	931,771	944,583
Catawba Nation Gaming Authority, 0.00%, (SOFR + 0.00%), 12/16/31(2)	720,000	726,300
First Advantage Holdings LLC, 7.56%, (1-Month SOFR + 3.25%), 10/31/31(1)	1,000,000	1,010,470
Fugue Finance LLC, 7.50%, (6-Month SOFR + 3.25%), 01/09/32(1)	771,903	783,964
HAH Group Holding Co. LLC, 0.00%, (SOFR + 0.00%), 09/17/31(2)	1,000,000	1,005,140
HAH Group Holding Co. LLC, 9.31%, (1-Month SOFR + 5.00%), 09/17/31(1)	480,000	482,467
Insulet Corp., 6.81%, (1-Month SOFR + 2.50%), 08/04/31(1)	373,067	376,059
LifePoint Health, Inc, 8.05%, (3-Month SOFR + 3.75%), 05/16/31(1)	1,209,125	1,206,858
Mister Car Wash Holdings, Inc., 7.04%, (3-Month SOFR + 2.75%), 03/21/31(1)	338,302	340,460
Neon Maple US Debt Mergersub, Inc., 7.31%, (1-Month SOFR + 3.00%), 11/15/31(1)	1,630,000	1,636,333
Organon & Co., 6.55%, (1-Month SOFR + 2.25%), 05/19/31(1)	631,927	635,087
Primary Products Finance LLC, 7.55%, (3-Month SOFR + 3.25%), 04/01/29(1)	625,256	626,560
Priority Holdings LLC, 9.06%, (1-Month SOFR + 4.75%), 05/16/31(1)	1,563,609	1,571,099
Quirch Foods Holdings LLC, 9.64%, (3-Month SOFR + 5.26%), 10/27/27(1)	1,251,740	1,175,334
Team Health Holdings, Inc., 9.54%, (3-Month SOFR + 5.25%), 03/02/27(1)	845,125	822,949
Team Public Choices LLC, 0.00%, (SOFR + 0.00%), 12/20/27(2)	870,000	873,084
Team Public Choices LLC, 9.54%, (3-Month SOFR + 5.25%), 12/20/27(1)	485,000	486,668
Triton Water Holdings, Inc., 7.84%, (3-Month SOFR + 3.51%), 03/17/28(1)	1,988,420	2,000,331
Triton Water Holdings, Inc., 8.33%, (3-Month SOFR + 4.00%), 03/31/28(1)	470,672	473,272
TTF Lower Intermediate LLC, 8.06%, (1-Month SOFR + 3.75%), 07/18/31(1)	960,000	960,600
University Support Services LLC, 7.06%, (1-Month SOFR + 2.75%), 02/10/29(1)	1,496,047	1,502,592

Security Description	Principal	Value
TERM LOANS (continued)
Consumer, Non—cyclical (continued)
Veritiv Operating Co., 8.83%, (3-Month SOFR + 4.50%), 11/30/30(1)	$1,478,797	$1,482,893
Vestis Corp., 6.76%, (3-Month SOFR + 2.25%), 02/22/31(1)	1,626,635	1,632,223
VM Consolidated, Inc., 6.56%, (1-Month SOFR + 2.25%), 03/24/28(1)	715,720	720,104
Total Consumer, Non-cyclical		28,451,343
Diversified — 1.0%
Clue Opco LLC, 8.79%, (3-Month SOFR + 4.50%), 12/19/30(1)	2,008,822	2,013,945
Emerald X, Inc., 0.00%, (SOFR + 0.00%), 01/23/32(2)	400,000	402,876
First Eagle Holdings, Inc., 7.33%, (3-Month SOFR + 3.00%), 03/05/29(1)	744,375	747,706
Total Diversified		3,164,527
Energy — 7.2%
AL NGPL Holdings LLC, 0.00%, (SOFR + 0.00%), 04/13/28(2)	500,000	503,282
AL NGPL Holdings LLC, 6.79%, (3-Month SOFR + 2.50%), 04/13/28(1)	885,042	890,853
Brazos Delaware II LLC, 8.25%, (6-Month SOFR + 3.50%), 02/11/30(1)	468,750	473,620
CPPIB OVM Member US LLC, 7.58%, (3-Month SOFR + 3.25%), 08/07/31(1)	473,813	477,958
CPV Fairview LLC, 7.81%, (1-Month SOFR + 3.50%), 08/08/31(1)	981,591	990,793
EMG Utica Midstream Holdings LLC, 0.00%, (SOFR + 0.00%), 10/24/29(2)	635,000	638,175
EPIC Crude Services LP, 7.30%, (3-Month SOFR + 3.00%), 10/15/31(1)	1,000,000	1,010,000
Goodnight Water Solutions Holdings LLC, 8.81%, (1-Month SOFR + 4.50%), 06/04/29(1)	949,725	955,661
New Fortress Energy, Inc., 9.29%, (3-Month SOFR + 5.00%), 10/30/28(1)	1,980,000	1,974,743
NGL Energy Operating LLC, 8.06%, (1-Month SOFR + 3.75%), 02/03/31(1)	665,334	669,256
NGP XI Midstream Holdings LLC, 7.83%, (3-Month SOFR + 3.50%), 07/25/31(1)	2,350,000	2,376,437
Oxbow Carbon LLC, 7.81%, (1-Month SOFR + 3.50%), 05/10/30(1)	1,481,222	1,486,777
Par Petroleum LLC, 0.00%, (SOFR + 0.00%), 02/28/30(2)	1,000,000	1,000,315
Par Petroleum LLC, 8.04%, (3-Month SOFR + 3.75%), 02/28/30(1)	2,100,418	2,101,080
Prairie Acquiror LP, 8.56%, (1-Month SOFR + 4.25%), 08/01/29(1)	536,492	542,414
Rockpoint Gas Storage Partners LP, 7.99%, (3-Month SOFR + 3.50%), 09/12/31(1)	1,775,000	1,788,091
UGI Energy Services LLC, 6.81%, (1-Month SOFR + 2.50%), 02/22/30(1)	496,203	500,649
WaterBridge Midstream Operating LLC, 9.08%, (3-Month SOFR + 4.75%), 06/21/29(1)	4,161,450	4,171,271
Total Energy		22,551,375

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — Virtus Seix Senior Loan ETF (continued)

January 31, 2025 (unaudited)

Security Description	Principal	Value
TERM LOANS (continued)
Financials — 15.1%
Acrisure LLC, 7.31%, (1-Month SOFR + 3.00%), 11/06/30(1)	$2,944,097	$2,955,020
Aretec Group, Inc., 0.00%, (SOFR + 0.00%), 08/09/30(2)	1,200,000	1,207,128
Aretec Group, Inc., 7.81%, (1-Month SOFR + 3.50%), 08/09/30(1)	1,852,683	1,863,687
Asurion LLC, 8.66%, (1-Month SOFR + 4.35%), 08/21/28(1)	2,181,917	2,187,710
Asurion LLC, 9.68%, (1-Month SOFR + 5.36%), 01/20/29(1)	2,250,000	2,194,279
Asurion LLC, 8.56%, (1-Month SOFR + 4.25%), 09/19/30(1)	1,722,115	1,721,581
Avolon TLB Borrower 1 US LLC, 6.05%, (1-Month SOFR + 1.75%), 06/21/30(1)	1,835,477	1,837,542
Blackhawk Network Holdings, Inc., 9.31%, (1-Month SOFR + 5.00%), 03/12/29(1)	815,900	823,622
Blackstone Mortgage Trust, Inc., 8.05%, (1-Month SOFR + 3.75%), 12/10/28(1)	705,000	709,406
Citadel Securities Global Holdings LLC, 6.33%, (1-Month SOFR + 2.00%), 10/31/31(1)	1,196,675	1,204,699
Corpay Technologies Operating Co. LLC, 6.06%, (1-Month SOFR + 1.75%), 04/28/28(1)	887,775	890,549
CPI Holdco B LLC, 6.56%, (1-Month SOFR + 2.25%), 05/17/31(1)	1,500,000	1,504,373
DRW Holdings LLC, 0.00%, (SOFR + 0.00%), 06/26/31(2)	400,000	400,814
DRW Holdings LLC, 7.79%, (3-Month SOFR + 3.50%), 06/26/31(1)	1,585,000	1,588,225
EIG Management Co. LLC, 9.30%, (1-Month SOFR + 5.00%), 05/17/29(1)	424,625	426,748
FinCo I LLC, 6.56%, (1-Month SOFR + 2.25%), 06/27/29(1)	592,500	596,387
FNZ USA FinCo LLC, 9.55%, (3-Month SOFR + 5.00%), 11/05/31(1)	1,000,000	972,190
Forest City Enterprises LLC, 0.00%, (SOFR + 0.00%), 12/08/25(2)	500,000	485,063
Forest City Enterprises LLC, 7.92%, (1-Month SOFR + 3.61%), 12/08/25(1)	1,530,000	1,484,291
Franklin Square Holdings LP, 6.56%, (1-Month SOFR + 2.25%), 04/18/31(1)	517,400	521,281
Goosehead Insurance Holdings LLC, 7.81%, (1-Month SOFR + 3.50%), 12/11/31(1)	285,000	286,781
HDI Aerospace Intermediate Holding III Corp., 0.00%, (SOFR + 0.00%), 09/19/31(2)	1,700,000	1,708,500
Hightower Holding LLC, 8.07%, (3-Month SOFR + 3.50%), 04/21/28(1)	1,274,485	1,278,206
HUB International Ltd., 0.00%, (SOFR + 0.00%), 06/20/30(2)	155,000	155,753
Hudson River Trading LLC, 7.30%, (1-Month SOFR + 3.00%), 03/18/30(1)	1,730,663	1,740,527
Iron Mountain, Inc., 6.31%, (1-Month SOFR + 2.00%), 01/31/31(1)	696,482	697,875
Jane Street Group LLC, 6.40%, (3-Month SOFR + 2.00%), 12/10/31(1)	2,002,390	2,001,849
Jefferies Finance LLC, 7.30%, (1-Month SOFR + 3.00%), 10/21/31(1)	1,155,000	1,162,583

Security Description	Principal	Value
TERM LOANS (continued)
Financials (continued)
Mermaid Bidco, Inc., 7.80%, (3-Month SOFR + 3.25%), 07/03/31(1)	$2,017,450	$2,035,103
Nexus Buyer LLC, 8.31%, (1-Month SOFR + 4.00%), 07/31/31(1)	1,748,218	1,756,068
OEG Borrower LLC, 7.85%, (3-Month SOFR + 3.50%), 06/30/31(1)	1,496,250	1,499,991
Osaic Holdings, Inc., 7.81%, (1-Month SOFR + 3.50%), 08/17/28(1)	2,266,133	2,280,194
Russell Investments US Institutional Holdco, Inc., 9.29%, (3-Month SOFR + 5.00%), 05/30/27(1)	1,072,958	1,039,696
SK Neptune Husky Finance Sarl, 0.00%, (3-Month SOFR + 0.00%), 01/03/29(2)(7)	862,908	17,690
Starwood Property Mortgage LLC, 6.56%, (1-Month SOFR + 2.25%), 12/12/29(1)	1,215,000	1,216,519
Summit Acquisition, Inc., 8.08%, (3-Month SOFR + 3.75%), 10/10/31(1)	1,500,000	1,513,125
Superannuation & Investments US LLC, 8.18%, (1-Month SOFR + 3.86%), 12/01/28(1)	674,588	680,153
VFH Parent LLC, 7.06%, (1-Month SOFR + 2.75%), 06/21/31(1)	641,769	645,459
Total Financials		47,290,667
Industrials — 12.1%
AIT Worldwide Logistics Holdings, Inc., 9.28%, (3-Month SOFR + 4.85%), 04/05/30(1)	480,000	482,820
Alliance Laundry Systems LLC, 7.80%, (1-Month SOFR + 3.50%), 08/09/31(1)	500,000	502,905
AMG Critical Materials NV, 7.93%, (1-Month SOFR + 3.61%), 11/30/28(1)	1,068,333	1,066,330
Chart Industries, Inc., 6.81%, (3-Month SOFR + 2.50%), 03/15/30(1)	875,295	880,766
Cobham Ultra SeniorCo Sarl, 0.00%, (SOFR + 0.00%), 11/17/28(2)	1,488,862	1,485,140
Cobham Ultra SeniorCo Sarl, 9.24%, (6-Month SOFR + 3.75%), 08/06/29(1)	1,961,445	1,956,541
Construction Partners, Inc., 6.81%, (1-Month SOFR + 2.50%), 11/03/31(1)	1,550,000	1,555,487
Creation Technologies, Inc., 10.06%, (3-Month SOFR + 5.76%), 10/05/28(1)	1,337,126	1,330,441
Crown Equipment Corp., 6.81%, (1-Month SOFR + 2.50%), 10/10/31(1)	430,000	433,765
Cube A&D Buyer, Inc., 7.79%, (3-Month SOFR + 3.50%), 10/09/31(1)	1,500,000	1,511,250
Dynamo US Bidco, Inc., 8.26%, (6-Month SOFR + 4.00%), 09/25/31(1)	997,500	1,010,283
Dynasty Acquisition Co, Inc., 6.56%, (1-Month SOFR + 2.25%), 10/31/31(1)	1,035,000	1,040,350
Emrld Borrower LP, 6.83%, (3-Month SOFR + 2.50%), 08/04/31(1)	563,588	566,253
Foley Products Co. LLC, 9.23%, (3-Month SOFR + 4.90%), 12/29/28(1)	465,832	471,511
Frontdoor, Inc., 6.56%, (1-Month SOFR + 2.25%), 12/16/31(1)	430,000	432,690
GFL Environmental, Inc., 6.31%, (3-Month SOFR + 2.00%), 07/03/31(1)	932,663	933,814
Goat Holdco LLC, 0.00%, (SOFR + 0.00%), 12/10/31(2)	880,000	882,970

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — Virtus Seix Senior Loan ETF (continued)

January 31, 2025 (unaudited)

Security Description	Principal	Value
TERM LOANS (continued)
Industrials (continued)
JBT Marel Corp., 6.66%, (1-Month SOFR + 2.25%), 10/09/31(1)	$1,000,000	$1,009,750
JSG II, Inc., 8.91%, (1-Month SOFR + 4.50%), 06/28/26(1)	795,789	798,077
JSG II, Inc., 8.91%, (1-Month SOFR + 4.50%), 06/29/26(1)	200,000	200,575
LSF11 Trinity Bidco, Inc., 7.30%, (1-Month SOFR + 3.00%), 06/14/30(1)	1,169,916	1,177,228
LSF12 Crown US Commercial Bidco, LLC, 0.00%, (SOFR + 0.00%), 12/02/31(2)	700,000	701,603
LSF12 Crown US Commercial Bidco, LLC, 8.59%, (1-Month SOFR + 4.25%), 12/02/31(1)	1,300,000	1,302,977
Oscar Acquisitionco LLC, 8.50%, (6-Month SOFR + 4.25%), 04/29/29(1)	2,112,526	2,108,756
Pregis TopCo LLC, 8.31%, (1-Month SOFR + 4.00%), 07/24/26(1)	494,792	498,604
Quikrete Holdings, Inc., 6.81%, (1-Month SOFR + 2.50%), 04/14/31(1)	747,369	749,286
Quikrete Holdings, Inc., 0.00%, (SOFR + 0.00%), 01/30/32(2)	325,000	327,031
Rand Parent LLC, 8.08%, (3-Month SOFR + 3.75%), 03/18/30(1)	1,572,594	1,579,670
Smyrna Ready Mix Concrete LLC, 7.30%, (1-Month SOFR + 3.00%), 04/02/29(1)	155,000	156,163
Third Coast Infrastructure LLC, 8.56%, (1-Month SOFR + 4.25%), 09/25/30(1)	2,888,499	2,903,852
Tidal Waste & Recycling Holdings LLC, 7.83%, (3-Month SOFR + 3.50%), 10/24/31(1)	1,500,000	1,514,295
TransDigm, Inc., 7.08%, (3-Month SOFR + 2.75%), 03/22/30(1)	630,238	633,442
TransDigm, Inc., 6.83%, (3-Month SOFR + 2.50%), 01/19/32(1)	2,084,775	2,096,491
TRC Cos LLC, 7.81%, (1-Month SOFR + 3.50%), 12/08/28(1)	421,747	424,120
Trident TPI Holdings, Inc., 8.19%, (6-Month SOFR + 3.75%), 09/15/28(1)	545,000	551,472
Trulite Glass & Aluminum Solutions LLC, 10.31%, (3-Month SOFR + 6.00%), 03/01/30(1)	1,020,500	1,021,776
TTM Technologies, Inc., 6.59%, (1-Month SOFR + 2.25%), 05/30/30(1)	591,030	594,358
WireCo WorldGroup, Inc., 8.04%, (3-Month SOFR + 3.75%), 11/13/28(1)	997,481	937,632
Total Industrials		37,830,474
Technology — 10.0%
Adeia, Inc., 0.00%, (SOFR + 0.00%), 06/08/28(2)	1,200,000	1,203,750
Adeia, Inc., 6.81%, (1-Month SOFR + 2.50%), 06/08/28(1)	861,210	863,901
Ahead DB Holdings LLC, 7.83%, (3-Month SOFR + 3.50%), 02/01/31(1)	1,488,769	1,502,517
Allegro MicroSystems, Inc., 6.56%, (1-Month SOFR + 2.25%), 10/31/30(1)	576,563	576,565
Amentum Holdings, Inc., 6.56%, (1-Month SOFR + 2.25%), 07/30/31(1)	1,065,000	1,062,870
Ascend Learning LLC, 0.00%, (SOFR + 0.00%), 12/11/28(2)	630,000	629,950
CACI International, Inc., 6.09%, (1-Month SOFR + 1.75%), 10/30/31(1)	490,000	491,534

Security Description	Principal	Value
TERM LOANS (continued)
Technology (continued)
Cloud Software Group, Inc., 7.83%, (2-Month SOFR + 3.50%), 03/30/29(1)	$1,220,419	$1,229,957
Cloud Software Group, Inc., 7.83%, (3-Month SOFR + 3.50%), 03/30/29(1)	3,059	3,083
Cloud Software Group, Inc., 8.08%, (1-Month SOFR + 3.75%), 03/21/31(1)	3,725	3,755
Cloud Software Group, Inc., 8.08%, (2-Month SOFR + 3.75%), 03/21/31(1)	1,486,275	1,498,410
Clover Holdings 2 LLC, 8.43%, (3-Month SOFR + 4.00%), 11/01/31(1)	625,000	631,641
Dayforce, Inc., 6.79%, (3-Month SOFR + 2.50%), 03/03/31(1)	875,600	884,356
Dye & Durham Corp., 8.43%, (3-Month SOFR + 4.10%), 04/04/31(1)	343,671	348,682
Escape Velocity Holdings, Inc., 8.84%, (3-Month SOFR + 4.51%), 10/08/28(1)	428,897	431,203
Foundever Worldwide Corp., 8.21%, (1-Month SOFR + 3.89%), 07/27/28(1)	494,885	345,491
Genesys Cloud Services, Inc., 0.00%, (SOFR + 0.00%), 01/23/32(2)	315,000	316,183
Imagine Learning LLC, 7.81%, (1-Month SOFR + 3.50%), 12/21/29(1)	203,463	203,939
Inmar, Inc., 9.33%, (3-Month SOFR + 5.00%), 05/01/26(1)	250,000	251,615
Inmar, Inc., 9.33%, (1-Month SOFR + 5.00%), 05/01/26(1)	240,118	241,669
Inmar, Inc., 9.51%, (1-Month SOFR + 5.00%), 10/30/31(1)	43,544	43,826
KBR, Inc., 6.31%, (1-Month SOFR + 2.00%), 01/17/31(1)	930,313	936,128
Leia Finco US LLC, 7.54%, (3-Month SOFR + 3.25%), 10/09/31(1)	1,485,000	1,488,015
Maximus, Inc., 6.31%, (1-Month SOFR + 2.00%), 05/30/31(1)	348,125	351,027
MaxLinear, Inc., 6.67%, (1-Month SOFR + 2.25%), 06/23/28(1)	1,201,483	1,162,434
McAfee Corp., 7.34%, (1-Month SOFR + 3.00%), 03/01/29(1)	798,750	802,644
MKS Instruments, Inc., 6.30%, (1-Month SOFR + 2.00%), 08/17/29(1)	837,975	843,216
Modena Buyer LLC, 8.79%, (3-Month SOFR + 4.50%), 07/01/31(1)	613,463	580,875
NCR Atleos Corp., 8.05%, (3-Month SOFR + 3.75%), 03/27/29(1)	427,865	431,543
Peraton Corp., 8.16%, (1-Month SOFR + 3.85%), 02/01/28(1)	1,994,705	1,871,662
Peraton Corp., 12.36%, (3-Month SOFR + 7.85%), 02/01/29(1)	500,000	425,000
Perforce Software, Inc., 9.06%, (1-Month SOFR + 4.75%), 07/02/29(1)	498,691	488,585
Perforce Software, Inc., 9.06%, (1-Month SOFR + 4.75%), 03/21/31(1)	497,500	483,406
Pitney Bowes, Inc., 0.00%, (SOFR + 0.00%), 01/31/32(2)	960,000	950,400
Red Planet Borrower LLC, 7.91%, (1-Month SOFR + 3.60%), 10/02/28(1)	1,890,500	1,869,827

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — Virtus Seix Senior Loan ETF (continued)

January 31, 2025 (unaudited)

Security Description	Principal	Value
TERM LOANS (continued)
Technology (continued)
Red Planet Borrower LLC, 9.56%, (1-Month SOFR + 5.25%), 10/02/28(1)	$100,000	$100,750
Synechron, Inc., 8.04%, (3-Month SOFR + 3.75%), 09/26/31(1)	1,500,000	1,509,375
UKG, Inc., 7.30%, (3-Month SOFR + 3.00%), 02/10/31(1)	1,492,500	1,503,059
Ultra Clean Holdings, Inc., 7.56%, (1-Month SOFR + 3.25%), 02/28/28(1)	973,295	983,432
UST Global, Inc., 7.30%, (1-Month SOFR + 3.00%), 11/20/28(1)	973,341	980,437
ZoomInfo LLC, 6.06%, (1-Month SOFR + 1.75%), 02/28/30(1)	997,487	992,500
Total Technology		31,519,212
Utilities — 5.2%
Alpha Generation LLC, 7.06%, (1-Month SOFR + 2.75%), 09/19/31(1)	703,238	707,984
Calpine Corp., 6.06%, (1-Month SOFR + 1.75%), 02/15/32(1)	1,735,000	1,735,113
Carroll County Energy LLC, 7.58%, (3-Month SOFR + 3.25%), 06/24/31(1)	950,529	960,482
Compass Power Generation LLC, 8.06%, (1-Month SOFR + 3.75%), 04/14/29(1)	1,154,201	1,163,400
Cornerstone Generation LLC, 0.00%, (SOFR + 0.00%), 10/28/31(2)	1,620,000	1,632,320
Eastern Power LLC, 0.00%, (SOFR + 0.00%), 04/03/28(2)	975,000	977,696
Eastern Power LLC, 9.56%, (1-Month SOFR + 5.25%), 04/03/28(1)	1,119,148	1,122,243
Edgewater Generation LLC, 8.56%, (1-Month SOFR + 4.25%), 08/01/30(1)	487,179	492,509
EFS Cogen Holdings I LLC, 7.81%, (3-Month SOFR + 3.50%), 10/01/27(1)	995,000	1,001,930
Invenergy Thermal Operating I LLC, 8.10%, (1-Month SOFR + 3.75%), 08/03/29(1)	53,571	54,174
Invenergy Thermal Operating I LLC, 8.09%, (1-Month SOFR + 3.75%), 08/14/29(1)	549,746	555,930
Kestrel Acquisition LLC, 7.83%, (3-Month SOFR + 3.50%), 10/29/31(1)	613,463	617,999
Lackawanna Energy Center LLC, 8.56%, (1-Month SOFR + 4.25%), 08/06/29(1)	138,695	139,779
Lackawanna Energy Center LLC, 8.61%, (1-Month SOFR + 4.25%), 08/06/29(1)	633,091	638,039
Lightning Power LLC, 7.58%, (3-Month SOFR + 3.25%), 08/07/31(1)	1,067,325	1,074,535
NRG Energy, Inc., 6.04%, (3-Month SOFR + 1.75%), 04/16/31(1)	1,588,975	1,593,448
NRG Energy, Inc., 6.06%, (3-Month SOFR + 1.75%), 04/16/31(1)	4,013	4,024
Talen Energy Supply LLC, 7.02%, (3-Month SOFR + 2.50%), 05/17/30(1)	272,048	273,408
Talen Energy Supply LLC, 7.02%, (2-Month SOFR + 2.50%), 12/12/31(1)	875,000	879,743
Thunder Generation Funding LLC, 7.33%, (3-Month SOFR + 3.00%), 09/27/31(1)	598,500	603,512
Total Utilities		16,228,268
Total Term Loans
(Cost $295,456,093)		296,111,752

Security Description	Principal	Value
CORPORATE BONDS — 3.8%
Communications — 0.2%
Cable One, Inc., 0.00%, 03/15/26(4)	$400,000	$377,000
Gray Television, Inc., 4.75%, 10/15/30(5)	300,000	182,488
Total Communications		559,488
Consumer, Cyclical — 1.4%
Foot Locker, Inc., 4.00%, 10/01/29(5)	1,000,000	858,882
Qvc, Inc., 6.88%, 04/15/29(5)	1,000,000	835,037
Warnermedia Holdings, Inc., 4.28%, 03/15/32	3,250,000	2,870,651
Total Consumer, Cyclical		4,564,570
Consumer, Non—cyclical — 0.5%
Emergent BioSolutions, Inc., 3.88%, 08/15/28(5)	1,750,000	1,477,035

Energy — 0.6%
New Fortress Energy, Inc., 6.50%, 09/30/26(5)	2,000,000	1,951,723

Industrial — 1.1%
Boeing Co. (The), 3.20%, 03/01/29	1,880,000	1,741,560
Boeing Co. (The), 6.53%, 05/01/34	1,000,000	1,056,862
Graham Packaging Co., Inc., 7.13%, 08/15/28(5)	600,000	597,474
Total Industrial		3,395,896
Total Corporate Bonds
(Cost $12,126,743)		11,948,712
ASSET BACKED SECURITIES — 0.8%
Churchill Middle Market CLO V LLC, Class D, Series 2025-1A, (3-Month SOFR + 3.30%), 04/25/37(1)(5)	500,000	501,875
Mountain View CLO XVI Ltd., Class ER, Series 2024-1A (Cayman Islands), 11.63%, (3-Month SOFR + 7.33%), 04/15/34(1)(5)	1,000,000	1,010,396
Mountain View CLO XVIII Ltd., Class D1, Series 2024-1A (Cayman Islands), 8.19%, (3-Month SOFR + 3.65%), 10/16/37(1)(5)	1,000,000	1,015,241
Total Asset Backed Securities
(Cost $2,487,500)		2,527,512
FOREIGN BOND — 0.3%
Communications — 0.3%
LCPR Senior Secured Financing Dac, 6.75%, 10/15/27 (Puerto Rico)(5)	1,000,000	916,067
(Cost $927,664)
WARRANT — 0.0%(6)
Financials — 0.0%(6)
Altisource Sarl, expiring 02/14/28
(Cost $–)	3,266	2,155
TOTAL INVESTMENTS — 99.4%
(Cost $310,998,000)		311,506,198
Other Assets in Excess of Liabilities — 0.6%		1,928,026
Net Assets — 100.0%		$313,434,224

(1)Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2025.

(2)The loan will settle after January 31, 2025, at which time the interest rate, calculated on the base lending rate and the agreed upon spread on trade date, will be reflected.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — Virtus Seix Senior Loan ETF (continued)

January 31, 2025 (unaudited)

(3)Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.

(4)Represents a zero coupon bond.  Rate shown reflects the effective yield.

(5)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid. At January 31, 2025, the aggregate value of these securities was $9,346,218, or 3.0% of net assets.

(6)Amount rounds to less than 0.05%.

(7)Security in default, no interest payments are being received during the bankruptcy proceedings.

Abbreviations:

SOFR — Secured Overnight Financing Rate

Portfolio Composition
January 31, 2025 (unaudited)

Asset Allocation as of 01/31/2025 (based on net assets)

Term Loans	94.5%
Corporate Bonds	3.8%
Asset Backed Securities	0.8%
Foreign Bond	0.3%
Warrant	0.0%*
Other Assets in Excess of Liabilities	0.6%
Total	100.0%

*Amount rounds to less than 0.05%.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of January 31, 2025.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Term Loans	$—	$295,847,942	$263,810	$296,111,752
Corporate Bonds	—	11,948,712	—	11,948,712
Asset Backed Securities	—	2,527,512	—	2,527,512
Foreign Bond	—	916,067	—	916,067
Warrant	—	2,155	—	2,155
Total	$—	$311,242,388	$263,810	$311,506,198

Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the rollforward of Level 3 securities and assumptions are not shown for the period ended January 31, 2025.

Schedule of Investments — Virtus Stone Harbor Emerging Markets High Yield Bond ETF

January 31, 2025 (unaudited)

The accompanying notes are an integral part of these financial statements.

Security Description	Principal	Value
FOREIGN BONDS — 98.3%
Angola — 1.9%
Angolan Government International Bond, 8.75%, 04/14/32(1)	$161,000	$143,593
Azule Energy Finance PLC, 8.13%, 01/23/30(1)	78,000	79,170
Total Angola		222,763
Argentina — 5.7%
Argentine Republic Government International Bond, 1.00%, 07/09/29	220,500	172,958
Argentine Republic Government International Bond, 0.75%, 07/09/30(2)	83,600	62,746
MSU Energy SA, 9.75%, 12/05/30(1)	62,000	62,310
Provincia de Buenos Aire, 6.63%, 09/01/37(2)	163,778	116,282
Telecom Argentina SA, 9.50%, 07/18/31(1)	79,000	82,061
YPF SA, 6.95%, 07/21/27	68,000	68,663
YPF SA, 9.50%, 01/17/31(1)	115,000	122,012
Total Argentina		687,032
Armenia — 0.2%
Republic of Armenia International Bond, 3.60%, 02/02/31(1)	27,000	22,439

Benin — 0.3%
Benin Government International Bond, 7.96%, 02/13/38(1)	37,000	35,150

Brazil — 14.5%
3r Lux Sarl, 9.75%, 02/05/31(1)	130,000	135,959
Braskem Netherlands Finance BV, 8.00%, 10/15/34(1)	174,000	168,797
Brazilian Government International Bond, 6.00%, 10/20/33	119,000	114,121
Brazilian Government International Bond, 4.75%, 01/14/50	17,000	11,804
Brazilian Government International Bond, 7.13%, 05/13/54	133,000	125,466
FS Luxembourg Sarl, 8.88%, 02/12/31(1)	132,000	134,970
Iochpe-Maxion Austria GMBH / Maxion Wheels de Mexico S de RL de CV, 5.00%, 05/07/28(1)	78,000	74,259
MC Brazil Downstream Trading Sarl, 7.25%, 06/30/31(1)	81,017	69,219
Minerva Luxembourg SA, 4.38%, 03/18/31	202,000	174,302
Movida Europe SA, 7.85%, 04/11/29(1)	140,000	119,788
MV24 Capital BV, 6.75%, 06/01/34(1)	133,122	127,472
Newco Holding USD 20 Sarl, 9.38%, 11/07/29(1)	44,000	44,825
Ohi Group SA, 13.00%, 07/22/29(1)	123,000	127,283
Samarco Mineracao SA, 9.00%, 06/30/31(1)(3)	151,258	146,811
Trident Energy Finance PLC, 12.50%, 11/30/29(1)	47,000	49,627
Yinson Boronia Production BV, 8.95%, 07/31/42(1)	132,000	137,742
Total Brazil		1,762,445
Chile — 0.4%
Banco de Credito E Inversiones SA, 7.50%, (US 5 Year CMT T- Note + 3.77%), perpetual(1)(4)(5)	54,000	53,217

Security Description	Principal	Value
FOREIGN BONDS (continued)
China — 1.4%
Prosus NV, 3.06%, 07/13/31	$119,000	$99,886
Prosus NV, 3.83%, 02/08/51(1)	117,000	74,039
Total China		173,925
Colombia — 6.5%
AI Candelaria Spain SA, 5.75%, 06/15/33	157,000	130,899
Banco Gnb Sudameris SA, 7.50%, (US 5 Year CMT T- Note + 6.66%), 04/16/31(1)(4)	57,000	55,689
Colombia Government International Bond, 3.13%, 04/15/31	44,000	35,192
Colombia Government International Bond, 8.00%, 11/14/35	166,000	167,885
Colombia Government International Bond, 6.13%, 01/18/41	18,000	14,755
Colombia Government International Bond, 5.20%, 05/15/49	149,000	101,134
Colombia Government International Bond, 3.88%, 02/15/61	140,000	73,570
Gran Tierra Energy, Inc., 9.50%, 10/15/29(1)	88,000	83,270
SierraCol Energy Andina LLC, 6.00%, 06/15/28(1)	133,000	123,723
Total Colombia		786,117
Costa Rica — 0.5%
Costa Rica Government International Bond, 6.13%, 02/19/31	35,000	35,385
Costa Rica Government International Bond, 7.16%, 03/12/45	22,000	22,891
Total Costa Rica		58,276
Dominican Republic — 2.4%
Dominican Republic International Bond, 4.50%, 01/30/30	60,000	55,590
Dominican Republic International Bond, 4.88%, 09/23/32(1)	52,000	46,982
Dominican Republic International Bond, 4.88%, 09/23/32	53,000	47,886
Dominican Republic International Bond, 6.00%, 02/22/33	140,000	136,335
Total Dominican Republic		286,793
Ecuador — 1.7%
Ecuador Government International Bond, 6.90%, 07/31/30(2)	254,515	197,529
Ecuador Government International Bond, 5.50%, 07/31/35(2)	10,872	7,148
Total Ecuador		204,677
Egypt — 3.2%
Egypt Government International Bond, 3.88%, 02/16/26(1)	118,000	113,847
Egypt Government International Bond, 8.63%, 02/04/30(1)	108,000	107,730
Egypt Government International Bond, 7.63%, 05/29/32(1)	110,000	98,757
Egypt Government International Bond, 7.90%, 02/21/48(1)	73,000	55,583
Egypt Government International Bond, 8.88%, 05/29/50(1)	12,000	9,909
Total Egypt		385,826

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — Virtus Stone Harbor Emerging Markets High Yield Bond ETF (continued)

January 31, 2025 (unaudited)

Security Description	Principal	Value
FOREIGN BONDS (continued)
El Salvador — 0.7%
El Salvador Government International Bond, 8.63%, 02/28/29(1)	$21,000	$21,974
El Salvador Government International Bond, 8.63%, 02/28/29	21,000	21,974
El Salvador Government International Bond, 9.25%, 04/17/30	10,000	10,609
El Salvador Government International Bond, 8.25%, 04/10/32(1)	18,000	18,304
Total El Salvador		72,861
Ethiopia — 0.8%
Ethiopia International Bond, 6.63%, 12/11/24(1)	114,000	94,192

Gabon — 0.3%
Gabon Government International Bond, 6.63%, 02/06/31(1)	11,000	8,717
Gabon Government International Bond, 7.00%, 11/24/31(1)	36,000	28,552
Total Gabon		37,269
Georgia — 0.5%
Georgian Railway JSC, 4.00%, 06/17/28(1)	73,000	64,240

Ghana — 3.1%
Ghana Government International Bond, 4.79%, 07/03/26(1)(6)	4,800	4,497
Ghana Government International Bond, 5.03%, 01/03/30(1)(6)	62,715	48,984
Ghana Government International Bond, 5.00%, 07/03/35(1)(2)	69,600	50,939
Kosmos Energy Ltd., 7.13%, 04/04/26	116,000	114,840
Kosmos Energy Ltd., 7.75%, 05/01/27	52,000	50,570
Tullow Oil PLC, 7.00%, 03/01/25(1)	128,000	126,944
Total Ghana		396,774
Guatemala — 3.0%
Guatemala Government Bond, 3.70%, 10/07/33(1)	57,000	46,687
Guatemala Government Bond, 6.60%, 06/13/36(1)	112,000	111,020
Guatemala Government Bond, 6.55%, 02/06/37(1)	60,000	59,160
Guatemala Government Bond, 6.13%, 06/01/50	31,000	27,658
Investment Energy Resources Ltd., 6.25%, 04/26/29(1)	125,000	120,469
Total Guatemala		364,994
Honduras — 0.9%
Honduras Government International Bond, 6.25%, 01/19/27	30,000	29,190
Honduras Government International Bond, 8.63%, 11/27/34(1)	92,000	89,103
Total Honduras		118,293
Hong Kong — 1.9%
Melco Resorts Finance Ltd., 5.38%, 12/04/29	248,000	228,750

India — 3.7%
Adani Ports & Special Economic Zone Ltd., 3.83%, 02/02/32	55,000	44,149

Security Description	Principal	Value
FOREIGN BONDS (continued)
India (continued)
Adani Renewable Energy RJ Ltd./Kodangal Solar Parks Pvt Ltd./Wardha Solar Maharash, 4.63%, 10/15/39(1)	$59,413	$45,599
Jsw Hydro Energy Ltd., 4.13%, 05/18/31	110,625	99,355
Network I2i Ltd., 5.65%, (US 5 Year CMT T- Note + 4.28%), perpetual(1)(4)(5)	116,000	115,819
ReNew Wind Energy AP2 / ReNew Power Pvt Ltd., 4.50%, 07/14/28	56,000	52,332
Vedanta Resources Finance II PLC, 10.88%, 09/17/29(1)	32,000	33,368
Vedanta Resources Finance II PLC, 9.48%, 07/24/30(1)	60,000	60,072
Total India		450,694
Indonesia — 1.5%
LLPL Capital Pte Ltd., 6.88%, 02/04/39	45,354	46,012
Minejesa Capital BV, 5.63%, 08/10/37(1)	134,000	127,092
Total Indonesia		173,104
Iraq — 1.8%
Iraq International Bond, 5.80%, 01/15/28	215,625	213,064

Israel — 2.5%
Energean Israel Finance Ltd., 5.88%, 03/30/31(1)	65,000	59,963
Energean PLC, 6.50%, 04/30/27	30,000	30,084
Leviathan Bond Ltd., 6.75%, 06/30/30(1)	52,000	51,090
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/01/26	100,000	96,980
Teva Pharmaceutical Finance Netherlands III BV, 4.10%, 10/01/46	100,000	73,344
Total Israel		311,461
Ivory Coast — 0.7%
Ivory Coast Government International Bond, 8.25%, 01/30/37(1)	81,000	79,051

Jordan — 1.0%
Jordan Government International Bond, 7.50%, 01/13/29(1)	35,000	35,052
Jordan Government International Bond, 5.85%, 07/07/30(1)	45,000	41,644
Jordan Government International Bond, 7.38%, 10/10/47(1)	35,000	31,358
Total Jordan		108,054
Kazakhstan — 0.8%
KazMunayGas National Co. JSC, 6.38%, 10/24/48(1)	109,000	100,777

Lebanon — 0.3%
Lebanon Government International Bond, 8.25%, 04/12/21(7)	200,000	32,300

Macau — 1.2%
Studio City Finance Ltd., 5.00%, 01/15/29(1)	161,000	147,114

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — Virtus Stone Harbor Emerging Markets High Yield Bond ETF (continued)

January 31, 2025 (unaudited)

Security Description	Principal	Value
FOREIGN BONDS (continued)
Mexico — 7.6%
Banco Mercantil del Norte SA, 5.88%, (US 5 Year CMT T- Note + 4.64%), perpetual(4)(5)	$142,000	$136,142
Banco Mercantil del Norte SA, 6.63%, (US 10 Year CMT T- Note + 5.03%), perpetual(1)(4)(5)	82,000	73,779
BBVA Bancomer SA, 5.13%, (US 5 Year CMT T- Note + 2.65%), 01/18/33(1)(4)	57,000	53,295
Braskem Idesa Sapi, 6.99%, 02/20/32(1)	20,000	15,663
Cemex SAB de CV, 5.13%, (US 5 Year CMT T- Note + 4.53%), perpetual(4)(5)	153,000	151,747
Grupo Aeromexico SAB de CV, 8.63%, 11/15/31(1)	90,000	90,225
Petroleos Mexicanos, 5.35%, 02/12/28	158,000	144,396
Petroleos Mexicanos, 8.75%, 06/02/29	96,000	95,275
Petroleos Mexicanos, 5.95%, 01/28/31	185,000	155,372
Total Mexico		915,894
Morocco — 2.0%
Morocco Government International Bond, 3.00%, 12/15/32(1)	17,000	14,009
Morocco Government International Bond, 6.50%, 09/08/33(1)	81,000	83,699
OCP SA, 6.88%, 04/25/44(1)	87,000	84,281
OCP SA, 7.50%, 05/02/54(1)	45,000	45,675
OCP SA, 3.75%, 06/23/31(1)	5,000	4,372
Total Morocco		232,036
Nigeria — 3.5%
IHS Holding Ltd., 5.63%, 11/29/26(1)	39,000	38,386
IHS Holding Ltd., 8.25%, 11/29/31(1)	50,000	49,187
IHS Netherlands Holdco BV, 8.00%, 09/18/27(1)	48,123	48,220
Nigeria Government International Bond, 6.13%, 09/28/28(1)	185,000	170,806
Nigeria Government International Bond, 9.63%, 06/09/31(1)	99,000	99,812
Nigeria Government International Bond, 7.88%, 02/16/32(1)	24,000	22,030
Total Nigeria		428,441
Oman — 1.0%
Oman Government International Bond, 6.75%, 01/17/48(1)	120,000	122,750

Pakistan — 0.6%
Pakistan Government International Bond, 6.00%, 04/08/26(1)	71,000	68,914

Papua New Guinea — 0.5%
Papua New Guinea Government International Bond, 8.38%, 10/04/28	66,000	65,310

Peru — 0.6%
Petroleos del Peru SA, 4.75%, 06/19/32	93,000	70,796

Serbia — 0.6%
Serbia International Bond, 2.13%, 12/01/30(1)	46,000	37,849
Serbia International Bond, 6.00%, 06/12/34(1)	37,000	36,818
Total Serbia		74,667

Security Description	Principal	Value
FOREIGN BONDS (continued)
South Africa — 3.7%
Eskom Holdings SOC Ltd., 8.45%, 08/10/28(1)	$98,000	$102,165
Eskom Holdings SOC Ltd., 6.35%, 08/10/28(1)	43,000	42,758
Republic of South Africa Government International Bond, 7.10%, 11/19/36(1)	55,000	53,708
Republic of South Africa Government International Bond, 6.30%, 06/22/48	79,000	63,990
Sasol Financing USA LLC, 4.38%, 09/18/26	90,000	86,682
Sasol Financing USA LLC, 6.50%, 09/27/28	105,000	101,245
Total South Africa		450,548
Tanzania — 0.7%
HTA Group Ltd./Mauritius, 7.50%, 06/04/29(1)	84,000	85,142

Trinidad and Tobago — 1.0%
Trinidad & Tobago Government International Bond, 6.40%, 06/26/34	121,000	119,169

Turkey — 6.9%
Aydem Yenilenebilir Enerji AS, 7.75%, 02/02/27(1)	71,000	71,089
Istanbul Metropolitan Municipality, 10.50%, 12/06/28(1)	82,000	88,915
Sisecam UK PLC, 8.25%, 05/02/29(1)	35,000	35,437
Turkcell Iletisim Hizmetleri AS, 7.65%, 01/24/32(1)	10,000	10,100
Turkey Government International Bond, 9.38%, 03/14/29	54,000	59,738
Turkey Government International Bond, 5.95%, 01/15/31	332,000	317,165
We Soda Investments Holding PLC, 9.50%, 10/06/28(1)	88,000	90,943
Yapi VE Kredi Bankasi AS, 9.25%, (US 5 Year CMT T- Note + 5.28%), 01/17/34(1)(4)	78,000	81,998
Zorlu Enerji Elektrik Uretim As, 11.00%, 04/23/30(1)	77,000	78,963
Total Turkey		834,348
Ukraine — 2.3%
Ukraine Government International Bond, 16.34%, 02/01/30(1)(2)	8,035	4,552
Ukraine Government International Bond, 1.75%, 02/01/34(1)(2)	130,197	73,854
Ukraine Government International Bond, 1.75%, 02/01/36(1)(2)	80,421	44,372
Ukraine Government International Bond, 8.21%, 02/01/36(1)(2)	62,146	38,552
Ukraine Government International Bond, 08/01/41(1)	150,000	126,000
Total Ukraine		287,330
Uzbekistan — 1.0%
Republic of Uzbekistan International Bond, 3.70%, 11/25/30(1)	58,000	48,858
Republic of Uzbekistan International Bond, 3.90%, 10/19/31(1)	89,000	74,093
Total Uzbekistan		122,951

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — Virtus Stone Harbor Emerging Markets High Yield Bond ETF (continued)

January 31, 2025 (unaudited)

Security Description	Principal	Value
FOREIGN BONDS (continued)
Venezuela — 0.8%
Petroleos de Venezuela SA, 9.00%, 11/17/21(7)	$203,000	$26,847
Venezuela Government International Bond, 12.75%, 08/23/22(7)	44,000	8,580
Venezuela Government International Bond, 11.95%, 08/05/31(7)	339,000	66,105
Total Venezuela		101,532
Vietnam — 0.8%
Mong Duong Finance Holdings BV, 5.13%, 05/07/29	69,383	66,871
Mong Duong Finance Holdings BV, 5.13%, 05/07/29(1)	31,260	30,129
Total Vietnam		97,000
Zambia — 1.3%
Zambia Government International Bond, 5.75%, 06/30/33(1)(2)	125,507	111,858
Zambia Government International Bond, 0.50%, 12/31/53(1)	79,000	48,264
Total Zambia		160,122
TOTAL INVESTMENTS — 98.3%
(Cost $11,541,545)		11,908,602
Other Assets in Excess of Liabilities — 1.7%		209,046
Net Assets — 100.0%		$12,117,648

(1)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid. At January 31, 2025, the aggregate value of these securities was $7,029,534, or 58.0% of net assets.

(2)Represents step coupon bond. Rate shown reflects the rate in effect as of January 31, 2025.

(3)Payment in-kind security.

(4)Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2025.

(5)Perpetual security with no stated maturity date.

(6)Represents a zero coupon bond.  Rate shown reflects the effective yield.

(7)Security in default, no interest payments are being received during the bankruptcy proceedings.

Abbreviations:

CMT — Constant Maturity Treasury Index

Industry Breakdown
As of January 31, 2025 (based on net assets)

Sovereign	42.1%
Oil & Gas	14.8%
Electric	7.0%
Chemicals	4.2%
Banks	3.7%
Lodging	3.1%
Oil & Gas Services	2.2%
Energy-Alternate Sources	2.0%
Engineering & Construction	1.8%
Telecommunications	1.7%
Transportation	1.6%
Building Materials	1.6%
Mining	1.5%
Commercial Services	1.4%
Food	1.4%
Internet	1.4%
Pharmaceuticals	1.4%
Iron/Steel	1.2%
Pipelines	1.1%
Government	1.0%
Airlines	0.8%
Municipal	0.7%
Auto Parts & Equipment	0.6%
Other Assets in Excess of Liabilities	1.7%
Total	100.0%

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of January 31, 2025.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Foreign Bonds	$—	$11,908,602	$—	$11,908,602
Total	$—	$11,908,602	$—	$11,908,602

Schedule of Investments — Virtus Terranova U.S. Quality Momentum ETF

January 31, 2025 (unaudited)

The accompanying notes are an integral part of these financial statements.

Security Description	Shares	Value
COMMON STOCKS — 99.4%
Communication Services — 4.8%
Alphabet, Inc. Class A	6,698	$1,366,526
Live Nation Entertainment, Inc.*	9,184	1,328,741
Meta Platforms, Inc. Class A	1,940	1,337,010
Netflix, Inc.*	1,346	1,314,719
Spotify Technology SA*	2,464	1,351,627
Trade Desk, Inc. (The) Class A*	10,850	1,287,678
Total Communication Services		7,986,301
Consumer Discretionary — 8.6%
Amazon.com, Inc.*	5,493	1,305,576
Chipotle Mexican Grill, Inc.*	22,619	1,319,819
Coupang, Inc. (South Korea)*	56,504	1,328,409
Deckers Outdoor Corp.*	6,058	1,074,447
Expedia Group, Inc.*	7,615	1,301,784
Garmin Ltd.	6,006	1,296,395
NVR, Inc.*	162	1,298,621
Royal Caribbean Cruises Ltd.	4,931	1,314,605
Tesla, Inc.*	3,286	1,329,515
TJX Cos., Inc. (The)	10,520	1,312,791
Yum China Holdings, Inc. (China)	28,648	1,324,970
Total Consumer Discretionary		14,206,932
Consumer Staples — 2.4%
Costco Wholesale Corp.	1,364	1,336,557
Procter & Gamble Co. (The)	7,871	1,306,507
Walmart, Inc.	13,445	1,319,761
Total Consumer Staples		3,962,825
Energy — 3.2%
Baker Hughes Co.	30,223	1,395,698
Diamondback Energy, Inc.	7,729	1,270,338
EOG Resources, Inc.	10,043	1,263,309
Exxon Mobil Corp.	12,107	1,293,391
Total Energy		5,222,736
Financials — 30.9%
Allstate Corp. (The)	6,850	1,317,460
American Express Co.	4,126	1,309,799
Ameriprise Financial, Inc.	2,287	1,242,664
Aon PLC Class A	3,521	1,305,657
Apollo Global Management, Inc.	7,726	1,320,991
Arch Capital Group Ltd.	13,739	1,278,689
Arthur J Gallagher & Co.	4,458	1,345,514
Bank of New York Mellon Corp. (The)	15,150	1,301,839
Berkshire Hathaway, Inc. Class B*	2,783	1,304,309
Block, Inc.*	14,757	1,340,231
Brown & Brown, Inc.	12,455	1,303,540
Capital One Financial Corp.	6,440	1,311,892
Chubb Ltd.	4,804	1,306,112
Cincinnati Financial Corp.	9,382	1,285,803
Citizens Financial Group, Inc.	27,625	1,314,121
CME Group, Inc.	5,581	1,320,018
Fifth Third Bancorp	29,211	1,294,339
First Citizens BancShares, Inc. Class A	600	1,322,814
Hartford Financial Services Group, Inc. (The)	11,533	1,286,506

Security Description	Shares	Value
COMMON STOCKS (continued)
Financials (continued)
Huntington Bancshares, Inc.	75,918	$1,305,790
Interactive Brokers Group, Inc. Class A	6,296	1,369,002
JPMorgan Chase & Co.	4,897	1,308,968
M&T Bank Corp.	6,546	1,317,317
Markel Group, Inc.*	716	1,309,406
Mastercard, Inc. Class A	2,390	1,327,478
Northern Trust Corp.	11,637	1,306,719
NU Holdings Ltd. Class A (Brazil)*	103,486	1,370,155
PayPal Holdings, Inc.*	14,832	1,313,819
PNC Financial Services Group, Inc. (The)	6,485	1,303,161
Progressive Corp. (The)	5,338	1,315,497
Raymond James Financial, Inc.	7,627	1,284,997
Regions Financial Corp.	52,851	1,302,249
S&P Global, Inc.	2,513	1,310,303
Synchrony Financial	19,623	1,353,595
Tradeweb Markets, Inc. Class A	10,149	1,287,908
Travelers Cos., Inc. (The)	5,265	1,290,873
US Bancorp	27,004	1,290,251
Visa, Inc. Class A	3,911	1,336,780
W R Berkley Corp.	22,044	1,296,848
Total Financials		51,113,414
Health Care — 5.5%
Boston Scientific Corp.*	12,784	1,308,570
Cencora, Inc.	5,128	1,303,589
Eli Lilly & Co.	1,625	1,318,005
Incyte Corp.*	17,882	1,326,129
Insulet Corp.*	4,740	1,319,521
Intuitive Surgical, Inc.*	2,278	1,302,743
ResMed, Inc.	5,234	1,236,166
Total Health Care		9,114,723
Industrials — 21.6%
AMETEK, Inc.	7,152	1,319,973
Automatic Data Processing, Inc.	4,385	1,328,699
Axon Enterprise, Inc.*	2,052	1,338,273
Carrier Global Corp.	19,436	1,270,726
Cintas Corp.	6,526	1,308,920
Copart, Inc.*	22,824	1,322,194
Cummins, Inc.	3,734	1,330,237
Delta Air Lines, Inc.	19,336	1,300,733
Dover Corp.	6,604	1,345,103
Eaton Corp. PLC	4,184	1,365,825
Fastenal Co.	17,490	1,280,968
HEICO Corp.	5,563	1,329,223
Howmet Aerospace, Inc.	10,348	1,309,850
Hubbell, Inc.	3,164	1,338,404
Leidos Holdings, Inc.	9,245	1,313,067
PACCAR, Inc.	12,196	1,352,292
Parker-Hannifin Corp.	1,963	1,387,939
Paychex, Inc.	8,869	1,309,685
Quanta Services, Inc.	4,450	1,368,864
Republic Services, Inc.	6,054	1,312,931

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — Virtus Terranova U.S. Quality Momentum ETF (continued)

January 31, 2025 (unaudited)

Security Description	Shares	Value
COMMON STOCKS (continued)
Information Technology (continued)
Rollins, Inc.	26,522	$1,312,839
Trane Technologies PLC	3,576	1,297,194
United Airlines Holdings, Inc.*	12,301	1,301,938
United Rentals, Inc.	1,706	1,293,250
Vertiv Holdings Co. Class A	12,277	1,436,655
Westinghouse Air Brake Technologies Corp.	6,379	1,326,322
WW Grainger, Inc.	1,156	1,228,447
Total Industrials		35,730,551
Information Technology — 16.7%
Amphenol Corp. Class A	19,074	1,350,058
Applied Materials, Inc.	7,568	1,364,889
AppLovin Corp. Class A*	3,626	1,340,133
Arista Networks, Inc.*	12,278	1,414,794
Autodesk, Inc.*	4,221	1,314,166
Broadcom, Inc.	6,308	1,395,771
Check Point Software Technologies Ltd. (Israel)*	6,446	1,405,357
Crowdstrike Holdings, Inc. Class A*	3,201	1,274,222
DocuSign, Inc.*	13,389	1,295,118
First Solar, Inc.*	8,163	1,367,466
Fortinet, Inc.*	13,103	1,321,831
KLA Corp.	1,861	1,373,865
NVIDIA Corp.	10,141	1,217,630
Oracle Corp.	7,976	1,356,398
Palantir Technologies, Inc. Class A*	16,304	1,344,917
QUALCOMM, Inc.	7,625	1,318,591
Salesforce, Inc.	3,634	1,241,738
ServiceNow, Inc.*	1,118	1,138,549
TE Connectivity PLC (Switzerland)	8,811	1,303,764
Tyler Technologies, Inc.*	2,110	1,269,460
Zoom Communications, Inc.*	14,757	1,282,973
Total Information Technology		27,691,690
Materials — 2.4%
Ecolab, Inc.	5,242	1,311,496
Sherwin-Williams Co. (The)	3,592	1,286,511

Security Description	Shares	Value
COMMON STOCKS (continued)
Materials (continued)
Vulcan Materials Co.	4,755	$1,303,583
Total Materials		3,901,590
Real Estate — 1.6%
Iron Mountain, Inc.	13,242	1,344,990
Millrose Properties, Inc. Class A*	3,651	40,380
Welltower, Inc.	9,537	1,301,610
Total Real Estate		2,686,980
Utilities — 1.7%
Public Service Enterprise Group, Inc.	16,003	1,336,891
Vistra Corp.	8,741	1,468,750
Total Utilities		2,805,641
Total Common Stocks
(Cost $143,051,330)		164,423,383
TOTAL INVESTMENTS — 99.4%
(Cost $143,051,330)		164,423,383
Other Assets in Excess of Liabilities — 0.6%		1,005,472
Net Assets — 100.0%		$165,428,855

*Non-income producing security.

Portfolio Composition
January 31, 2025 (unaudited)

Asset Allocation as of 01/31/2025 (based on net assets)

Financials	30.9%
Industrials	21.6%
Information Technology	16.7%
Consumer Discretionary	8.6%
Health Care	5.5%
Communication Services	4.8%
Energy	3.2%
Consumer Staples	2.4%
Materials	2.4%
Utilities	1.7%
Real Estate	1.6%
Other Assets in Excess of Liabilities	0.6%
Total	100.0%

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of January 31, 2025.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks	$164,383,003	$40,380	$—	$164,423,383
Total	$164,383,003	$40,380	$—	$164,423,383

The accompanying notes are an integral part of these financial statements.

Consolidated Statement of Assets and Liabilities (FORM N-CSR ITEM 7)

January 31, 2025 (unaudited)

Consolidated Statement of Assets and Liabilities

Virtus AlphaSimplex Managed Futures ETF
Assets:
Cash	$13,529,989
Cash pledged as collateral for futures contracts	60,251
Receivables:
Variation margin on futures contracts	898,270
Dividends and interest	10,907
Prepaid expenses	30
Total Assets	14,499,447

Liabilities:
Payables:
Advisory fees	8,834
Total Liabilities	8,834
Net Assets	$14,490,613

Net Assets Consist of:
Paid-in capital	$14,858,390
Total distributable earnings (accumulated deficit)	(367,777)
Net Assets	$14,490,613
Shares outstanding (unlimited number of shares of beneficial interest authorized, no par value)	600,004
Net asset value per share	$24.15
Foreign currency, at cost	$148

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities (FORM N-CSR ITEM 7)

January 31, 2025 (unaudited)

	Virtus Duff & Phelps Clean Energy ETF	Virtus KAR Mid-Cap ETF	Virtus Newfleet ABS/MBS ETF	Virtus Newfleet Short Duration Core Plus Bond ETF
Assets:
Investments, at cost	$5,603,759	$16,492,203	$17,450,335	$10,625,192
Investments, at value	5,349,698	16,354,571	17,479,741	10,793,378
Cash	261,084	612,798	—	161,744
Foreign currency(a)	4	—	—	—
Receivables:
Tax reclaim	10,220	—	—	—
Capital shares sold	—	628,956	—	—
Dividends and interest	9,999	1,977	64,830	68,989
Investment securities sold	—	—	—	30,432
Prepaid expenses	116	—	146	44
Total Assets	5,631,121	17,598,302	17,544,717	11,054,587

Liabilities:
Due to broker	—	—	23,041	—
Payables:
Investment securities purchased	109,777	605,501	509,930	75,706
Advisory fees	3,924	10,887	4,464	3,252
Total Liabilities	113,701	616,388	537,435	78,958
Net Assets	$5,517,420	$16,981,914	$17,007,282	$10,975,629

Net Assets Consist of:
Paid-in capital	$7,275,341	$17,131,480	$17,647,640	$10,761,398
Total distributable earnings (accumulated deficit)	(1,757,921)	(149,566)	(640,358)	214,231
Net Assets	$5,517,420	$16,981,914	$17,007,282	$10,975,629
Shares outstanding (unlimited number of shares of beneficial interest authorized, no par value)	325,004	675,004	700,004	425,004
Net asset value per share	$16.98	$25.16	$24.30	$25.82

(a) Foreign currency, at cost	$4	$—	$—	$—

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities (FORM N-CSR ITEM 7) (continued)

January 31, 2025 (unaudited)

	Virtus Newfleet Short Duration High Yield Bond ETF	Virtus Seix AAA Private Credit CLO ETF	Virtus Seix Senior Loan ETF	Virtus Stone Harbor Emerging Markets High Yield Bond ETF
Assets:
Investments, at cost	$6,619,878	$16,478,821	$310,998,000	$11,541,545
Investments, at value	6,554,878	16,503,004	311,506,198	11,908,602
Cash	—	1,469,081	29,381,196	386,312
Receivables:
Dividends and interest	117,694	71,688	1,370,258	178,539
Investment securities sold	—	—	6,976,651	626
Prepaid expenses	58	—	2,587	102
Total Assets	6,672,630	18,043,773	349,236,890	12,474,181

Liabilities:
Payables:
Investment securities purchased	10,000	1,749,750	35,655,365	350,919
Capital shares	—	—	—	—
Advisory fees	2,085	3,982	147,301	5,614
Total Liabilities	12,085	1,753,732	35,802,666	356,533
Net Assets	$6,660,545	$16,290,041	$313,434,224	$12,117,648

Net Assets Consist of:
Paid-in capital	$9,983,067	$16,255,138	$316,203,198	$11,626,323
Total distributable earnings (accumulated deficit)	(3,322,522)	34,903	(2,768,974)	491,325
Net Assets	$6,660,545	$16,290,041	$313,434,224	$12,117,648
Shares outstanding (unlimited number of shares of beneficial interest authorized, no par value)	304,000	650,004	13,075,004	450,004
Net asset value per share	$21.91	$25.06	$23.97	$26.93

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities (FORM N-CSR ITEM 7) (continued)

January 31, 2025 (unaudited)

Virtus Terranova U.S. Quality Momentum ETF
Assets:
Investments, at cost	$143,051,330
Investments, at value	164,423,383
Cash	625,070
Receivables:
Dividends and interest	58,428
Capital shares sold	32,188,465
Tax reclaim	647
Investment securities sold	74,914,859
Prepaid expenses	160
Total Assets	272,211,012

Liabilities:
Payables:
Investment securities purchased	74,851,792
Capital shares	31,889,869
Advisory fees	40,496
Total Liabilities	106,782,157
Net Assets	$165,428,855

Net Assets Consist of:
Paid-in capital	$165,668,388
Total distributable earnings (accumulated deficit)	(239,533)
Net Assets	$165,428,855
Shares outstanding (unlimited number of shares of beneficial interest authorized, no par value)	4,150,004
Net asset value per share	$39.86

The accompanying notes are an integral part of these financial statements.

Consolidated Statement of Operations (FORM N-CSR ITEM 7)

For the Six Months Ended January 31, 2025 (unaudited)

Virtus AlphaSimplex Managed Futures ETF
Investment Income:
Dividend income	$131,054
Interest income	34,065
Total Investment Income	165,119

Expenses:
Advisory fees	40,281
Brokerage commissions and fees	3,428
Other expenses	53
Total Expenses	43,762
Net Investment Income	121,357

Net Realized Gain (Loss) on:
Futures	(538,725)
Foreign currency transactions	6,725
Total Net Realized Loss	(532,000)

Change in Net Unrealized Appreciation (Depreciation) on:
Futures	243,280
Foreign currency translations	(253)
Total Change in Net Unrealized Appreciation	243,027
Net Realized and Change in Unrealized Loss	(288,973)
Net Decrease in Net Assets Resulting from Operations	$(167,616)

The accompanying notes are an integral part of these financial statements.

Statements of Operations (FORM N-CSR ITEM 7)

For the Six Months Ended January 31, 2025 (unaudited)

	Virtus Duff & Phelps Clean Energy ETF	Virtus KAR Mid-Cap ETF[1]	Virtus Newfleet ABS/MBS ETF	Virtus Newfleet Short Duration Core Plus Bond ETF
Investment Income:
Dividend income (net of foreign withholding taxes)	$46,195	$23,706	$—	$—
Interest income	1,589	1,321	313,667	315,385
Total Investment Income	47,784	25,027	313,667	315,385

Expenses:
Advisory fees	17,557	26,902	27,306	22,068
Total Expenses	17,557	26,902	27,306	22,068
Less expense waivers/reimbursements	(1,862)	—	(5,573)	(2,759)
Net Expenses	15,695	26,902	21,733	19,309
Net Investment Income (Loss)	32,089	(1,875)	291,934	296,076

Net Realized Gain (Loss) on:
Investments	(62,437)	(2,662)	(8,783)	18,940
In-kind redemptions	54,849	—	—	—
Foreign currency transactions	112	—	—	—
Total Net Realized Gain (Loss)	(7,476)	(2,662)	(8,783)	18,940

Change in Net Unrealized Appreciation (Depreciation) on:
Investments	(529,226)	(137,632)	86,838	(14,657)
Foreign currency translations	(517)	—	—	—
Total Change in Net Unrealized Appreciation (Depreciation)	(529,743)	(137,632)	86,838	(14,657)
Net Realized and Change in Unrealized Gain (Loss)	(537,219)	(140,294)	78,055	4,283
Net Increase (Decrease) in Net Assets Resulting from Operations	$(505,130)	$(142,169)	$369,989	$300,359
Foreign withholding taxes	$1,368	$—	$—	$—

1From October 15, 2024 (commencement of operations) through January 31, 2025.

The accompanying notes are an integral part of these financial statements.

Statements of Operations (FORM N-CSR ITEM 7) (continued)

For the Six Months Ended January 31, 2025 (unaudited)

	Virtus Newfleet Short Duration High Yield Bond ETF	Virtus Seix AAA Private Credit CLO ETF[1]	Virtus Seix Senior Loan ETF	Virtus Stone Harbor Emerging Markets High Yield Bond ETF
Investment Income:
Dividend income (net of foreign withholding taxes)	$—	$—	$—	$—
Interest income	162,365	129,749	10,045,941	483,698
Total Investment Income	162,365	129,749	10,045,941	483,698

Expenses:
Advisory fees	8,988	6,696	683,338	30,214
Line of credit fees	—	—	11,990	—
Total Expenses	8,988	6,696	695,328	30,214
Less expense waivers/reimbursements	—	—	(11,990)	—
Net Expenses	8,988	6,696	683,338	30,214
Net Investment Income	153,377	123,053	9,362,603	453,484

Net Realized Gain (Loss) on:
Investments	11,835	988	(943,339)	206,168
In-kind redemptions	—	—	—	—
Total Net Realized Gain (Loss)	11,835	988	(943,339)	206,168

Change in Net Unrealized Appreciation (Depreciation) on:
Investments	22,245	24,183	1,885,561	27,881
Total Change in Net Unrealized Appreciation (Depreciation)	22,245	24,183	1,885,561	27,881
Net Realized and Change in Unrealized Gain	34,080	25,171	942,222	234,049
Net Increase in Net Assets Resulting from Operations	$187,457	$148,224	$10,304,825	$687,533

1From December 2, 2024 (commencement of operations) through January 31, 2025.

The accompanying notes are an integral part of these financial statements.

Statements of Operations (FORM N-CSR ITEM 7) (continued)

For the Six Months Ended January 31, 2025 (unaudited)

Virtus Terranova U.S. Quality Momentum ETF
Investment Income:
Dividend income	$794,017
Interest income	8,626
Total Investment Income	802,643

Expenses:
Advisory fees	193,570
Total Expenses	193,570
Net Investment Income	609,073

Net Realized Gain (Loss) on:
Investments	(3,533,554)
In-kind redemptions	15,726,705
Total Net Realized Gain	12,193,151
Change in Net Unrealized Appreciation (Depreciation) on:
Investments	4,848,945
Total Change in Net Unrealized Appreciation (Depreciation)	4,848,945
Net Realized and Change in Unrealized Gain	17,042,096
Net Increase in Net Assets Resulting from Operations	$17,651,169
Foreign withholding taxes	$531

The accompanying notes are an integral part of these financial statements.

Consolidated Statement of Changes in Net Assets (FORM N-CSR ITEM 7)

	Virtus AlphaSimplex Managed Futures ETF
	For the Six Months Ended January 31, 2025 (unaudited)	For the Period May 16, 2024[1] Through July 31, 2024
Increase (Decrease) in Net Assets Resulting from Operations:
Net investment income	$121,357	$61,179
Net realized loss	(532,000)	(52,696)
Net change in unrealized appreciation (depreciation)	243,027	(21,122)
Net decrease in net assets resulting from operations	(167,616)	(12,639)
Distributions to Shareholders	(187,522)	—

Shareholder Transactions:
Proceeds from shares sold	6,030,098	8,828,292
Net increase in net assets resulting from shareholder transactions	6,030,098	8,828,292
Increase in net assets	5,674,960	8,815,653

Net Assets:
Beginning of period/year	8,815,653	—
End of period/year	$14,490,613	$8,815,653

Changes in Shares Outstanding:
Shares outstanding, beginning of period/year	350,004	—
Shares sold	250,000	350,004
Shares outstanding, end of period/year	600,004	350,004

1Commencement of operations.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets (FORM N-CSR ITEM 7)

	Virtus Duff & Phelps Clean Energy ETF		Virtus KAR Mid-Cap ETF
	For the Six Months Ended January 31, 2025 (unaudited)	For the Year Ended July 31, 2024	For the Period October 15, 2024[1] Through January 31, 2025 (unaudited)
Increase (Decrease) in Net Assets Resulting from Operations:
Net investment income (loss)	$32,089	$71,266	$(1,875)
Net realized loss	(7,476)	(790,710)	(2,662)
Net change in unrealized appreciation (depreciation)	(529,743)	339,326	(137,632)
Net increase (decrease) in net assets resulting from operations	(505,130)	(380,118)	(142,169)
Distributions to Shareholders	(29,432)	(64,720)	(7,397)

Shareholder Transactions:
Proceeds from shares sold	883,232	4,647,138	17,131,480
Cost of shares redeemed	(448,102)	(1,734,729)	—
Net increase (decrease) in net assets resulting from shareholder transactions	435,130	2,912,409	17,131,480
Increase (decrease) in net assets	(99,432)	2,467,571	16,981,914

Net Assets:
Beginning of period/year	5,616,852	3,149,281	—
End of period/year	$5,517,420	$5,616,852	$16,981,914

Changes in Shares Outstanding:
Shares outstanding, beginning of period/year	300,004	150,004	—
Shares sold	50,000	250,000	675,004
Shares redeemed	(25,000)	(100,000)	—
Shares outstanding, end of period/year	325,004	300,004	675,004

1Commencement of operations.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets (FORM N-CSR ITEM 7) (continued)

	Virtus Newfleet ABS/MBS ETF		Virtus Newfleet Short Duration Core Plus Bond ETF
	For the Six Months Ended January 31, 2025 (unaudited)	For the Year Ended July 31, 2024	For the Six Months Ended January 31, 2025 (unaudited)	For the Period November 15, 2023[1] Through July 31, 2024
Increase (Decrease) in Net Assets Resulting from Operations:
Net investment income	$291,934	$484,810	$296,076	$388,849
Net realized gain (loss)	(8,783)	(229,295)	18,940	20,676
Net change in unrealized appreciation (depreciation)	86,838	530,111	(14,657)	182,843
Net increase in net assets resulting from operations	369,989	785,626	300,359	592,368
Distributions to Shareholders	(315,289)	(471,849)	(324,741)	(353,755)

Shareholder Transactions:
Proceeds from shares sold	7,275,124	—	649,592	10,111,806
Cost of shares redeemed	—	(3,522,243)	—	—
Net increase (decrease) in net assets resulting from shareholder transactions	7,275,124	(3,522,243)	649,592	10,111,806
Increase (decrease) in net assets	7,329,824	(3,208,466)	625,210	10,350,419

Net Assets:
Beginning of period/year	9,677,458	12,885,924	10,350,419	—
End of period/year	$17,007,282	$9,677,458	$10,975,629	$10,350,419

Changes in Shares Outstanding:
Shares outstanding, beginning of period/year	400,004	550,004	400,004	—
Shares sold	300,000	—	25,000	400,004
Shares redeemed	—	(150,000)	—	—
Shares outstanding, end of period/year	700,004	400,004	425,004	400,004

1Commencement of operations.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets (FORM N-CSR ITEM 7) (continued)

	Virtus Newfleet Short Duration High Yield Bond ETF		Virtus Seix AAA Private Credit CLO ETF
	For the Six Months Ended January 31, 2025 (unaudited)	For the Year Ended July 31, 2024	For the Period December 2, 2024[1] Through January 31, 2025 (unaudited)
Increase (Decrease) in Net Assets Resulting from Operations:
Net investment income	$153,377	$252,553	$123,053
Net realized gain (loss)	11,835	(150,211)	988
Net change in unrealized appreciation (depreciation)	22,245	213,529	24,183
Net increase in net assets resulting from operations	187,457	315,871	148,224
Distributions to Shareholders	(147,311)	(249,125)	(113,321)

Shareholder Transactions:
Proceeds from shares sold	4,377,102	—	16,255,138
Cost of shares redeemed	(1,099,673)	(1,062,972)	—
Net increase in net assets resulting from shareholder transactions	3,277,429	(1,062,972)	16,255,138
Increase in net assets	3,317,575	(996,226)	16,290,041

Net Assets:
Beginning of period/year	3,342,970	4,339,196	—
End of period/year	$6,660,545	$3,342,970	$16,290,041

Changes in Shares Outstanding:
Shares outstanding, beginning of period/year	154,000	204,000	—
Shares sold	200,000	—	650,004
Shares redeemed	(50,000)	(50,000)	—
Shares outstanding, end of period/year	304,000	154,000	650,004

1Commencement of operations.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets (FORM N-CSR ITEM 7) (continued)

	Virtus Seix Senior Loan ETF		Virtus Stone Harbor Emerging Markets High Yield Bond ETF
	For the Six Months Ended January 31, 2025 (unaudited)	For the Year Ended July 31, 2024	For the Six Months Ended January 31, 2025 (unaudited)	For the Year Ended July 31, 2024
Increase (Decrease) in Net Assets Resulting from Operations:
Net investment income	$9,362,603	$10,343,138	$453,484	$642,265
Net realized gain	(943,339)	(285,094)	206,168	254,202
Net change in unrealized appreciation	1,885,561	(210,398)	27,881	314,040
Net increase in net assets resulting from operations	10,304,825	9,847,646	687,533	1,210,507
Distributions to Shareholders	(8,950,163)	(9,929,284)	(717,653)	(616,640)

Shareholder Transactions:
Proceeds from shares sold	160,088,194	93,240,770	2,756,439	6,334,412
Cost of shares redeemed	(18,453,339)	—	—	(1,318,037)
Net increase (decrease) in net assets resulting from shareholder transactions	141,634,855	93,240,770	2,756,439	5,016,375
Increase in net assets	142,989,517	93,159,132	2,726,319	5,610,242

Net Assets:
Beginning of period/year	170,444,707	77,285,575	9,391,329	3,781,087
End of period/year	$313,434,224	$170,444,707	$12,117,648	$9,391,329

Changes in Shares Outstanding:
Shares outstanding, beginning of period/year	7,150,004	3,250,004	350,004	150,004
Shares sold	6,700,000	3,900,000	100,000	250,000
Shares redeemed	(775,000)	—	—	(50,000)
Shares outstanding, end of period/year	13,075,004	7,150,004	450,004	350,004

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets (FORM N-CSR ITEM 7) (continued)

	Virtus Terranova U.S. Quality Momentum ETF
	For the Six Months Ended January 31, 2025 (unaudited)	For the Year Ended July 31, 2024
Increase (Decrease) in Net Assets Resulting from Operations:
Net investment income	$609,073	$797,940
Net realized gain	12,193,151	5,058,087
Net change in unrealized appreciation	4,848,945	8,077,068
Net increase in net assets resulting from operations	17,651,169	13,933,095
Distributions to Shareholders	(1,027,759)	(1,115,017)

Shareholder Transactions:
Proceeds from shares sold	103,026,024	71,708,712
Cost of shares redeemed	(65,262,410)	(74,248,089)
Net increase (decrease) in net assets resulting from shareholder transactions	37,763,614	(2,539,377)
Increase in net assets	54,387,024	10,278,701

Net Assets:
Beginning of period/year	111,041,831	100,763,130
End of period/year	$165,428,855	$111,041,831

Changes in Shares Outstanding:
Shares outstanding, beginning of period/year	3,200,004	3,400,004
Shares sold	2,650,000	2,200,000
Shares redeemed	(1,700,000)	(2,400,000)
Shares outstanding, end of period/year	4,150,004	3,200,004

The accompanying notes are an integral part of these financial statements.

Consolidated Financial Highlights (FORM N-CSR ITEM 7)

	Virtus AlphaSimplex Managed Futures ETF
	For the Six Months Ended January 31, 2025 (unaudited)	For the Period May 16, 2024[1] Through July 31, 2024
Per Share Data for a Share Outstanding throughout each period presented:
Net asset value, beginning of period	$25.19	$25.00
Investment operations:
Net investment income[2]	0.29	0.21
Net realized and unrealized loss	(0.94)	(0.02)
Total from investment operations	(0.65)	0.19

Less Distributions from:
Net investment income	(0.39)	—
Total distributions	(0.39)	—
Net Asset Value, End of period	$24.15	$25.19
Net Asset Value Total Return[3]	(2.51)%	0.75%
Net assets, end of period (000’s omitted)	$14,491	$8,816

RATIOS/SUPPLEMENTAL DATA:
Ratios to Average Net Assets:
Expenses	0.87%[4]	0.92%[4]
Net investment income	2.41%[4]	4.02%[4]
Portfolio turnover rate[5]	0%[6]	0%[6]

1Commencement of operations.

2Based on average shares outstanding.

3Net Asset Value Total Return is calculated assuming an initial investment made at the net asset value on the first day of the period, reinvestment of dividends and distributions at net asset value during the period, and redemptions at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized.

4Annualized.

5Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

6Not annualized.

Financial Highlights (FORM N-CSR ITEM 7)

The accompanying notes are an integral part of these financial statements.

	Virtus Duff & Phelps Clean Energy ETF
	For the Six Months Ended January 31, 2025 (unaudited)	For the Year Ended July 31, 2024	For the Year Ended July 31, 2023	For the Period August 3, 2021[1] Through July 31, 2022

Per Share Data for a Share Outstanding throughout each period presented:
Net asset value, beginning of period	$18.72	$20.99	$24.46	$25.55
Investment operations:
Net investment income[2]	0.11	0.20	0.20	0.14
Net realized and unrealized loss	(1.76)	(2.28)	(3.52)	(1.12)
Total from investment operations	(1.65)	(2.08)	(3.32)	(0.98)

Less Distributions from:
Net investment income	(0.09)	(0.19)	(0.15)	(0.11)
Total distributions	(0.09)	(0.19)	(0.15)	(0.11)
Net Asset Value, End of period	$16.98	$18.72	$20.99	$24.46
Net Asset Value Total Return[3]	(8.84)%	(9.90)%	(13.55)%	(3.76)%
Net assets, end of period (000’s omitted)	$5,517	$5,617	$3,149	$3,669

RATIOS/SUPPLEMENTAL DATA:
Ratios to Average Net Assets:
Expenses, net of expense waivers	0.59%[4]	0.59%	0.59%	0.59%[4]
Expenses, prior to expense waivers	0.66%[4]	0.66%	0.66%	0.66%[4]
Net investment income	1.21%[4]	1.17%	0.89%	0.62%[4]
Portfolio turnover rate[5]	47%[6]	96%	58%	39%[6]

1Commencement of operations.

2Based on average shares outstanding.

3Net Asset Value Total Return is calculated assuming an initial investment made at the net asset value on the first day of the period, reinvestment of dividends and distributions at net asset value during the period, and redemptions at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized.

4Annualized.

5Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

6Not annualized.

Financial Highlights (FORM N-CSR ITEM 7) (continued)

The accompanying notes are an integral part of these financial statements.

Virtus KAR Mid-Cap ETF
For the Period October 15, 2024[1] Through January 31, 2025
Per Share Data for a Share Outstanding throughout the period presented:
Net asset value, beginning of period	$25.00
Investment operations:
Net investment income[2]	0.00 [3]
Net realized and unrealized gain	0.17 [4]
Total from investment operations	0.17

Less Distributions from:
Net investment income	(0.01)
Total distributions	(0.01)
Net Asset Value, End of period	$25.16
Net Asset Value Total Return[5]	0.68%
Net assets, end of period (000’s omitted)	$16,982

RATIOS/SUPPLEMENTAL DATA:
Ratios to Average Net Assets:
Expenses	0.80%[6]
Net investment loss	(0.06)%[6]
Portfolio turnover rate[7]	1%[8]

1Commencement of operations.

2Based on average shares outstanding.

3Less than $0.005.

4The per share amount of realized and unrealized gain (loss) on investments does not accord with the amounts reported in the Statements of Changes in Net Assets due to the timing of creation of Fund shares in relation to fluctuating market values.

5Net Asset Value Total Return is calculated assuming an initial investment made at the net asset value on the first day of the period, reinvestment of dividends and distributions at net asset value during the period, and redemptions at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized.

6Annualized.

7Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

8Not annualized.

Financial Highlights (FORM N-CSR ITEM 7) (continued)

The accompanying notes are an integral part of these financial statements.

	Virtus Newfleet ABS/MBS ETF
	For the Six Months Ended January 31, 2025 (unaudited)	For the Year Ended July 31, 2024	For the Year Ended July 31, 2023	For the Year Ended July 31, 2022	For the Period February 9, 2021[1] Through July 31, 2021
Per Share Data for a Share Outstanding throughout each period presented:
Net asset value, beginning of period	$24.19	$23.43	$23.57	$25.03	$25.00
Investment operations:
Net investment income[2]	0.64	1.13	0.77	0.38	0.17
Net realized and unrealized gain (loss)	0.17	0.73	(0.17)	(1.41)	0.04
Total from investment operations	0.81	1.86	0.60	(1.03)	0.21

Less Distributions from:
Net investment income	(0.70)	(1.10)	(0.74)	(0.43)	(0.18)
Total distributions	(0.70)	(1.10)	(0.74)	(0.43)	(0.18)
Net Asset Value, End of period	$24.30	$24.19	$23.43	$23.57	$25.03
Net Asset Value Total Return[3]	3.35%	8.17%	2.62%	(4.12)%	0.85%
Net assets, end of period (000’s omitted)	$17,007	$9,677	$12,886	$12,966	$15,017

RATIOS/SUPPLEMENTAL DATA:
Ratios to Average Net Assets:
Expenses, net of expense waivers	0.39%[4]	0.39%	0.39%	0.39%	0.39%[4]
Expenses, prior to expense waivers	0.49%[4]	0.49%	0.49%	0.49%	0.49%[4]
Net investment income	5.24%[4]	4.79%	3.32%	1.56%	1.49%[4]
Portfolio turnover rate[5]	22%[6]	60%	42%	47%	24%[6]

1Commencement of operations.

2Based on average shares outstanding.

3Net Asset Value Total Return is calculated assuming an initial investment made at the net asset value on the first day of the period, reinvestment of dividends and distributions at net asset value during the period, and redemptions at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized.

4Annualized.

5Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

6Not annualized.

Financial Highlights (FORM N-CSR ITEM 7) (continued)

The accompanying notes are an integral part of these financial statements.

	Virtus Newfleet Short Duration Core Plus Bond ETF
	For the Six Months Ended January 31, 2025 (unaudited)	For the Period November 15, 2023[1] Through July 31, 2024
Per Share Data for a Share Outstanding throughout each period presented:
Net asset value, beginning of period	$25.88	$25.28
Investment operations:
Net investment income[2]	0.70	0.97
Net realized and unrealized gain	0.01	0.51
Total from investment operations	0.71	1.48

Less Distributions from:
Net investment income	(0.74)	(0.88)
Net realized gains	(0.03)	—
Total distributions	(0.77)	(0.88)
Net Asset Value, End of period	$25.82	$25.88
Net Asset Value Total Return[3]	2.79%	5.94%
Net assets, end of period (000’s omitted)	$10,976	$10,350

RATIOS/SUPPLEMENTAL DATA:
Ratios to Average Net Assets:
Expenses, net of expense waivers	0.35%[4]	0.35%[4]
Expenses, prior to expense waivers	0.40%[4]	0.40%[4]
Net investment income	5.37%[4]	5.35%[4]
Portfolio turnover rate[5]	20%[6]	24%[6]

1Commencement of operations.

2Based on average shares outstanding.

3Net Asset Value Total Return is calculated assuming an initial investment made at the net asset value on the first day of the period, reinvestment of dividends and distributions at net asset value during the period, and redemptions at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized.

4Annualized.

5Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

6Not annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights (FORM N-CSR ITEM 7) (continued)

	Virtus Newfleet Short Duration High Yield Bond ETF
	For the Six Months Ended January 31, 2025 (unaudited)	For the Year Ended July 31, 2024	For the Year Ended July 31, 2023	For the Year Ended July 31, 2022	For the Year Ended July 31, 2021	For the Year Ended July 31, 2020
Per Share Data for a Share Outstanding throughout each period presented:
Net asset value, beginning of period	$21.71	$21.27	$21.43	$24.69	$23.51	$23.93
Investment operations:
Net investment income[1]	0.73	1.58	1.39	1.29	1.04	0.90
Net realized and unrealized gain (loss)	0.20	0.44	(0.11)	(3.27)	1.21	(0.42)
Total from investment operations	0.93	2.02	1.28	(1.98)	2.25	0.48

Less Distributions from:
Net investment income	(0.73)	(1.58)	(1.44)	(1.28)	(1.07)	(0.90)
Total distributions	(0.73)	(1.58)	(1.44)	(1.28)	(1.07)	(0.90)
Net Asset Value, End of period	$21.91	$21.71	$21.27	$21.43	$24.69	$23.51
Net Asset Value Total Return[2]	4.36%	9.94%	6.31%	(8.29)%	9.78%	2.10%
Net assets, end of period (000’s omitted)	$6,661	$3,343	$4,339	$4,371	$6,272	$7,148

RATIOS/SUPPLEMENTAL DATA:
Ratios to Average Net Assets:
Expenses, net of expense waivers	0.39%[3]	0.42%	0.49%	0.49%	0.62%	0.68%
Expenses, prior to expense waivers	0.39%[3]	1.55%	2.88%	2.32%	1.88%	2.43%
Net investment income	6.65%[3]	7.40%	6.62%	5.51%	4.27%	3.85%
Portfolio turnover rate[4]	42%[5]	32%	46%	67%	121%	124%

1Based on average shares outstanding.

2Net Asset Value Total Return is calculated assuming an initial investment made at the net asset value on the first day of the period, reinvestment of dividends and distributions at net asset value during the period, and redemptions at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized.

3Annualized.

4Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

5Not annualized.

Financial Highlights (FORM N-CSR ITEM 7) (continued)

The accompanying notes are an integral part of these financial statements.

Virtus Seix AAA Private Credit CLO ETF
For the Period December 2, 2024[1] Through January 31, 2025
Per Share Data for a Share Outstanding throughout the period presented:
Net asset value, beginning of period	$25.00
Investment operations:
Net investment income[2]	0.21
Net realized and unrealized gain	0.05
Total from investment operations	0.26

Less Distributions from:
Net investment income	(0.20)
Total distributions	(0.20)
Net Asset Value, End of period	$25.06
Net Asset Value Total Return[3]	1.06%
Net assets, end of period (000’s omitted)	$16,290

RATIOS/SUPPLEMENTAL DATA:
Ratios to Average Net Assets:
Expenses	0.29%[4]
Net investment income	5.33%[4]
Portfolio turnover rate[5]	25%[6]

1Commencement of operations.

2Based on average shares outstanding.

3Net Asset Value Total Return is calculated assuming an initial investment made at the net asset value on the first day of the period, reinvestment of dividends and distributions at net asset value during the period, and redemptions at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized.

4Annualized.

5Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

6Not annualized.

Financial Highlights (FORM N-CSR ITEM 7) (continued)

The accompanying notes are an integral part of these financial statements.

	Virtus Seix Senior Loan ETF
	For the Six Months Ended January 31, 2025 (unaudited)	For the Year Ended July 31, 2024	For the Year Ended July 31, 2023	For the Year Ended July 31, 2022	For the Year Ended July 31, 2021	For the Year Ended July 31, 2020

Per Share Data for a Share Outstanding throughout each period presented:
Net asset value, beginning of period	$23.84	$23.78	$23.45	$25.06	$24.26	$25.02
Investment operations:
Net investment income[1]	0.94	2.22	1.91	1.12	0.79	1.19
Net realized and unrealized gain (loss)	0.09	(0.03)	0.23	(1.57)	0.86	(0.68)
Total from investment operations	1.03	2.19	2.14	(0.45)	1.65	0.51

Less Distributions from:
Net investment income	(0.90)	(2.13)	(1.81)	(1.03)	(0.85)	(1.15)
Net realized gains	—	—	—	(0.13)	—	(0.12)
Total distributions	(0.90)	(2.13)	(1.81)	(1.16)	(0.85)	(1.27)
Net Asset Value, End of period	$23.97	$23.84	$23.78	$23.45	$25.06	$24.26
Net Asset Value Total Return[2]	4.40%	9.62%	9.46%	(1.93)%	6.94%	2.11%
Net assets, end of period (000’s omitted)	$313,434	$170,445	$77,286	$73,852	$38,839	$7,277

RATIOS/SUPPLEMENTAL DATA:
Ratios to Average Net Assets:
Expenses, net of expense waivers	0.57%[3,4]	0.57%[4]	0.62% [5]	0.57%	0.57%	0.57%
Expenses, prior to expense waivers	0.58%[3,4]	0.58%[4]	0.63% [5]	0.57%	0.57%	0.57%
Net investment income	7.81%[3]	9.31%	8.12%	4.58%	3.20%	4.93%
Portfolio turnover rate[6]	143%[7]	286%	364%	592%	851%	546%

1Based on average shares outstanding.

2Net Asset Value Total Return is calculated assuming an initial investment made at the net asset value on the first day of the period, reinvestment of dividends and distributions at net asset value during the period, and redemptions at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized.

3Annualized.

4The ratios of expenses to average net assets include interest expense fees of 0.01%.

5The ratios of expenses to average net assets include interest expense fees of 0.05%.

6Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

7Not annualized.

Financial Highlights (FORM N-CSR ITEM 7) (continued)

The accompanying notes are an integral part of these financial statements.

	Virtus Stone Harbor Emerging Markets High Yield Bond ETF
	For the Six Months Ended January 31, 2025 (unaudited)	For the Year Ended July 31, 2024	For the Period December 12, 2022[1] Through July 31, 2023

Per Share Data for a Share Outstanding throughout each period presented:
Net asset value, beginning of period	$26.83	$25.21	$25.00
Investment operations:
Net investment income[2]	1.13	2.19	1.60
Net realized and unrealized gain	0.67	1.49	0.13
Total from investment operations	1.80	3.68	1.73

Less Distributions from:
Net investment income	(1.70)	(2.06)	(1.52)
Total distributions	(1.70)	(2.06)	(1.52)
Net Asset Value, End of period	$26.93	$26.83	$25.21
Net Asset Value Total Return[3]	6.75%	15.38%	7.22%
Net assets, end of period (000’s omitted)	$12,118	$9,391	$3,781

RATIOS/SUPPLEMENTAL DATA:
Ratios to Average Net Assets:
Expenses	0.55%[4]	0.55%	0.58%[4,5]
Net investment income	8.26%[4]	8.48%	10.24%[4]
Portfolio turnover rate[6]	48%[7]	126%	57%[7]

1Commencement of operations.

2Based on average shares outstanding.

3Net Asset Value Total Return is calculated assuming an initial investment made at the net asset value on the first day of the period, reinvestment of dividends and distributions at net asset value during the period, and redemptions at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized.

4Annualized.

5The ratios of expenses to average net assets includes tax expense fees of 0.03%.

6Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

7Not annualized.

Financial Highlights (FORM N-CSR ITEM 7) (continued)

The accompanying notes are an integral part of these financial statements.

	Virtus Terranova U.S. Quality Momentum ETF
	For the Six Months Ended January 31, 2025 (unaudited)	For the Year Ended July 31, 2024	For the Year Ended July 31, 2023	For the Year Ended July 31, 2022	For the Period November 17, 2020[1] Through July 31, 2021

Per Share Data for a Share Outstanding throughout each period presented:
Net asset value, beginning of period	$34.70	$29.64	$27.35	$30.28	$24.92
Investment operations:
Net investment income[2]	0.17	0.26	0.36	0.26	0.12
Net realized and unrealized gain (loss)	5.26	5.21	2.26	(3.05)	5.26
Total from investment operations	5.43	5.47	2.62	(2.79)	5.38

Less Distributions from:
Net investment income	(0.27)	(0.41)	(0.33)	(0.14)	(0.02)
Total distributions	(0.27)	(0.41)	(0.33)	(0.14)	(0.02)
Net Asset Value, End of period	$39.86	$34.70	$29.64	$27.35	$30.28
Net Asset Value Total Return[3]	15.68%	18.66%	9.72%	(9.27)%	21.58%
Net assets, end of period (000’s omitted)	$165,429	$111,042	$100,763	$87,516	$84,775

RATIOS/SUPPLEMENTAL DATA:
Ratios to Average Net Assets:
Expenses	0.29%[4]	0.29%	0.29%	0.29%	0.29%[4]
Net investment income	0.91%[4]	0.84%	1.31%	0.88%	0.62%[4]
Portfolio turnover rate[5]	57%[6]	99%	121%	117%	89%[6]

1Commencement of operations.

2Based on average shares outstanding.

3Net Asset Value Total Return is calculated assuming an initial investment made at the net asset value on the first day of the period, reinvestment of dividends and distributions at net asset value during the period, and redemptions at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized.

4Annualized.

5Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

6Not annualized.

Notes to Financial Statements

January 31, 2025 (unaudited)

1.ORGANIZATION

Virtus ETF Trust II (the “Trust”) was organized as a Delaware statutory trust on July 14, 2015 and is registered with the U.S. Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

As of January 31, 2025, ten funds of the Trust are offered for sale. Virtus AlphaSimplex Managed Futures ETF, Virtus Duff & Phelps Clean Energy ETF, Virtus KAR Mid-Cap ETF, Virtus Newfleet ABS/MBS ETF, Virtus Newfleet Short Duration Core Plus Bond ETF, Virtus Newfleet Short Duration High Yield Bond ETF, Virtus Seix AAA Private Credit CLO ETF, Virtus Seix Senior Loan ETF, Virtus Stone Harbor Emerging Markets High Yield Bond ETF and Virtus Terranova U.S. Quality Momentum ETF (each a “Fund” and, collectively, the “Funds”), each a separate investment portfolio of the Trust, are presented in this semi-annual report. The offering of each Fund’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”).

Funds	Investment objective(s)
Virtus AlphaSimplex Managed Futures ETF	Seeks to generate positive absolute returns over time.
Virtus Duff & Phelps Clean Energy ETF	Seeks capital appreciation.
Virtus KAR Mid-Cap ETF	Seeks long-term capital appreciation.
Virtus Newfleet ABS/MBS ETF	Seeks income.
Virtus Newfleet Short Duration Core Plus Bond ETF	Seeks to provide a high level of total return, including current income, while limiting fluctuations in net asset value.
Virtus Newfleet Short Duration High Yield Bond ETF	Seeks to provide a high level of current income and, secondarily, capital appreciation.
Virtus Seix AAA Private Credit CLO ETF	Seeks current income and capital preservation.
Virtus Seix Senior Loan ETF	Seeks to provide a high level of current income.
Virtus Stone Harbor Emerging Markets High Yield Bond ETF	Seeks current income and, secondarily, capital appreciation.
Virtus Terranova U.S. Quality Momentum ETF	Seeks investment results that correspond, before fees and expenses, to the price and yield performance of the Terranova U.S. Quality Momentum Index.

The Virtus KAR Mid-Cap ETF commenced operations on October 16, 2024.

The Virtus Seix AAA Private Credit CLO ETF commenced operations on December 2, 2024.

There is no guarantee that a Fund will achieve its objective(s).

Virtus Duff & Phelps Clean Energy ETF, Virtus KAR Mid-Cap ETF, Virtus Seix AAA Private Credit CLO ETF, Virtus Seix Senior Loan ETF and Virtus Stone Harbor Emerging Markets High Yield Bond ETF each are “non-diversified” Funds, as defined under the 1940 Act.

2.BASIS of CONSOLIDATION

The Virtus AlphaSimplex Managed Futures ETF invests in commodity-related instruments through VATS Offshore Fund, Ltd., a wholly-owned subsidiary of Virtus AlphaSimplex Managed Futures ETF, organized under the laws of the Cayman Islands (the “Subsidiary”). A subscription agreement was entered into between the Fund and Subsidiary with the intent that the Fund will remain the sole shareholder and primary beneficiary of the Subsidiary. All intercompany accounts and transactions have been eliminated in consolidation. The Fund may invest up to 25% of its total assets in the Subsidiary. The Subsidiary is governed by a separate Board of Directors that is independent of the Fund’s Board. As of January 31, 2025, the value of the Fund’s investment in the Subsidiary was as follows:

Fund	Investment in Subsidiary	Percentage of Total Assets
Virtus AlphaSimplex Managed Futures ETF	$903,086	6.2%

3.SIGNIFICANT ACCOUNTING POLICIES

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. Each Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.

Notes to Financial Statements (continued)

January 31, 2025 (unaudited)

(a)Use of Estimates

Management makes certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(b)Indemnification

In the normal course of business, the Funds may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

(c)Security Valuation

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded. Securities regularly traded in an over-the-counter market are valued at the latest quoted sale price in such market or in the case of the New York Stock Exchange (“NYSE”), at the NYSE Official Closing Price. Such valuations are typically categorized as Level 1 in the fair value hierarchy. The Board of Trustees of the Trust (the “Board”) has designated Virtus Investment Advisers, LLC (“VIA”) with respect to each Fund (other than the Virtus AlphaSimplex Managed Futures ETF) and Virtus Alternative Investment Advisers, LLC (“VAIA”) with respect to the Virtus AlphaSimplex Managed Futures ETF (VIA and VAIA, each an “Adviser”) to serve as its valuation designee, pursuant to Rule 2a-5 under the 1940 Act, to perform the fair value determinations relating to any or the Funds’ investments. References to the “Adviser” shall mean VIA or VAIA, as the case may be, with respect to the applicable Fund. Accordingly, if market quotations are not readily available, or if it is determined that a quotation of a security does not represent fair value, then the security is valued by the Adviser at fair value as determined in good faith using procedures approved by the Board. Such valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer-supplied prices. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. Such valuations are typically categorized as Level 2 in the fair value hierarchy. Debt securities that are not widely traded, are illiquid, or are internally fair valued using procedures adopted by the Board are generally categorized as Level 3 in the hierarchy.

Listed derivatives, such as futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. These instruments are generally categorized as Level 2 in the hierarchy.

Investments in other open-end investment companies are valued based on their net asset value each business day and are typically categorized as Level 1 in the fair value hierarchy.

(d)Fair Value Measurement

Accounting Standards Codification, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurement. Under ASC 820, various inputs are used in determining the value of the Funds’ investments. The Adviser, on behalf of the Fund, utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. These inputs are summarized in the following hierarchy:

•Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Notes to Financial Statements (continued)

January 31, 2025 (unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The hierarchy classification of inputs used to value each Fund’s investments at January 31, 2025, is disclosed at the end of each Fund’s Schedule of Investments or Consolidated Schedule of Investments.

(e)Security Transactions and Investment Income

Security transactions are accounted for on the trade date. Realized gains and losses on sales of investment securities are calculated using specific identification. Dividend income is recognized on the ex-dividend date. Expenses and interest income are recognized on the accrual basis. Amortization of premium and accretion of discount on debt securities are included in interest income. Each Fund amortizes premiums and accretes discounts using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method.

(f)Expenses

Each Fund pays all of its expenses not assumed by its Sub-Adviser, if any, as defined in Note 3, or the Adviser. General Trust expenses that are allocated among and charged to the assets of the Funds are done so on a basis that the Board deems fair and equitable, which may be on a basis of relative net assets of each Fund or the nature of the services performed and relative applicability to each Fund.

(g)Distributions to Shareholders

Distributions are recorded by the Funds on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations that may differ from GAAP in the United States of America.

(h)When-issued Purchases and Forward Commitments (Delayed Delivery)

The Funds may engage in when-issued or forward commitment transactions. Securities purchased on a when-issued or forward commitment basis are also known as delayed delivery transactions. Delayed delivery transactions involve a commitment by a Fund to purchase or sell a security at a future date, ordinarily up to 90 days later. When-issued or forward commitments enable a Fund to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. The Funds record when-issued and delayed delivery securities on the trade date. The Funds maintain collateral for the securities purchased. Securities purchased on a when-issued or delayed delivery basis begin earning interest on the settlement date.

(i)Loan Agreements

The Funds may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. Loan agreements are generally non-investment grade and often involve borrowers that are highly leveraged. The Funds may invest in obligations of borrowers who are in bankruptcy proceedings. Loan agreements are typically senior in the corporate capital structure of the borrower. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The lender administers the terms of the loan, as specified in the loan agreement. A Fund’s investment in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When investing in loan participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan participation and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan.

A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. Loan agreements may involve foreign borrowers, and investments may be denominated in foreign currencies. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.

The loan agreements have floating rate loan interests which generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally SOFR (Secured Overnight Financing Rate), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. When a loan agreement is purchased, a Fund may pay an assignment fee. On an ongoing basis, a Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by a borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.

4. Derivative Financial Instruments and Transactions

Disclosures about derivative instruments and hedging activities are intended to enable investors to understand how and why the Virtus AlphaSimplex Managed Futures ETF uses derivatives, how derivatives are accounted for, and how derivative instruments affect the Fund’s results of operations and financial position. Summarized below are such disclosures and accounting policies for each specific type of derivative instrument used by the Fund.

Notes to Financial Statements (continued)

January 31, 2025 (unaudited)

Futures Contracts

A futures contract is an agreement between two parties to purchase (long) or sell (short) a security at a set price for delivery on a future date. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or securities equal to the “initial margin” requirements of the futures exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund for financial statement purposes on a daily basis as unrealized appreciation or depreciation. When the contract expires or is closed, gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed is realized. This is presented in the Consolidated Statement of Operations as “Net realized gain (loss) on futures.” During the period ended January 31, 2025, the Fund utilized futures to optimize performance by gaining exposure to broad markets or to hedge the risk of securities within the portfolio. The potential risks of doing so are that 1) the use of futures may result in larger losses or smaller gains than the use of more traditional investments, 2) the prices of futures and the price movements of the securities that the future is intended to simulate may not correlate well, 3) the Fund’s success in using futures will be dependent upon the sub adviser’s ability to correctly predict such price movements, 4) liquidity of futures can be adversely affected by market factors, and the prices of such securities may move in unexpected ways, and5) if the Fund cannot close out a futures position, it may be compelled to continue to make daily cash payments to the broker to meet margin requirements, thus increasing transaction costs. Futures contracts outstanding at period end are listed after the Fund’s Consolidated Schedule of Investments. Cash deposited as margin is recorded on the Consolidated Statement of Assets and Liabilities as “Cash pledged as collateral for futures contracts, if any.

The following is a summary of derivative instruments categorized by primary risk exposure, and location as presented in the Consolidated Statement of Assets and Liabilities at January 31, 2025:

Virtus AlphaSimplex Managed Futures ETF

Statement Line Description:	Commodity	Equity	Foreign Exchange Contracts	Interest Rate	Total
Asset Derivatives:
Unrealized appreciation on futures contracts*	$ 21,832	$ 81,937	$ 144,036	$ 32,036	$ 279,841
Total Asset Derivatives	$ 21,832	$ 81,937	$ 144,036	$ 32,036	$ 279,841

Statement Line Description:	Commodity	Equity	Foreign Exchange Contracts	Interest Rate	Total
Liability Derivatives:
Unrealized depreciation on futures contracts*	$24,444	$6,203	$—	$27,140	$ 57,787
Total Liability Derivatives	$24,444	$6,203	$—	$27,140	$57,787

*Represents cumulative appreciation (depreciation) on futures contracts as reported in the Consolidated Schedule of Investments. Only current day’s variation margin is shown in the Consolidated Statement of Assets and Liabilities for exchange-traded futures contracts.

The following is a summary of derivative instruments categorized by primary risk exposure, and location as presented in the Consolidated Statement of Operations for the period ended January 31, 2025.

Statement Line Description:	Commodity	Equity	Foreign Exchange Contracts	Interest Rate	Total
Net realized gain (loss) on:
Futures	$(67,717)	$(166,643)	$(14,549)	$(289,816)	$(538,725)
Total net realized gain (loss)	$(67,717)	$(166,643)	$(14,549)	$(289,816)	$(538,725)

Statement Line Description:	Commodity	Equity	Foreign Exchange Contracts	Interest Rate	Total
Net change in unrealized appreciation (depreciation) on:
Futures	$(58,298)	$60,670	$226,824	$14,084	$243,280
Total net change in unrealized appreciation (depreciation) on:	$(58,298)	$60,670	$226,824	$14,084	$243,280

Notes to Financial Statements (continued)

January 31, 2025 (unaudited)

The table below shows the quarterly average volume of the derivatives held for the period ended January 31, 2025.

Virtus AlphaSimplex Managed Futures ETF
Futures Contracts - Long Positions(1)	$(106,339)
Futures Contracts - Short Positions(1)	46,729

(1)Average unrealized for the period.

5.INVESTMENT MANAGEMENT, RELATED PARTIES AND OTHER AGREEMENTS

Investment Advisory Agreement

Effective January 1, 2025, VIA replaced Virtus ETF Advisers LLC (“VEA”) as the investment adviser to each Fund (other than the Virtus AlphaSimplex Managed Futures ETF) and VAIA replaced VEA as the investment adviser to the Virtus AlphaSimplex Managed Futures ETF. References to the “Adviser” shall mean VIA or VAIA, as the case may be, with respect to the applicable Fund.

The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement (collectively, the “Advisory Agreement”) with the Adviser, an indirect wholly owned subsidiary of Virtus Investment Partners, Inc. (Ticker: VRTS) (together with its affiliates, “Virtus”). Pursuant to the Advisory Agreement, the Adviser has overall supervisory responsibility for the general management and investment of the Funds’ securities portfolios. The Adviser has agreed to pay all of the ordinary operating expenses of each Fund, except for the following expenses, each of which is paid by the applicable Fund: the Adviser’s fee; payments under any 12b-1 plan; taxes and other governmental fees; brokerage fees, commissions and other transaction expenses; interest and other costs of borrowing; litigation or arbitration expenses; acquired fund fees and expenses; and extraordinary or other non-routine expenses of the Fund. The Adviser is entitled to receive a fee from each Fund based on each Fund’s average daily net assets, computed and accrued daily and payable monthly, at an annual rate as follows:

Funds	Rate
Virtus AlphaSimplex Managed Futures ETF	0.80%
Virtus Duff & Phelps Clean Energy ETF	0.66	%(1)
Virtus KAR Mid-Cap ETF	0.80%
Virtus Newfleet ABS/MBS ETF	0.49	%(2)
Virtus Newfleet Short Duration Core Plus Bond ETF	0.40	%(3)
Virtus Newfleet Short Duration High Yield Bond ETF	0.39%
Virtus Seix AAA Private Credit CLO ETF	0.29%
Virtus Seix Senior Loan ETF	0.57	%(4)
Virtus Stone Harbor Emerging Markets High Yield Bond ETF	0.55%
Virtus Terranova U.S. Quality Momentum ETF	0.29%

1The Adviser has contractually agreed to waive a portion of the Fund’s management fee equal to 0.07% of the Fund’s average daily net assets through at least November 28, 2025, which will have the effect of reducing the Fund’s expenses (the “Fee Waiver Agreement”). While the Adviser or the Fund may discontinue the Fee Waiver Agreement after the contractual period, it may only be terminated during its term by either party upon written notice; provided that such termination shall require the approval of the Fund’s Board of Trustees.

2The Adviser has contractually agreed to waive a portion of the Fund’s management fee equal to 0.10% of the Fund’s average daily net assets through at least November 28, 2025, which will have the effect of reducing the Fund’s expenses (the “Fee Waiver Agreement”). While the Adviser or the Fund may discontinue the Fee Waiver Agreement after the contractual period, it may only be terminated during its term by either party upon written notice; provided that such termination shall require the approval of the Fund’s Board of Trustees.

3The Adviser has contractually agreed to waive a portion of the Fund’s management fee equal to 0.05% of the Fund’s average daily net assets through at least November 30, 2025, which will have the effect of reducing the Fund’s expenses (the “Fee Waiver Agreement”). While the Adviser or the Fund may discontinue the Fee Waiver Agreement after the contractual period, it may only be terminated during its term by either party upon written notice; provided that such termination shall require the approval of the Fund’s Board of Trustees.

4The Adviser has contractually agreed to waive a portion of the Fund’s management fee equal to 0.01% of the Fund’s average daily net assets through at least November 28, 2025, which will have the effect of reducing the Fund’s expenses (the “Fee Waiver Agreement”). While the Adviser or the Fund may discontinue the Fee Waiver Agreement after the contractual period, it may only be terminated during its term by either party upon written notice; provided that such termination shall require the approval of the Fund’s Board of Trustees.

The Advisory Agreement may be terminated by the Trust on behalf of each Fund with the approval of each Fund’s Board or by a vote of the majority of the Funds’ shareholders. The Advisory Agreement may also be terminated by the Adviser by not more than 60 days’ nor less than 30 days’ written notice. Each Sub-Adviser provides investment advice and management services to its respective Fund.

Notes to Financial Statements (continued)

January 31, 2025 (unaudited)

Pursuant to an investment sub-advisory agreement among the Trust, the respective Sub-Adviser and the Adviser, the Adviser pays each Fund’s Sub-Adviser a sub-advisory fee calculated as shown below.

Funds	Sub-Advisers	Sub-Advisory Fees
Virtus AlphaSimplex Managed Futures ETF	AlphaSimplex Group, LLC(1)	50% of the net advisory fee(2)
Virtus Duff & Phelps Clean Energy ETF	Duff & Phelps Investment Management Co.(1)	50% of the net advisory fee(2)
Virtus KAR Mid-Cap ETF	Kayne Anderson Rudnick Investment Management, LL	50% of the net advisory fee(2)
Virtus Newfleet ABS/MBS ETF	Virtus Fixed Income Advisers, LLC, operating through its division Newfleet Asset Management(1)	50% of the net advisory fee(2)
Virtus Newfleet Short Duration Core Plus Bond ETF	Virtus Fixed Income Advisers, LLC, operating through its division Newfleet Asset Management(1)	50% of the net advisory fee(2)
Virtus Newfleet Short Duration High Yield Bond ETF	Virtus Fixed Income Advisers, LLC, operating through its division Newfleet Asset Management(1)	50% of the net advisory fee(3)
Virtus Seix AAA Private Credit CLO ETF	Virtus Fixed Income Advisers, LLC, operating through its division Seix Investment Advisors(1)	50% of the net advisory fee(2)
Virtus Seix Senior Loan ETF	Virtus Fixed Income Advisers, LLC, operating through its division Seix Investment Advisors(1)	50% of the net advisory fee(2)
Virtus Stone Harbor Emerging Markets High Yield Bond ETF	Virtus Fixed Income Advisers, LLC, operating through its division Stone Harbor Investment Partners(1)	50% of the net advisory fee(2)

(1)An indirect wholly-owned subsidiary of Virtus.

(2)Net advisory fee: The advisory fee paid by the Fund to the Adviser for investment advisory services under the Adviser’s investment advisory agreement with the Fund, after deducting the payment of all of the ordinary operating expenses of the Fund under the Adviser’s unified fee arrangement. In the event that the Adviser waives all or a portion of its fee pursuant to an applicable waiver agreement, then the Sub-Adviser will waive its fee in the same proportion as the Adviser.

(3)Net advisory fee: The advisory fee paid by the Fund to the Adviser for investment advisory services under the Adviser’s investment advisory agreement with the Fund, after accounting for any applicable fee waiver and/or expense limitation agreement, which will not include reimbursement of the Adviser for any expenses or recapture of prior waivers. In the event the Adviser waives its entire fee and also assumes expenses of the Fund pursuant to an applicable expense limitation agreement, the Sub- Adviser will similarly waive its entire fee and will share in the expense assumption by promptly paying to the Adviser (or its designee) 50% of the assumed amount. If during the term of the Sub-Advisory Agreement the Adviser later recaptures some or all of fees waived or expenses reimbursed by the Adviser and the Sub-Adviser together, then the Adviser will pay to the Sub-Adviser 50% of the amount recaptured.

Principal Underwriter

Pursuant to the terms of a Distribution Agreement with the Trust, VP Distributors, LLC (the “Distributor”) serves as the Funds’ principal underwriter. The Distributor receives compensation from the Adviser for the statutory underwriting services it provides to the Funds. The Distributor will not distribute shares in less than Creation Units (as hereinafter defined), and does not maintain a secondary market in shares. The shares are traded in the secondary market. The Distributor is an indirect wholly-owned subsidiary of Virtus.

Distribution and Service (12b-1 Plan)

The Board of Trustees has adopted a distribution and service plan under which each of Virtus AlphaSimplex Managed Futures ETF, Virtus Duff & Phelps Clean Energy ETF, Virtus KAR Mid-Cap ETF, Virtus Newfleet ABS/MBS ETF, Virtus Newfleet Short Duration Core Plus Bond ETF, Virtus Seix AAA Private Credit CLO ETF ,Virtus Seix Senior Loan ETF, Virtus Stone Harbor Emerging Markets High Yield Bond ETF and Virtus Terranova U.S. Quality Momentum ETF is authorized to pay an amount up to 0.25% of its average daily net assets each year to finance activities primarily intended to result in the sale of Creation Units of the Funds or the provision of investor services. No 12b-1 fees are currently paid by the Funds and there are no current plans to impose these fees.

Operational Administrator

Virtus ETF Solutions LLC (the “Administrator”) serves as the Funds’ operational administrator. The Administrator supervises the overall administration of the Trust and the Funds including, among other responsibilities, the coordination and day-to-day oversight of the Funds’ operations, the service providers’ communications with the Funds and each other and assistance with Trust, Board and contractual matters related to the Funds and other series of the Trust. The Administrator also provides persons satisfactory to the Board to serve as officers of the Trust. The Administrator is an indirect wholly-owned subsidiary of Virtus.

Notes to Financial Statements (continued)

January 31, 2025 (unaudited)

Accounting Services Administrator, Custodian and Transfer Agent

The Bank of New York Mellon (“BNY Mellon”) provides administrative, accounting, tax and financial reporting for the maintenance and operations of the Trust as the Funds’ accounting services administrator. BNY Mellon also serves as the custodian for the Funds’ assets, and serves as transfer agent and dividend paying agent for the Funds.

Affiliated Shareholders

At January 31, 2025, Virtus Partners, Inc. held shares of the following funds which may be sold at any time that aggregated to the following:

Funds	Shares	% of shares outstanding
Virtus AlphaSimplex Managed Futures ETF	200,000	33.3%
Virtus Duff & Phelps Clean Energy ETF	65,500	20.2%
Virtus KAR Mid-Cap	100,000	14.8%
Virtus Newfleet ABS/MBS ETF	200,000	28.6%
Virtus Newfleet Short Duration Core Plus Bond ETF	392,000	92.2%
Virtus Newfleet Short Duration High Yield Bond ETF	125,000	41.1%
Virtus Seix AAA Private Credit CLO ETF	400,000	61.5%
Stone Harbor Emerging Markets High Yield Bond ETF	98,800	22.0%

6.CREATION AND REDEMPTION TRANSACTIONS

The Funds issue and redeem shares on a continuous basis at net asset value in aggregate blocks of shares or multiples thereof called “Creation Units.” The Funds’ Creation Units may be issued and redeemed generally for cash or an in-kind deposit of securities held by the Funds. In each instance of cash creations or redemptions, the Trust may impose transaction fees based on transaction expenses related to the particular exchange that will be higher than the transaction fees associated with in-kind purchases or redemptions. Only “Authorized Participants” who have entered into contractual arrangements with the Distributor may purchase or redeem shares directly from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

Authorized participants pay a fixed transaction fee of $500 to the shareholder servicing agent when purchasing and redeeming Creation Units of the Funds. The transaction fee is used to defray the costs associated with the issuance and redemption of Creation Units.

7.FEDERAL INCOME TAX

Each Fund intends to qualify as a “regulated investment company” under Sub-chapter M of the Internal Revenue Code of 1986 (the “Code”), as amended. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders. Therefore, no federal income or excise tax provision is required. Accounting for Uncertainty in Income Taxes as issued by the Financial Accounting Standards Board provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements, and requires the evaluation of tax positions taken or expected to be taken in the course of preparing a Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Interest and penalties related to income taxes would be recorded as income tax expense. Management of the Funds is required to analyze all open tax years (2022, 2023 and 2024), as defined by IRS statute of limitations, for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of January 31, 2025, the Funds did not have a liability for any unrecognized tax benefits or uncertain tax positions that would require recognition in the financial statements. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Funds recognize interest accrued related to unrecognized tax benefits and penalties as income tax expense. For the period ended January 31, 2025, the Funds had no accrued penalties or interest.

Notes to Financial Statements (continued)

January 31, 2025 (unaudited)

At July 31, 2024, the adjusted cost basis of investments and gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Funds	Federal Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Virtus AlphaSimplex Managed Futures ETF	$ 8,190,291	$ 25,786	$ (55,685)	$ (29,899)
Virtus Duff & Phelps Clean Energy ETF	5,391,579	631,360	(579,474)	51,886
Virtus Newfleet ABS/MBS ETF	9,686,703	109,508	(166,940)	(57,432)
Virtus Newfleet Short Duration Core Plus Bond ETF	10,003,805	190,263	(7,420)	182,843
Virtus Newfleet Short Duration High Yield Bond ETF	3,377,870	91,335	(178,605)	(87,270)
Virtus Seix Senior Loan ETF	171,912,171	1,558,726	(2,936,089)	(1,377,363)
Virtus Stone Harbor Emerging Markets High Yield Bond ETF	8,940,631	373,146	(61,795)	311,351
Virtus Terranova U.S. Quality Momentum ETF	93,732,543	17,022,931	(1,076,820)	15,946,111

Capital losses incurred after October 31 (“Post-October Losses”) and ordinary losses incurred after December 31 (“Late Year Ordinary Losses”) within the taxable year are deemed to arise on the first business day of the Funds’ next taxable year. During the fiscal year ended July 31, 2024, the Funds did not incur and or elect to defer Post-October Losses and Late Year Ordinary Losses.

At July 31, 2024, for Federal income tax purposes, the following Funds had capital loss carryforwards available to offset future capital gains for an unlimited period. To the extent that these loss carryforwards are utilized, capital gains so offset will not be distributed to shareholders:

Funds	Short-Term No Expiration	Long-Term No Expiration	Total
Virtus AlphaSimplex Managed Futures ETF	$ 46,848	$ 70,762	$ 117,610
Virtus Duff & Phelps Clean Energy ETF	486,465	802,977	1,289,442
Virtus Newfleet ABS/MBS ETF	101,775	600,755	702,530
Virtus Newfleet Short Duration Core Plus Bond ETF	—	—	—
Virtus Newfleet Short Duration High Yield Bond ETF	580,187	2,704,988	3,285,175
Virtus Seix Senior Loan ETF	1,105,553	2,113,707	3,219,260
Virtus Stone Harbor Emerging Markets High Yield Bond ETF	—	—	—
Virtus Terranova U.S. Quality Momentum ETF	29,524,995	3,850,644	33,375,639

8.INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short-term investments), subscriptions in-kind and redemptions in-kind for the period ended January 31, 2025 were as follows:

Funds	Purchases	Sales	Subscriptions In-Kind	Redemptions In-Kind
Virtus AlphaSimplex Managed Futures ETF	$—	$—	$—	$—
Virtus Duff & Phelps Clean Energy ETF	2,552,394	2,456,990	756,422	414,513
Virtus KAR Mid-Cap ETF	145,300	205,096	16,554,661	—
Virtus Newfleet ABS/MBS ETF	10,263,853	2,510,690	—	—
Virtus Newfleet Short Duration Core Plus Bond ETF	2,258,774	1,672,612	—	—
Virtus Newfleet Short Duration High Yield Bond ETF	4,382,730	1,777,483		—
Virtus Seix AAA Private Credit CLO ETF	20,537,890	4,059,479	—	—
Virtus Seix Senior Loan ETF	472,371,143	333,478,115	—	—
Virtus Stone Harbor Emerging Markets High Yield Bond ETF	6,232,247	5,008,485	1,237,490	—
Virtus Terranova U.S. Quality Momentum ETF	76,243,348	75,631,494	103,186,688	66,074,586

Notes to Financial Statements (continued)

January 31, 2025 (unaudited)

Purchases and sales of investments in long-term U.S. Government Securities for the period ended January 31, 2025 were as follows:

Fund	Purchases	Sales
Virtus Newfleet Short Duration Core Plus Bond ETF	$440,997	$460,586

9.BORROWINGS

The Virtus Seix Senior Loan ETF has entered into a Lending Agreement (the “Agreement”) with a commercial bank (the “Bank”) that allows the Fund to borrow cash from the Bank. Borrowings under the Agreement is collateralized by investments of the Fund. If the Fund defaults with respect to any of its obligations under the Agreement, the Bank may foreclose on assets of the Fund and/or the Fund may be required to repay immediately, in part or in full, the loan balance outstanding under the Agreement, necessitating the sale of securities at potentially inopportune times. Interest is charged at the Secured Overnight Financing Rate (“SOFR”) plus an additional percentage rate on the amount borrowed. The Agreement has an on-demand commitment term. For the period ended January 31, 2025, the Fund did not have outstanding borrowings.

10.INVESTMENT RISKS

As with any investment, an investment in a Fund could result in a loss or the performance of a Fund could be inferior to that of other investments. An investor should consider a Fund’s investment objectives, risks, and charges and expenses carefully before investing. Each Fund’s prospectus and statement of additional information contain this and other important information. Local, regional or global events such as war or military conflict, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on a Fund and its investments, including hampering the ability of each Fund’s portfolio manager(s) to invest each Fund’s assets as intended.

Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation.

Since these markets are often small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. They may also have policies that restrict investment by foreigners, or that prevent foreign investors from withdrawing their money at will.

Certain emerging markets may also face other significant internal or external risks, including the risk of war and civil unrest. Each of these factors can affect the value and liquidity of the assets of a Fund. Failure to generate adequate earnings from foreign trade would make it difficult for an emerging market country to service foreign debt. Disruptions resulting from social and political factors may cause the securities markets of emerging market countries to close. If this were to occur, the liquidity and value of a Fund’s assets invested in corporate debt obligations of emerging market companies would decline.

The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance.

Sanctions threatened or imposed may result in a decline in the value and liquidity of a Fund’s assets. The securities of the Fund may be deemed to have a zero value. A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect a Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with the Funds’ investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Notes to Financial Statements (continued)

January 31, 2025 (unaudited)

For all these reasons, investments in emerging markets may be considered speculative. To the extent that a Fund invests a significant portion of its assets in a particular emerging market, the Fund will be more vulnerable to financial, economic, political and other developments in that country, and conditions that negatively impact that country will have a greater impact on the Fund as compared with a fund that does not have its holdings concentrated in a particular country.

11.CREDIT RISK

Junk Bonds or High Yield Securities: High yield securities are generally subject to greater levels of credit quality risk than investment grade securities. The retail secondary market for these “junk bonds” may be less liquid than that of higher-rated fixed income securities, and adverse conditions could make it difficult at times to sell these securities or could result in lower prices than higher-rated fixed income securities. These risks can reduce the value of a Fund’s shares and the income it earns.

In July 2017, the head of the United Kingdom Financial Conduct Authority (“FCA”) announced the intention to phase out the use of LIBOR by the end of 2021. However, after subsequent announcements by the FCA, the LIBOR administrator and other regulators, certain of the most widely used LIBORs continued until approximately June 30, 2023. The ICE Benchmark Administration Limited, which is regulated and authorized by FCA, and the administrator of LIBOR, ceased publishing certain LIBOR settings on December 31, 2021. On April 3, 2023, the FCA announced its decision to require LIBOR’s administrator to continue to publish the 1-month, 3-month, and 6-month U.S. dollar settings under an unrepresentative synthetic methodology until September 30, 2024. On March 15, 2022, the Adjustable Interest Act (LIBOR) Act (the “LIBOR Act”) was enacted into law which directs the Federal Reserve Board, as a fallback mechanism, to identify benchmark rates based on SOFR that will replace LIBOR in certain financial contracts after June 30, 2023. On December 16, 2022, the Federal Reserve adopted regulations implementing the LIBOR Act. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The expected discontinuation of LIBOR could have a significant impact on the financial markets and may present a material risk for certain market participants, including the Funds. Abandonment of or modifications to LIBOR could lead to significant short- and long-term uncertainty and market instability. The risks associated with this discontinuation and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. It remains uncertain the effects such changes will have on the Funds, issuers of instruments in which the Funds invest, and the financial markets generally.

12. 10% SHAREHOLDERS

As of January 31, 2025, the Funds had individual shareholder account(s) and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of the Funds as detailed below:

Funds	% of Shares Outstanding	Number of Account
Virtus AlphaSimplex Managed Futures ETF	81%	3	*
Virtus Duff & Phelps Clean Energy ETF	77	1
Virtus KAR Mid-Cap ETF	98	3
Virtus Newfleet ABS/MBS ETF	88	2	*
Virtus Newfleet Short Duration Core Plus Bond ETF	92	1	*
Virtus Newfleet Short Duration High Yield Bond ETF	66	2
Virtus Seix AAA Private Credit CLO ETF	84	2
Virtus Seix Senior Loan ETF	80	3
Virtus Stone Harbor Emerging Markets High Yield Bond ETF	83	3
Virtus Terranova U.S. Quality Momentum ETF	73	4

*Includes affiliated shareholder accounts

13.SEGMENT REPORTING

Accounting Standards Codification (“ASC”) 280, Segment Reporting, established disclosure requirements relating to operating segments in financial statements. The Funds have adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), which is intended to enhance reportable operating segment disclosure requirements. Operating segments are defined as components of a reporting entity about which separate financial information, including disclosures about income and expenses, is available that is regularly evaluated by the chief operating decision maker (“CODM”) in deciding how to allocate resources and assess its performance. The Trust is organized as a series of Funds, each of which is structured as an investment company and represents a single operating segment. Subject to the oversight and, when applicable, approval of the

Notes to Financial Statements (continued)

January 31, 2025 (unaudited)

Trust’s Board of Trustees, each Fund’s Adviser acts as the respective Fund’s CODM. The CODM monitors the Fund’s operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on its defined investment objective. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements. Adoption of the new standard impacted the Funds’ financial statement note disclosures only and did not affect any Fund’s financial position or the results of its operations.

14.SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available for issuance, and has determined that there are subsequent events requiring recognition or disclosure in these financial statements.

Effective January 1, 2025, Virtus Investment Advisers, LLC (“VIA”) has replaced Virtus ETF Advisers LLC (“VEA”) as the investment adviser to each Fund (other than the Virtus AlphaSimplex Managed Futures ETF) . As a result, also effective January 1, 2025, VEA’s rights and obligations under the investment advisory and subadvisory agreements for the Trust have been transferred to, and assumed by, VIA. Both VIA and VEA are wholly owned indirect subsidiaries of Virtus Investment Partners, Inc. No changes have been made to (i) the investment advisory fee rates payable by a Fund or (ii) a Fund’s subadviser or the portfolio managers managing the Fund.

Effective January 1, 2025, Virtus Alternative Investment Advisers, LLC (“VAIA”) has replaced Virtus ETF Advisers LLC (“VEA”) as the investment adviser to the Virtus AlphaSimplex Managed Futures ETF (the “Fund”). As a result, also effective January 1, 2025, VEA’s rights and obligations under the investment advisory and subadvisory agreements for the Trust have been transferred to, and assumed by, VAIA. Both VAIA and VEA are wholly owned indirect subsidiaries of Virtus Investment Partners, Inc. No changes have been made to (i) the investment advisory fee rates payable by the Fund or (ii) the Fund’s subadviser or the portfolio managers managing the Fund.

None.

FORM N-CSR ITEM 9 - Proxy Disclosure

None.

FORM N-CSR ITEM 10 - Remuneration Paid to Trustees

(1) No remuneration was paid by the company during the period covered by the report to any Trustees on the company’s Board of Trustees for regular compensation.

(2) No remuneration was paid by the company during the period covered by the report to any Trustees on the company’s Board of Trustees for special compensation.

(3) No remuneration was paid by the company during the period covered by the report to any Officers of the company.

(4) No remuneration was paid by the company during the period covered by the report to any Officer or Trustee of the company who is an affiliated person.

FORM N-CSR ITEM 11 - Statement Regarding Basis for Approval of Investment Advisory Contract

Board Considerations for
Virtus ETF Trust II

During executive session, the Independent Trustees of Virtus ETF Trust II (the “Trust”) considered the following factors in connection with their approval of the continuance of the advisory and sub-advisory agreements as listed below for the Trust.

November 20, 2024 Annual Consideration of Advisory and Sub-Advisory Agreements for:

Virtus Duff & Phelps Clean Energy ETF (“VCLN”)

Virtus Newfleet ABS/MBS ETF (“VABS”)

Virtus Newfleet Short Duration Core Plus Bond ETF (“SDCP”)

Virtus Newfleet Short Duration High Yield Bond ETF (“VSHY”)

Virtus Seix Senior Loan ETF (“SEIX”)

Virtus Stone Harbor Emerging Markets High Yield Bond ETF (“VEMY”)

Virtus Terranova U.S. Quality Momentum ETF (“JOET”) (no sub-adviser – Advisory Agreement only) (each, a “Fund” and collectively, the “Funds”)

On November 20, 2024, at a meeting (the “Meeting”) at which all of the Trustees were present and could hear and be heard, including all of the Trustees who were not “interested persons” (as that term is defined in the Investment Company Act of 1940) of the Trust (the “Independent Trustees”), the Board of Trustees (the “Board”) of the Trust, including the Independent Trustees voting separately, reviewed and unanimously approved for each of the respective Funds the continuance of an investment advisory agreement between Virtus ETF Advisers LLC (“VEA”) and the Trust (each, an “Advisory Agreement” and collectively, the “Advisory Agreements”), and an investment sub-advisory agreement among each Sub-Adviser,1 the Adviser and the Trust (each, a “Sub-Advisory Agreement” and collectively, the “Sub-Advisory Agreements”). The Advisory Agreements and the Sub-Advisory Agreements are collectively referred to herein as the “Investment Management Agreements.” The Board also authorized the appointment of Virtus Investment Advisers,

1The Sub-Advisers include Duff & Phelps Investment Management Co. and Virtus Fixed Income Advisers, LLC (“VFIA”).

FORM N-CSR ITEM 8 - Changes in and Disagreements with Accountants

LLC (formerly, Virtus Investment Advisers, Inc.) (“VIA”, together with VEA, the “Advisers” and, each, an “Adviser”) as adviser to the Funds replacing VEA, effective January 1, 2025, and the transfer to, and assumption by, VIA of VEA’s rights and obligations pursuant to the Investment Management Agreements, effective January 1, 2025 (the “Transfer and Assumption Agreements”) (together with the Investment Management Agreements, the “Agreements”). The above changes were proposed in connection with a corporate reorganization of the Advisers to streamline and organizationally align the provision of advisory services (the “Reorganization”).

At the Meeting, the Board received and reviewed information provided by the Advisers and the Sub-Advisers in response to requests of the Board and its counsel, including a memorandum from the Advisers that included a description of the Advisers’ business, a copy of the Advisers’ Form ADV, and certain other information about the Advisers to be considered in connection with the Trustees’ review process (the “Adviser Memorandum”), and a memorandum from each Sub-Adviser that included a description of the Sub-Adviser’s business, a copy of the Sub-Adviser’s Form ADV and certain other information about the Sub-Adviser to be considered in connection with the Trustees’ review process (each, a “Sub-Adviser Memorandum”). The Adviser Memorandum and Sub-Adviser Memorandum contained information necessary for the Board to form a judgment as to whether the renewal of each of the Investment Management Agreements and the approval of the Transfer and Assumption Agreements would be in the best interests of each applicable Fund and its respective shareholders. With respect to the consideration of the Transfer and Assumption Agreements, the Board considered management’s discussion of the benefits to shareholders of the Reorganization and management’s assertion that the Reorganization would not result in a change of control of VEA or a change in the proposed management of the Funds, including the personnel that would be providing investment management and other services to the Funds. With respect to the Investment Management Agreements, the Board also considered information furnished throughout the year at regular Board meetings with respect to the services provided by VEA and each Sub-Adviser, including quarterly performance reports prepared by management containing reviews of investment results, compliance reports, and periodic presentations from the Sub-Adviser with respect to the Fund it manages.

Advisory Agreements and the Transfer and Assumption Agreements

In deciding on whether to approve the continuation of the Advisory Agreements, and the Transfer and Assumption Agreements, with the Advisers on behalf of the Fund, the Board considered numerous factors, including:

The nature, extent, and quality of the services provided by the Advisers. The Board considered the responsibilities each Adviser has under the Agreements, and the services provided, or to be provided, by each Adviser to the Funds, including, without limitation, management, oversight, and administrative services, each Adviser’s coordination of services for the Funds by the Trust’s service providers, and its compliance procedures and practices, and its efforts to promote the Funds. The Board noted that many of the Trust’s executive officers are employees of the Advisers and serve, or will serve, the Trust without additional compensation from the Funds. The Board also considered the information in the Adviser Memorandum, including descriptions of each Adviser’s investment advisory services and its related non-advisory business. The Board concluded that the quality, extent, and nature of the services provided, or to be provided, by each Adviser are satisfactory and adequate for the Funds.

Investment performance of the Funds and the Advisers. The Board evaluated the investment management experience of each Adviser, in light of the services it has provided, or will provide, to each Fund. In this regard, the Board received information from the Advisers regarding, among other things, each Adviser’s experience in organizing, managing and overseeing the Funds and other investment vehicles, coordinating their operation and administration, and, with respect to VEA’s portfolio management of JOET, the experience of the portfolio managers (who will continue to serve as portfolio managers to JOET) in carrying out the day-to-day management of the Fund’s portfolio. In particular, the Board received and reviewed information dated as of October 29, 2024, comparing each Fund’s performance to its applicable peer group. In conducting its review, the Board considered the fact that VCLN, VABS, VSHY, SDCP, VEMY and SEIX were sub-advised funds, and thus their performance results were specifically relevant to their respective Sub-Adviser’s portfolio management capabilities. With respect to the portfolio management of JOET, the Board considered that the Fund utilized an index-based strategy, and thus took into account both the Fund’s performance relative to its peer group as well as VEA’s performance in tracking the relevant index (i.e., tracking error).

Specifically, with respect to JOET, the Board noted that the Fund underperformed the average and median performance of its peer group for the one-year period and underperformed the median performance of its peer group for the three-year period. Notwithstanding its underperformance, the Fund outperformed the average performance of its peer group for the three-year period. The Board also considered that the Fund tracked its underlying index with minimal tracking error of less than 300 basis points. After consideration of these factors, the Board determined that each Adviser possessed adequate capabilities and experience for the management of each Fund, and that JOET, the Fund to which the VEA provided (and for which VIA will continue to provide) portfolio management services, had satisfactory performance and tracking error results.

FORM N-CSR ITEM 11 - Statement Regarding Basis for Approval of Investment Advisory Contract (continued)

The costs of the services provided and profits realized by each Adviser from its relationship with the Funds. The Board examined and evaluated the arrangements between each Adviser and the Funds under the Agreements. The Board considered that VCLN, VABS, SEIX, JOET, SDCP, VEMY and VSHY utilize a “unified fee” structure in which a Fund’s ordinary operating expenses (subject to customary exclusions) are paid from the Adviser’s management fee. The Board noted that, under the unified fee arrangement, the Adviser would likely supplement a portion of the cost of operating each Fund for some period of time and considered the benefits that would accrue to the Funds.

The Board also considered potential benefits to each Adviser in managing the Funds, including promotion of the Adviser’s name, and the interests of the Adviser in providing management and oversight services to the Funds. In addition, at the Meeting, the Board compared the management fees and net expense ratios of the Funds to the management fees and net expense ratios of other funds considered by the Advisers to have similar investment objectives and strategies to the Funds and comparable assets under management (“AUM”). Specifically, the Board noted that the management fee for VCLN was above the average and median, but below the maximum, management fees of its peer group, and that the expense ratio was below the average and median expense ratios of its peer group. The Board considered that VCLN was included in a peer group of miscellaneous funds, which included funds that did not necessarily have similar objectives and strategies to VCLN, when evaluating its management fee and expense ratio relative to its peers. The Board further noted that the management fee for VSHY was equal to the average and median management fees of its peer group and the expense ratio was equal to the average and above the median, but below the maximum, expense ratios of its peer group. The Board considered VSHY’s unique investment process relative to its peers in evaluating its overall expense ratio. For SEIX, the Board noted that its management fee was below, and its expense ratio above, the average and median management fees and expense ratios of its peer group. For JOET, the Board noted that its management fee and expense ratio were below the average and median management fees and expense ratios of its peer group. For VABS, VEMY and SDCP, the Board noted that their management fees and expense ratios were above the average and median, but below the maximum management fees and expense ratios of their peer group. The Board also considered that VABS was included in a peer group comprised of U.S. short-term bond funds, due to a lack of peers focusing on mortgage-backed and asset-backed securities, when evaluating its management fee and expense ratio relative to its peers.

Following these comparisons and upon further consideration and discussion of the foregoing, the Board concluded that the fees paid, or to be paid, to the Advisers are appropriate and representative of arm’s-length negotiations.

The extent to which economies of scale would be realized as the Funds grow and whether management fee levels reflect these economies of scale for the benefit of the Funds’ investors. The Board considered the AUM and operational history of each of the Funds, together with the fees paid, or to be paid, to each Adviser. The Board considered that VCLN, VABS, SEIX, VSHY, SDCP, VEMY and JOET are subject to a unified fee. The Board considered that each of VCLN, VABS, SEIX, VSHY, SDCP, VEMY and JOET experienced benefits from the unified fee arrangement and that each Fund would continue to do so even after each Adviser reaches firm-wide profitability. Accordingly, the Board concluded that each Fund’s fee arrangement provides benefits through the unified fee structure, and that, at each Fund’s current and projected asset levels, each Fund’s arrangement with each Adviser is appropriate.

Other benefits derived by each Adviser from its relationship with the Funds. The Board considered material “fall-out” or ancillary benefits that accrue to each Adviser as a result of its relationship with the Funds (other than the advisory fee). The Board noted that affiliates of each Adviser serve as principal underwriter and operational administrator for the Funds, and that the association could result in non-quantifiable reputational benefits for those entities. Based on the foregoing information, the Board concluded that such potential benefits are immaterial to its consideration and approval of the Agreements.

Conclusion. The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. The Board reviewed with counsel to the Independent Trustees the legal standards applicable to its consideration of the Agreements. Based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its reasonable business judgment, that each Agreement was fair and reasonable in light of the services performed or to be performed, expenses incurred or to be incurred and such other matters as the Board considered relevant.

After full consideration of the above factors as well as other factors, the Board, including the Independent Trustees, unanimously approved each Agreement on behalf of the Fund.

Sub-Advisory Agreements and the Transfer and Assumption Agreements

In deciding on whether to approve the continuance of the Sub-Advisory Agreements, and the Transfer and Assumption Agreements, with each Sub-Adviser on behalf of the respective Fund, the Board considered numerous factors, including:

FORM N-CSR ITEM 11 - Statement Regarding Basis for Approval of Investment Advisory Contract (continued)

The nature, extent, and quality of the services provided by the Sub-Advisers. The Board considered the responsibilities the Sub-Advisers have under the Sub-Advisory Agreements and the services provided by the Sub-Advisers including, without limitation, the investment advisory services and each Sub-Adviser’s compliance procedures and practices, and their efforts to promote the Funds. The Board also considered that VFIA, in managing VABS, SDCP and VSHY, operates through its Newfleet Asset Management division (“Newfleet”); in managing SEIX, operates through its Seix Investment Advisors division (“SIA”); and in managing VEMY, operates through its Stone Harbor Investment Partners division (“Stone Harbor”). After reviewing the foregoing information and further information in the materials, including each Sub-Adviser Memorandum (which included descriptions of each Sub-Adviser’s business and each Sub-Adviser’s Form ADV), the Board concluded that the quality, extent, and nature of the services provided by the Sub-Advisers are satisfactory and adequate for the Funds.

Investment performance of the Funds and the Sub-Advisers. The Board evaluated the experience of each Sub-Adviser in carrying out the day-to-day management of the respective Fund’s portfolio. The Board also considered the ability of VFIA to provide day-to-day portfolio management of its Funds’ portfolios through Newfleet, SIA and Stone Harbor. In particular, the Board received and reviewed information from VEA regarding the performance of each Sub-Adviser in implementing the investment objective and strategies for the respective Fund.

Specifically, with respect to VSHY, the Board noted that the Fund underperformed the average and median performance of its peer group for the one-year and five-year periods, but outperformed the average and median performance of its peer group for the three-year period. With respect to SEIX, the Board noted that the Fund underperformed the average and median performance of its peer group for the one-year period, but outperformed the average and median performance of its peer group for the three-year and five-year periods. With respect to VCLN, the Board noted that the Fund outperformed the average and median performance of its peer group for each of the one-year and three-year periods. With respect to VABS, the Board noted that the fund underperformed the average performance of its peer group for the one-year period, but outperformed the median performance of its peer group for the one-year period and the average and median performance of its peer group for the three-year period. With respect to VEMY, the Board noted that the fund outperformed the average and median performance of its peer group for the one-year period. The Board noted that SDCP commenced operations on November 15, 2023, and therefore did not have performance history for a full calendar year. After consideration of these factors, the Board determined that each Sub-Adviser continued to be an appropriate sub-adviser to the respective Fund, and that each Fund had satisfactory performance.

The costs of the services provided and profits realized by the Sub-Advisers from their relationship with the respective Funds. The Board examined and evaluated the arrangements between the respective Sub-Adviser and the Advisers under the Sub-Advisory Agreements. The Board considered the fact that VCLN, VABS, VEMY, VSHY, SDCP and SEIX utilize a “unified fee” structure in which a Fund’s ordinary operating expenses (subject to customary exclusions) are paid from the Adviser’s management fee. The Board considered the extent to which each Sub-Adviser bears a portion of Fund expenses. The Board noted that, under the unified fee arrangement, the Sub-Advisers would likely supplement a portion of the cost of operating the Funds for some period of time and considered the benefits that would accrue to the Funds.

The Board considered the Sub-Advisers’ staffing, personnel, and methods of operating; the Sub-Advisers’ compliance policies and procedures; the financial condition of the Sub-Advisers and the level of commitment to the Funds by the Sub-Advisers; the current and projected asset levels of the Funds; and the overall expenses of the Funds. The Board also considered potential benefits to the Sub-Advisers in sub-advising the respective Fund, including promotion of the Sub-Advisers’ names.

The Board compared the fees and expenses of the Funds (including the sub-advisory fee) to other funds considered by the Advisers to have investment objectives and strategies similar to the Funds and comparable AUM, as noted above. Following these comparisons and upon further consideration and discussion of the foregoing, the Board concluded that the fees paid to the Sub-Advisers (pursuant to the Sub-Advisory Agreements) are appropriate and representative of arm’s-length negotiations.

The extent to which economies of scale would be realized as the Funds grow and whether sub-advisory fee levels reflect these economies of scale for the benefit of the Funds’ investors. The Board considered the AUM and operational history of each of the sub-advised Funds, together with the fees paid to the respective Sub-Adviser. The Board considered that VCLN, VABS, VEMY, VSHY, SDCP and SEIX are subject to a unified fee. The Board considered that each of VCLN, VABS, VEMY, VSHY, SDCP and SEIX have experienced benefits from the unified fee arrangement, particularly where the Sub-Adviser is paying or contributing to Fund expenses in excess of its sub-advisory fee. The Board considered that the applicable Fund would continue to experience such benefits even after such Fund’s assets grow to a level where the Sub-Adviser is no longer required to contribute to the Fund’s expenses in excess of the amount received by the Sub-Adviser under its Sub-Advisory Agreement. Accordingly, the Board concluded that each Fund’s fee arrangement provides benefits through the unified fee structure, and that, at each Fund’s current and projected asset levels, each Fund’s arrangement with its respective Sub-Adviser is appropriate.

FORM N-CSR ITEM 11 - Statement Regarding Basis for Approval of Investment Advisory Contract (continued)

Other benefits derived by the Sub-Advisers from their relationships with the Funds. The Board considered material “fall-out” or ancillary benefits that accrue to the Sub-Advisers as a result of their relationships with their respective Funds (other than the sub-advisory fees). For example, the Board noted that the Sub-Advisers may obtain reputational benefits from the success of one or more Funds or other Virtus ETFs. Based on their review and other considerations, the Board concluded that such potential benefits are immaterial to its consideration and approval of the continuance of the Sub-Advisory Agreements.

Conclusion. The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. The Board reviewed with counsel to the Independent Trustees the legal standards applicable to its consideration of each Sub-Advisory Agreement. Based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its reasonable business judgment, that the sub-advisory arrangements, as outlined in each Sub-Adviser’s Sub-Advisory Agreement, were fair and reasonable in light of the services performed or to be performed, expenses incurred or to be incurred, and such other matters as the Board considered relevant.

After full consideration of the above factors as well as other factors, the Board, including the Independent Trustees, unanimously approved continuation of each of the Sub-Advisory Agreements, and the Transfer and Assumption Agreements, with each Sub-Adviser on behalf of the respective Funds.

FORM N-CSR ITEM 11 - Statement Regarding Basis for Approval of Investment Advisory Contract (continued)

Board Considerations for
Virtus SEIX AAA Private Credit CLO ETF

During executive session, the Independent Trustees of Virtus ETF Trust II (the “Trust”) considered the following factors in connection with their approval of the advisory and sub-advisory agreements.

November 20, 2024 Consideration of Approval of Advisory and Sub-Advisory Agreements for Virtus SEIX AAA Private Credit CLO ETF (the “Fund”)

On November 20, 2024, at a meeting (the “Meeting”) at which all of the Trustees were present and could hear and be heard, including all of the Trustees who were not “interested persons” (as that term is defined in the Investment Company Act of 1940) of the Trust (the “Independent Trustees”), the Board of Trustees (the “Board”) of the Trust, including the Independent Trustees voting separately, reviewed and unanimously approved an investment advisory agreement between Virtus ETF Advisers LLC (“VEA”) and the Trust (the “Advisory Agreement”), and an investment sub-advisory agreement among Virtus Fixed Income Advisers, LLC, operating through its Seix Investment Advisors division (the “Sub-Adviser”), the Adviser and the Trust (the “Sub-Advisory Agreement”), each with respect to the Fund. The Advisory Agreement and the Sub-Advisory Agreement are collectively referred to herein as the “Investment Management Agreements.” The Board also authorized the appointment of Virtus Investment Advisers, LLC (formerly, Virtus Investment Advisers, Inc.) (“VIA”, together with VEA, the “Advisers” and, each, an “Adviser”) as adviser to the Fund replacing VEA, effective January 1, 2025, and the transfer to, and assumption by, VIA of VEA’s rights and obligations pursuant to the Investment Management Agreements, effective January 1, 2025 (the “Transfer and Assumption Agreements”) (together with the Investment Management Agreements, the “Agreements”). The above changes were proposed in connection with a corporate reorganization of the Advisers to streamline and organizationally align the provision of advisory services (the “Reorganization”).

At the Meeting, the Board received and reviewed information provided by the Advisers and the Sub-Adviser in response to requests of the Board and its counsel, including a memorandum from the Advisers that included a description of the Advisers’ business, a copy of the Advisers’ Form ADV, and certain other information about the Advisers to be considered in connection with the Trustees’ review process (the “Adviser Memorandum”), and a memorandum from the Sub-Adviser that included a description of the Sub-Adviser’s business, a copy of the Sub-Adviser’s Form ADV and certain other information about the Sub-Adviser to be considered in connection with the Trustees’ review process (each, a “Sub-Adviser Memorandum”). The Adviser Memorandum and Sub-Adviser Memorandum contained information necessary for the Board to form a judgment as to whether the approval of the Advisory Agreement and the approval of the Transfer and Assumption Agreement would be in the best interests of the Fund and its shareholders. With respect to the consideration of the Transfer and Assumption Agreement, the Board considered management’s discussion of the benefits to shareholders of the Reorganization and management’s assertion that the Reorganization would not result in a change of control of VEA or a change in the proposed management of the Fund, including the personnel that would be providing investment management and other services to the Fund.

Advisory Agreement and the Transfer and Assumption Agreement

In deciding on whether to approve the Advisory Agreement and the Transfer and Assumption Agreement with the Advisers on behalf of the Fund, the Board considered numerous factors, including:

The nature, extent, and quality of the services to be provided by the Advisers. The Board considered the responsibilities each Adviser would have under the Agreements, and the services that would be provided by each Adviser to the Fund, including, without limitation, the management, oversight, and administrative services that each Adviser and its employees will provide to the Fund, the services already provided by VEA related to organizing the Fund, each Adviser’s coordination of services for the Fund by the Trust’s service providers, its compliance procedures and practices, and its efforts to promote the Fund. The Board noted that many of the Trust’s executive officers are employees of the Advisers and will serve the Trust without additional compensation from the Fund. The Board also considered the information in the Adviser Memorandum, including descriptions of each Adviser’s investment advisory services and its related non-advisory business. The Board concluded that the quality, extent, and nature of the services proposed to be provided by each Adviser would be satisfactory and adequate for the Fund.

Investment performance of the Fund and the Advisers. The Board evaluated the investment management experience of each Adviser, in light of the services it will be providing. In conducting its review, the Board considered the fact that the Fund had not yet commenced operations and therefore had no investment performance to consider. Therefore, the Board received information from each Adviser regarding, among other things, the Adviser’s experience in organizing, managing and overseeing exchange-traded funds (“ETFs”) and other investment vehicles and coordinating their operation and administration. After consideration of these factors, the Board determined that each Adviser possessed adequate capabilities and experience for the management of the Fund.

FORM N-CSR ITEM 11 - Statement Regarding Basis for Approval of Investment Advisory Contract (continued)

The costs of the services to be provided and profits to be realized by each Adviser from its relationship with the Fund. The Board examined and evaluated the proposed arrangements between each Adviser and the Fund under the Agreements. The Board considered that the Agreements provided for a “unified fee” structure pursuant to which the Fund’s ordinary operating expenses (subject to customary exclusions) would be paid from each Adviser’s management fee. The Board noted that, under the unified fee arrangement, each Adviser would likely supplement a portion of the cost of operating the Fund for some period of time and considered the benefits that would accrue to the Fund.

The Board also considered the financial condition of each Adviser and the level of commitment to the Fund by each Adviser, including VEA’s payment of startup costs for the Fund; potential benefits to each Adviser in managing the Fund, including promotion of each Adviser’s name; and the interests of each Adviser in providing management and oversight services to the Fund. In addition, at the Meeting, the Board compared the proposed management fee and anticipated net expense ratio of the Fund to the management fees and net expense ratios of other funds considered by each Adviser to have similar investment objectives and strategies to the Fund, and assets under management (“AUM”) comparable to the projected asset levels of the Fund (the “Peer Group”). It was noted that the Peer Group was a custom peer group comprised of the other collateralized loan obligation (“CLO”) ETFs currently in the market. This Peer Group was used instead of the third-party peer group because the third-party data provider categorizes ETFs similar to the Fund as either Ultrashort Bond or Bank Loan funds, neither of which is a relevant peer group category for this Fund. Specifically, the Board noted that the proposed management fee and expense ratio for the Fund were at the average, above the median but below the maximum of its Peer Group.

Following these comparisons and upon further consideration and discussion of the foregoing, the Board concluded that the fees proposed to be paid to each Adviser would be appropriate and representative of arm’s-length negotiations.

The extent to which economies of scale would be realized as the Fund grows and whether management fee levels reflect these economies of scale for the benefit of the Fund’s investors. The Board considered the fees proposed to be paid to each Adviser. The Board also considered that the Fund would likely experience benefits from the proposed unified fee arrangement and would continue to do so even after an Adviser reaches firm-wide profitability. Accordingly, the Board concluded that the Fund’s proposed fee arrangement would provide benefits through the unified fee structure, and that, at the Fund’s projected asset levels, the Fund’s proposed arrangement with each Adviser would be appropriate.

Other benefits to be derived by each Adviser from its relationship with the Fund. The Board considered material “fall-out” or ancillary benefits that would accrue to each Adviser as a result of its relationship with the Fund (other than the advisory fee). The Board noted that affiliates of the Advisers will serve as principal underwriter and operational administrator for the Fund, and that the association could result in non-quantifiable reputational benefits for those entities. Based on the foregoing information, the Board concluded that such potential benefits are immaterial to its consideration and approval of the Agreements.

Conclusion. The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. The Board reviewed with counsel to the Independent Trustees the legal standards applicable to its consideration of the Agreements. Based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its reasonable business judgment, that the Agreements were fair and reasonable in light of the services to be performed, expenses to be incurred and such other matters as the Board considered relevant.

After full consideration of the above factors as well as other factors, the Board, including the Independent Trustees, unanimously approved the Agreements on behalf of the Fund.

Sub-Advisory Agreement and the Transfer and Assumption Agreement

In deciding on whether to approve the Sub-Advisory Agreement, and the Transfer and Assumption Agreement, with the Sub-Adviser on behalf of the Fund, the Board considered numerous factors, including:

The nature, extent, and quality of the services to be provided by the Sub-Adviser. The Board considered the responsibilities the Sub-Adviser would have under the Sub-Advisory Agreement and the services that would be provided by the Sub-Adviser, including, without limitation, the investment advisory services, the Sub-Adviser’s compliance procedures and practices, and its efforts to promote the Fund. The Board also considered the quality of the services that the Sub-Adviser provides to other funds, including certain Virtus mutual funds. After reviewing the foregoing information and further information in the materials, including the Sub-Adviser Memorandum (which included descriptions of the Sub-Adviser’s business), the Board concluded that the quality, extent, and nature of the services proposed to be provided by the Sub-Adviser would be satisfactory and adequate for the Fund.

FORM N-CSR ITEM 11 - Statement Regarding Basis for Approval of Investment Advisory Contract (continued)

The investment management capabilities and experience of the Sub-Adviser. The Board evaluated the investment management experience of the Sub-Adviser. In particular, the Board considered the Sub-Adviser’s experience, including specifically expertise in collateralized loan obligation strategies and the experience of the Sub-Adviser’s portfolio managers. The Board discussed with the Sub-Adviser the investment objective and strategies for the Fund and the Sub-Adviser’s plans for implementing those strategies. After consideration of these factors, the Board determined that the Sub-Adviser would be an appropriate sub-adviser to the Fund.

The costs of the services to be provided and profits to be realized by the Sub-Adviser from its relationship with the Fund. The Board examined and evaluated the proposed arrangement between the Sub-Adviser and the Advisers under the Sub-Advisory Agreement. The Board considered the fact that there would be a “unified fee” structure pursuant to which the Fund’s ordinary operating expenses (subject to customary exclusions) would be paid from each Adviser’s management fee. The Board considered the extent to which the Sub-Adviser would bear a portion of Fund expenses. The Board noted that, under the unified fee arrangement, the Sub-Adviser would likely supplement a portion of the cost of operating the Fund for some period of time and considered the benefits that would accrue to the Fund.

The Board considered the Sub-Adviser’s staffing, personnel, and methods of operating; the Sub-Adviser’s compliance policies and procedures; the financial condition of the Sub-Adviser and the level of commitment to the Fund by the Sub-Adviser; the projected asset levels of the Fund; and the overall projected expenses of the Fund. The Board also considered potential benefits to the Sub-Adviser in sub-advising the Fund, including promotion of the name of the Sub-Adviser.

The Board compared the proposed fees and anticipated expenses of the Fund (including the sub-advisory fee) to other funds considered by the Adviser to have investment objectives and strategies similar to the Fund and AUM comparable to the Fund’s projected asset levels, as noted above. The Board also considered the proposed fees of the Fund as they relate to other mutual funds sponsored by the Sub-Adviser. The Board also noted that the Sub-Adviser was an affiliate of the Advisers. Following these comparisons and upon further consideration and discussion of the foregoing, the Board concluded that the fees proposed to be paid to the Sub-Adviser (pursuant to the Sub-Advisory Agreement) would be appropriate and representative of arm’s-length negotiations.

The extent to which economies of scale would be realized as the Fund grows and whether sub-advisory fee levels reflect these economies of scale for the benefit of the Fund’s investors. The Board considered the fees proposed to be paid to the Sub-Adviser. The Board considered that the Fund would likely experience benefits from the proposed unified fee arrangement, particularly where the Sub-Adviser is contributing to Fund expenses in excess of its sub-advisory fee. The Board considered that the Fund would likely continue to experience such benefits even after the Fund’s assets grow to a level where the Sub-Adviser is no longer required to contribute to the Fund’s expenses in excess of the amount received by the Sub-Adviser under the Sub-Advisory Agreement. Accordingly, the Board concluded that the Fund’s proposed fee arrangement would provide benefits through the unified fee structure, and that, at the Fund’s projected asset levels, the Fund’s proposed arrangement with the Sub-Adviser would be appropriate.

Other benefits to be derived by the Sub-Adviser from its relationship with the Fund. The Board considered material “fall-out” or ancillary benefits that would accrue to the Sub-Adviser as a result of its relationship with the Fund (other than the sub-advisory fees). For example, the Board noted that the Sub-Adviser may obtain reputational benefits from the success of the Fund or other Virtus ETFs. Based on their review and other considerations, the Board concluded that such potential benefits are immaterial to its consideration and approval of the Sub-Advisory Agreement.

Conclusion. The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. The Board reviewed with counsel to the Independent Trustees the legal standards applicable to its consideration of the Sub-Advisory Agreement. Based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its reasonable business judgment, that the sub-advisory arrangement, as outlined in the Sub-Advisory Agreement, was fair and reasonable in light of the services to be performed, expenses to be incurred, and such other matters as the Board considered relevant.

After full consideration of the above factors as well as other factors, the Board, including the Independent Trustees, unanimously approved the Sub-Advisory Agreement, and the Transfer and Assumption Agreement, with the Sub-Adviser on behalf of the Fund.

FORM N-CSR ITEM 11 - Statement Regarding Basis for Approval of Investment Advisory Contract (continued)

Supplemental Information (unaudited)

DISCOUNT & PREMIUM INFORMATION

The Funds’ premium/discount information for the most recently completed calendar year, and the most recently completed calendar quarters since that year is available by visiting www.virtusetfs.com or by calling (888) 383-4184.

INFORMATION ABOUT PROXY VOTING

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the SAI. The SAI is available without charge upon request by calling toll-free at (888) 383-0553, by accessing the SEC’s website at www.sec.gov, or by accessing the Funds’ website at www.virtusetfs.com.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30th is available by calling toll-free at (888) 383-0553 or by accessing the SEC’s website at www.sec.gov.

8572(03/25)

c/o VP Distributors, LLC
One Financial Plaza
Hartford, Connecticut 06103

(b)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file the information required by Item 13 of Form N-1A.

The Financial Highlights are attached above.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Please refer to the Other Information Section in Item 7a.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Please refer to the Other Information Section in Item 7a.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Please refer to the Other Information Section in Item 7a.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Please refer to the Other Information Section in Item 7a.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Disclosure not required for open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Disclosure not required for open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Disclosure not required for open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Disclosure not required for open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.
(a)(2)	Not applicable.
(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.
(a)(4)	Disclosure not required for open-end management investment companies.
(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.
(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

Virtus ETF Trust II

By (Signature and Title)*

/s/ William J. Smalley

William J. Smalley, President and Principal Executive Officer

(Principal Executive Officer)

Date

April 4, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/s/ William J. Smalley

William J. Smalley, President and Principal Executive Officer

(Principal Executive Officer)

Date

April 4, 2025

By (Signature and Title)*

/s/ Brinton W. Frith

Brinton W. Frith, Treasurer and Principal Financial Officer/Principal Accounting Officer

(Principal Financial Officer/Principal Accounting Officer)

Date

April 4, 2025

* Print the name and title of each signing officer under his or her signature.